Document and Entity Information (USD $)	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	AMERCO /NV/
Entity Central Index Key	0000004457
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--03-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Public Float		$ 510,020,982
Document Fiscal Year Focus	2013
Document Type	10-K
Document Fiscal Period Focus	FY
Document Period End Date	Mar 31, 2013
Amendment Flag	true
Amendment Description	To file XBRL files
Entity Common Stock, Shares Outstanding	19,607,788

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
ASSETS:
Cash and cash equivalents	$ 463,744	$ 357,180
Reinsurance recoverables and trade receivables, net	261,789	297,974
Inventories, net	56,396	58,735
Prepaid expenses	57,451	41,858
Investments, fixed maturities and marketable equities	1,095,338	766,792
Investments, other	241,765	258,551
Deferred policy acquisition costs, net	93,043	63,914
Other assets	99,986	120,525
Related party assets	182,035	316,157
Subtotal assets	2,551,547	2,281,686
Property, plant and equipment, at cost:
Land	333,228	281,140
Buildings and improvements	1,197,875	1,087,119
Furniture and equipment	311,142	308,120
Property, plant and equipment (gross)	4,314,409	3,787,822
Less: Accumulated depreciation	(1,559,355)	(1,415,457)
Total property, plant and equipment	2,755,054	2,372,365
Total assets	5,306,601	4,654,051
Liabilities:
Accounts payable and accrued expenses	358,491	335,326
Notes, loans and leases payable	1,661,845	1,486,211
Policy benefits and losses, claims and loss expenses payable	1,115,048	1,145,943
Liabilities from investment contracts	510,789	240,961
Other policyholders' funds and liabilities	7,294	7,273
Deferred income	30,217	31,525
Deferred income taxes	393,658	370,992
Total liabilities	4,077,342	3,618,231
Commitments and contingencies (notes 9, 17, 18, 19 and 20)
Stockholders' equity:
Additional paid-in capital	438,168	433,743
Accumulated other comprehensive loss	(22,680)	(45,436)
Retained earnings	1,482,630	1,317,064
Unearned employee stock ownership plan shares	(1,706)	(2,398)
Total stockholders' equity	1,229,259	1,035,820
Total liabilities and stockholders' equity	5,306,601	4,654,051
Series A preferred stock, with no par value, 6,100,000 authorized; 6,100,000 shares issued and none outstanding as of March 31, 2013 and 2012
Stockholders' equity:
Preferred stock, value, issued
Series B preferred stock, with no par value, 100,000 shares authorized; none issued and outstanding as of March 31, 2013 and 2012
Stockholders' equity:
Preferred stock, value, issued
Series A common stock of $0.25 par value, 10,000,000 shares authorized; none issued and outstanding as of March 31, 2013 and 2012
Stockholders' equity:
Common stock, value, issued
Common stock of $0.25 par value, 150,000,000 shares authorized; 41,985,700 issued and 19,607,788 outstanding as of March 31, 2013 and 2012
Stockholders' equity:
Common stock, value, issued	10,497	10,497
Cost of common shares in treasury, net (22,377,912 shares as of March 31, 2013 and 2012)
Stockholders' equity:
Treasury stock, value	(525,653)	(525,653)
Cost of preferred shares in treasury, net (6,100,000 shares as of March 31, 2013 and 2012)
Stockholders' equity:
Treasury stock, value	(151,997)	(151,997)
Rental trailers and other rental equipment
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	317,476	255,010
Rental trucks
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	$ 2,154,688	$ 1,856,433

Condensed Consolidated Balance Sheets Parenthetical (USD $)	Mar. 31, 2013	Mar. 31, 2012
Series preferred stock, with or without par value, 50,000,000 shares authorized:
Preferred stock:
Preferred stock, shares authorized	50,000,000	50,000,000
Series A preferred stock, with no par value, 6,100,000 authorized; 6,100,000 shares issued and none outstanding as of March 31, 2013 and 2012
Preferred stock:
Preferred stock, shares authorized	6,100,000	6,100,000
Preferred stock, shares issued	6,100,000	6,100,000
Preferred stock, shares outstanding	0	0
Preferred stock, no par value	0	0
Series B preferred stock, with no par value, 100,000 shares authorized; none issued and outstanding as of March 31, 2013 and 2012
Preferred stock:
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, no par value	0	0
Series common stock, with or without par value, 150,000,000 shares authorized:
Common stock:
Common stock, shares authorized	150,000,000	150,000,000
Series A common stock of $0.25 par value, 10,000,000 shares authorized; none issued and outstanding as of March 31, 2013 and 2012
Common stock:
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares, issued	0	0
Common stock, shares, outstanding	0	0
Common stock, par or stated value per share	0.25	0.25
Common stock of $0.25 par value, 150,000,000 shares authorized; 41,985,700 issued and 19,607,788 outstanding as of March 31, 2013 and 2012
Common stock:
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares, issued	41,985,700	41,985,700
Common stock, shares, outstanding	19,607,788	19,607,788
Common stock, par or stated value per share	0.25	0.25
Cost of common shares in treasury, net (22,377,912 shares as of March 31, 2013 and 2012)
Treasury stock:
Treasury stock, shares	22,377,912	22,377,912
Cost of preferred shares in treasury, net (6,100,000 shares as of March 31, 2013 and 2012)
Treasury stock:
Treasury stock, shares	6,100,000	6,100,000

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues:
Self-moving equipment rentals	$ 1,767,520	$ 1,678,256	$ 1,547,015
Self-storage revenues	152,660	134,376	120,698
Self-moving and self-storage products and service sales	221,117	213,854	205,570
Property management fees	24,378	23,266	22,132
Life insurance premiums	178,115	277,562	206,992
Property and casualty insurance premiums	34,342	32,631	30,704
Net investment and interest income	82,903	73,552	62,745
Other revenue	97,552	78,530	55,503
Total revenues	2,558,587	2,512,027	2,251,359
Costs and expenses:
Operating expenses	1,170,568	1,093,190	1,026,577
Commission expenses	228,124	212,190	190,981
Cost of sales	107,216	116,542	106,024
Benefits and losses	180,676	320,191	200,513
Amortization of deferred policy acquisition costs	17,376	13,791	9,494
Lease expense	117,448	131,215	150,809
Depreciation, net of (gains) losses on disposals	237,996	208,901	189,266
Total costs and expenses	2,059,404	2,096,020	1,873,664
Earnings from operations	499,183	416,007	377,695
Interest expense	(90,696)	(90,371)	(88,381)
Total pretax earnings (loss)	408,487	325,636	289,314
Income tax expense	(143,779)	(120,269)	(105,739)
Net earnings	264,708	205,367	183,575
Less: Excess of redemption value over carrying value of preferred shares redeemed		(5,908)	(178)
Less: Preferred stock dividends		(2,913)	(12,412)
Earnings available to common shareholders	$ 264,708	$ 196,546	$ 170,985
Basic and diluted earnings per common share	$ 13.56	$ 10.09	$ 8.8
Weighted average common shares outstanding: basic and diluted	19,518,779	19,476,187	19,432,781

Condensed Consolidated Statements of Operations Parenthetical (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Depreciation:
Net of (gains) losses on sale of real and personal property	$ (22,496)	$ (20,888)	$ (23,058)
Related party:
Related party revenues, net of eliminations	38,135	48,061	46,746
Related party, costs and expenses, net of eliminations	$ 46,461	$ 44,120	$ 39,748

Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Comprehensive income (loss) (pretax):
Net earnings	$ 408,487	$ 325,636	$ 289,314
Comprehensive income (loss) (tax effect):
Net earnings	(143,779)	(120,269)	(105,739)
Comprehensive income (loss) (net of tax):
Net earnings	264,708	205,367	183,575
Other comprehensive income (loss):
Foreign currency translation (pretax)	(1,271)	(2,854)	3,114
Foreign currency translation (tax effect)	0	0	0
Foreign currency translation (net of tax)	(1,271)	(2,854)	3,114
Unrealized gain (loss) on investments (pretax)	29,099	15,094	7,468
Unrealized gain (loss) on investments (tax effect)	(10,320)	(5,089)	(2,538)
Unrealized gain (loss) on investments (net of tax)	18,779	10,005	4,930
Change in fair value of cash flow hedges (pretax)	9,405	(9,179)	2,411
Change in fair value of cash flow hedges (tax effect)	(3,574)	3,488	(916)
Change in fair value of cash flow hedges (net of tax)	5,831	(5,691)	1,495
Postretirement benefit obligation gain (loss) (pretax)	(974)	(692)	324
Postretirement benefit obligation gain (loss) (tax effect)	391	263	(123)
Postretirement benefit obligation gain (loss) (net of tax)	(583)	(429)	201
Total comprehensive income (loss) (pretax)	444,746	328,005	302,631
Total comprehensive income (loss) (tax effect)	(157,282)	(121,607)	(109,316)
Total comprehensive income (loss) (net of tax)	$ 287,464	$ 206,398	$ 193,315

Consolidated Statements of Changes in Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Less: Treasury Common Stock	Less: Treasury Preferred Stock	Less: Unearned Employee Stock Ownership Plan Shares
Balance at Mar. 31, 2010	$ 812,911	$ 10,497	$ 421,996	$ (56,207)	$ 969,017	$ (525,653)	$ (2,185)	$ (4,554)
Consolidated statement of change in equity
Increase in market value of released ESOP shares	3,038	0	3,038	0	0	0	0	0
Release of unearned ESOP Shares	1,172	0	0	0	0	0	0	1,172
Foreign currency translation	3,114	0	0	3,114	0	0	0	0
Unrealized gain on investments, net of tax	4,930	0	0	4,930	0	0	0	0
Fair market value of cash flow hedges, net of tax	1,495	0	0	1,495	0	0	0	0
Adjustment of postretirement benefit obligation	201	0	0	201	0	0	0	0
Net earnings	183,575	0	0	0	183,575	0	0	0
Less: Excess of redemption value over carrying value of preferred shares redeemed	(178)	0	0	0	(178)	0	0	0
Preferred stock dividends paid	(12,412)	0	0	0	(12,412)	0	0	0
Redemption of preferred shares	(5,004)	0	0	0	0	0	(5,004)	0
Contribution from related party	178	0	178	0	0	0	0	0
Net activity	180,109	0	3,216	9,740	170,985	0	(5,004)	1,172
Balance at Mar. 31, 2011	993,020	10,497	425,212	(46,467)	1,140,002	(525,653)	(7,189)	(3,382)
Consolidated statement of change in equity
Increase in market value of released ESOP shares	3,141	0	3,141	0	0	0	0	0
Release of unearned ESOP Shares	984	0	0	0	0	0	0	984
Foreign currency translation	(2,854)	0	0	(2,854)	0	0	0	0
Unrealized gain on investments, net of tax	10,005	0	0	10,005	0	0	0	0
Fair market value of cash flow hedges, net of tax	(5,691)	0	0	(5,691)	0	0	0	0
Adjustment of postretirement benefit obligation	(429)	0	0	(429)	0	0	0	0
Net earnings	205,367	0	0	0	205,367	0	0	0
Less: Excess of redemption value over carrying value of preferred shares redeemed	(5,908)	0	0	0	(5,908)	0	0	0
Preferred stock dividends paid	(2,913)	0	0	0	(2,913)	0	0	0
Common stock dividends	(19,484)	0	0	0	(19,484)	0	0	0
Redemption of preferred shares	(144,808)	0	0	0	0	0	(144,808)	0
Contribution from related party	5,390	0	5,390	0	0	0	0	0
Net activity	42,800	0	8,531	1,031	177,062	0	(144,808)	984
Balance at Mar. 31, 2012	1,035,820	10,497	433,743	(45,436)	1,317,064	(525,653)	(151,997)	(2,398)
Consolidated statement of change in equity
Adjustment to initially apply ASU 2010-26	(1,721)	0	0	0	(1,721)	0	0	0
Increase in market value of released ESOP shares	4,425	0	4,425	0	0	0	0	0
Release of unearned ESOP Shares	692	0	0	0	0	0	0	692
Foreign currency translation	(1,271)	0	0	(1,271)	0	0	0	0
Unrealized gain on investments, net of tax	18,779	0	0	18,779	0	0	0	0
Fair market value of cash flow hedges, net of tax	5,831	0	0	5,831	0	0	0	0
Adjustment of postretirement benefit obligation	(583)	0	0	(583)	0	0	0	0
Net earnings	264,708	0	0	0	264,708	0	0	0
Common stock dividends	(97,421)	0	0	0	(97,421)	0	0	0
Net activity	193,439	0	4,425	22,756	165,566	0	0	692
Balance at Mar. 31, 2013	$ 1,229,259	$ 10,497	$ 438,168	$ (22,680)	$ 1,482,630	$ (525,653)	$ (151,997)	$ (1,706)

Consolidated Statement of Changes in Stockholders' Equity Parenthetical (USD $)	12 Months Ended
	Mar. 31, 2012 Series A preferred stock	Mar. 31, 2011 Series A preferred stock	Mar. 31, 2013 Common stock	Mar. 31, 2012 Common stock
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Preferred stock dividends, Series A, per share	$ 0.53	$ 2.13
Common stock dividends, per share			$ 5	$ 1

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flow from operating activities:
Net earnings	$ 264,708	$ 205,367	$ 183,575
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	260,492	229,789	212,324
Amortization of deferred policy acquisition costs	17,376	13,791	9,494
Change in allowance for losses on trade receivables	(134)	(208)	28
Change in allowance for inventory reserves	1,133	1,382	(674)
Net of (gains) losses on sale of real and personal property	(22,496)	(20,888)	(23,058)
Net (gain) loss on sale of investments	(8,323)	(5,579)	(1,135)
Deferred Income Taxes and Tax Credits	13,518	104,360	80,898
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	36,322	(77,115)	(5,966)
Inventories	1,206	(173)	(6,431)
Prepaid expenses	(15,587)	15,748	(4,244)
Capitalization of deferred policy acquisition costs	(50,640)	(23,166)	(25,239)
Other assets	21,556	5,992	28,715
Related party assets	133,672	(14,210)	(87)
Accounts payable and accrued expenses	40,032	19,469	12,547
Policy benefits and losses, claims and loss expenses payable	(30,478)	212,330	109,334
Other policyholders' funds and liabilities	21	(1,458)	566
Deferred income	(1,312)	4,367	1,967
Related party liabilities	464	44	249
Net cash provided by operating activities	661,530	669,842	572,863
Purchase of:
Property, plant and equipment	(655,984)	(589,799)	(480,418)
Short term investments	(411,638)	(291,622)	(260,766)
Fixed maturities investments	(443,262)	(220,104)	(215,931)
Equity securities	(16,289)	(9,048)	(11,550)
Preferred stock	(6,296)	(2,717)	(14,352)
Real estate	(1,073)	(7,829)	(193)
Mortgage loans	(80,711)	(127,163)	(38,558)
Other investments	0	0	(2,000)
Proceeds from sale of:
Property, plant and equipment	220,699	168,912	180,411
Short term investments	417,520	300,893	317,213
Fixed maturities investments	160,806	128,486	131,981
Equity securities	372	10,222	1,198
Preferred stock	7,258	2,352	1,914
Real estate	671	440	1,925
Mortgage loans	95,714	54,840	15,156
Net cash used by investing activities	(712,213)	(582,137)	(373,970)
Cash flow from financing activities:
Borrowings from credit facilities	270,546	237,780	321,862
Principal repayments on credit facilities	(257,957)	(201,888)	(288,882)
Debt issuance costs	(2,223)	(2,004)	(1,987)
Capital lease payments	(26,877)	(8,328)	(11,522)
Leveraged Employee Stock Ownership Plan - repayments from loan	692	984	1,172
Securitization deposits	1,195	42,088	(46,031)
Preferred stock redemption paid	0	(144,289)	0
Preferred stock dividends paid	0	(2,913)	(12,412)
Common stock dividends paid	(97,421)	(19,484)	0
Contribution to related party	0	(518)	0
Investment contract deposits	301,729	13,854	11,580
Investment contract withdrawals	(31,901)	(28,027)	(34,548)
Net cash used by financing activities	157,783	(112,745)	(60,768)
Effects of exchange rate on cash	(536)	(294)	271
Increase (decrease) in cash and cash equivalents	106,564	(25,334)	138,396
Cash and cash equivalents at the beginning of period	357,180	382,514	244,118
Cash and cash equivalents at the end of the period	$ 463,744	$ 357,180	$ 382,514

Basis of Presentation	12 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Note 1. Basis of Presentation
Note 1. Basis of Presentation
AMERCO, a Nevada Corporation (“AMERCO”), has a fiscal year that ends on the 31st of March for each year that is referenced. Our insurance company subsidiaries have fiscal years that end on the 31st of December for each year that is referenced. They have been consolidated on that basis. Our insurance companies' financial reporting processes conform to calendar year reporting as required by state insurance departments. Management believes that consolidating their calendar year into our fiscal year financial statements does not materially affect the financial position or results of operations. We disclose any material events occurring during the intervening period. Consequently, all references to our insurance subsidiaries' years 2012, 2011 and 2010 correspond to fiscal 2013, 2012 and 2011 for AMERCO.
Accounts denominated in non-U.S. currencies have been translated into U.S. dollars. Certain amounts reported in previous years have been reclassified to conform to the current presentation.

Principles of Consolidation	12 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Note 2. Principles of Consolidation
Note 2. Principles of Consolidation
We apply ASC 810 - Consolidation (“ASC 810”) in our principles of consolidation. ASC 810 addresses arrangements where a company does not hold a majority of the voting or similar interests of a variable interest entity (“VIE”). A company is required to consolidate a VIE if it has determined it is the primary beneficiary. ASC 810 also addresses the policy when a company owns a majority of the voting or similar rights and exercises effective control.
As promulgated by ASC 810, a VIE is not self-supportive due to having one or both of the following conditions: (i) it has an insufficient amount of equity for it to finance its activities without receiving additional subordinated financial support or (ii) its owners do not hold the typical risks and rights of equity owners. This determination is made upon the creation of a variable interest and is re-assessed on an on-going basis should certain changes in the operations of a VIE, or its relationship with the primary beneficiary trigger a reconsideration under the provisions of ASC 810. After a triggering event occurs the most recent facts and circumstances are utilized in determining whether or not a company is a VIE, which other company(s) have a variable interest in the entity, and whether or not the company's interest is such that it is the primary beneficiary.
We will continue to monitor our relationships with the other entities regarding who is the primary beneficiary, which could change based on facts and circumstances of any reconsideration events.
During the first quarter of fiscal 2013 SAC Holding II fully repaid the $75.0 million outstanding principal balance on its junior note with AMERCO. Pursuant to ASC 810-10-35-4, we considered this a redetermination event which resulted in AMERCO no longer having a variable interest in SAC Holding II. Further, we determined that the repayment of the junior note had no impact on the existing individual operating entity management agreements thereby affirming our finding that these agreements do not constitute variable interests due to the presence of contractual 'kick-out' rights. As a result, the reconsideration event had no effect on the consolidation analysis, and thus we have no basis under ASC 810 to consolidate SAC Holding II.
Intercompany accounts and transactions have been eliminated.
Description of Legal Entities
AMERCO is the holding company for:
U-Haul International, Inc (“U-Haul”),
Amerco Real Estate Company (“Real Estate”),
Repwest Insurance Company (“Repwest”), and
Oxford Life Insurance Company (“Oxford”).
Unless the context otherwise requires, the term “Company,” “we,” “us” or “our” refers to AMERCO and all of its legal subsidiaries.
Description of Operating Segments
AMERCO has three reportable segments. They are Moving and Storage, Property and Casualty Insurance and Life Insurance.
The Moving and Storage operating segment includes AMERCO, U-Haul, and Real Estate and the wholly-owned subsidiaries of U-Haul and Real Estate. Operations consist of the rental of trucks and trailers, sales of moving supplies, sales of towing accessories, sales of propane, and the rental of fixed and mobile self-storage spaces to the “do-it-yourself” mover and management of self-storage properties owned by others. Operations are conducted under the registered trade name U-Haul® throughout the United States and Canada.
The Property and Casualty Insurance operating segment includes Repwest and its wholly-owned subsidiaries and ARCOA risk retention group (“ARCOA”). The Property and Casualty Insurance operating segment provides loss adjusting and claims handling for U-Haul through regional offices across North America. The Property and Casualty Insurance operating segment also underwrites components of the Safemove, Safetow, Super Safemove and Safestor protection packages to U-Haul customers. The business plan for the Property and Casualty Insurance operating segment includes offering property and casualty products in other U-Haul related programs. ARCOA is a group captive insurer owned by us and our wholly-owned subsidiaries whose purpose is to provide insurance products related to the moving and storage business.
The Life Insurance operating segment includes Oxford and its wholly-owned subsidiaries. The Life Insurance operating segment provides life and health insurance products primarily to the senior market through the direct writing and reinsuring of life insurance, Medicare supplement and annuity policies.

Accounting Policies	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Note 3. Accounting Policies
Note 3.  Accounting Policies
Use of Estimates
The preparation of financial statements in conformity with the generally accepted accounting principles (“GAAP”) in the United States requires management to make estimates and judgments that affect the amounts reported in the financial statements and accompanying notes. The accounting policies that we deem most critical to us and that require management's most difficult and subjective judgments include the principles of consolidation, the recoverability of property, plant and equipment, the adequacy of insurance reserves, the recognition and measurement of impairments for investments accounted for under ASC 320 - Investments - Debt and Equity Securities and the recognition and measurement of income tax assets and liabilities. The actual results experienced by us may differ from management's estimates.
Cash and Cash Equivalents
We consider cash and cash equivalents to be highly liquid debt securities with insignificant interest rate risk with original maturities from the date of purchase of three months or less.
Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash deposits. Accounts at each United States financial institution are insured by the Federal Deposit Insurance Corporation up to $250,000. Accounts at each Canadian financial institution are insured by the Canada Deposit Insurance Corporation up to $100,000 CAD per account. At March 31, 2013 and March 31, 2012, we held cash equivalents in excess of these insured limits. To mitigate this risk, we select financial institutions based on their credit ratings and financial strength.
Investments
Fixed Maturities and Marketable Equities. Fixed maturity investments consist of either marketable debt, equity or redeemable preferred stocks. As of the balance sheet dates, all of our investments in these securities were classified as available-for-sale. Available-for-sale investments are reported at fair value, with unrealized gains or losses recorded net of taxes and applicable adjustments to deferred policy acquisition costs in stockholders' equity. Fair value for these investments is based on quoted market prices, dealer quotes or discounted cash flows. The cost of investments sold is based on the specific identification method.
In determining if and when a decline in market value below carrying value is an other-than-temporary impairment, management makes certain assumptions or judgments in its assessment including but not limited to: ability to hold the security, quoted market prices, dealer quotes, discounted cash flows, industry factors, financial factors, and issuer specific information. Other-than-temporary impairments, to the extent of the decline, as well as realized gains or losses on the sale or exchange of investments are recognized in the current period operating results.
Mortgage Loans and Notes on Real Estate. Mortgage loans and notes on real estate are reported at their unpaid balance, net of any allowance for possible losses and any unamortized premium or discount.
During fiscal 2013, we recorded $26.1 million of real estate acquisitions obtained through foreclosures or deed-in-lieu of foreclosure on the collateral of assets acquired or originated as mortgage loan investments.
Recognition of Investment Income. Interest income from bonds and mortgage notes is recognized when earned. Dividends on common and preferred stocks are recognized on the ex-dividend dates. Realized gains and losses on the sale or exchange of investments are recognized at the trade date.
Fair Values
Fair values of cash equivalents approximate carrying value due to the short period of time to maturity. Fair values of short-term investments, investments available-for-sale, long-term investments, mortgage loans and notes on real estate, and interest rate swap contracts are based on quoted market prices, dealer quotes or discounted cash flows. Fair values of trade receivables approximate their recorded value.
Our financial instruments that are exposed to concentrations of credit risk consist primarily of temporary cash investments, trade receivables, reinsurance recoverables and notes receivable. Limited credit risk exists on trade receivables due to the diversity of our customer base and their dispersion across broad geographic markets. We place our temporary cash investments with financial institutions and limits the amount of credit exposure to any one financial institution.
We have mortgage receivables, which potentially expose us to credit risk. The portfolio of notes is principally collateralized by self-storage facilities and commercial properties. We have not experienced any material losses related to the notes from individual notes or groups of notes in any particular industry or geographic area. The estimated fair values were determined using the discounted cash flow method and using interest rates currently offered for similar loans to borrowers with similar credit ratings.
The carrying amount of long-term debt and short-term borrowings are estimated to approximate fair value as the actual interest rate is consistent with the rate estimated to be currently available for debt of similar term and remaining maturity.
Other investments including short-term investments are substantially current or bear reasonable interest rates. As a result, the carrying values of these financial instruments approximate fair value.
Derivative Financial Instruments
Our objective for holding derivative financial instruments is to manage interest rate risk exposure primarily through entering interest rate swap agreements. An interest rate swap is a contractual exchange of interest payments between two parties. A standard interest rate swap involves the payment of a fixed rate times a notional amount by one party in exchange for a floating rate times the same notional amount from another party. As interest rates change, the difference to be paid or received is accrued and recognized as interest expense or income over the life of the agreement.  We do not enter into these instruments for trading purposes. Counterparties to the interest rate swap agreements are major financial institutions. In accordance with ASC 815 - Derivatives and Hedging, we recognize interest rate swap agreements on the balance sheet at fair value, which is classified as prepaid expenses (asset) or accrued expenses (liability). Derivatives that are not designated as cash flow hedges for accounting purposes must be adjusted to fair value through income. If the derivative qualifies and is designated as a cash flow hedge, changes in its fair value will either be offset against the change in fair value of the hedged item through earnings or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. See Note 11, Derivatives of the Notes to Consolidated Financial Statements.
Inventories, net
Inventories, net were as follows:
	March 31,
	2013	2012
	(In thousands)
Truck and trailer parts and accessories (a)	$51,247	$52,973
Hitches and towing components (b)	14,574	13,877
Moving supplies and propane (b)	6,979	7,156
Subtotal	72,800	74,006
Less: LIFO reserves	(14,693)	(14,541)
Less: excess and obsolete reserves	(1,711)	(730)
Total	$56,396	$58,735

(a) Primarily held for internal usage, including equipment manufacturing and repair
(b) Primarily held for retail sales

Inventories consist primarily of truck and trailer parts and accessories used to manufacture and repair rental equipment as well as products and accessories available for retail sale. Inventory is held at our owned locations; our independent dealers do not hold any of our inventory.
Inventory cost is primarily determined using the last-in first-out method (“LIFO”). Inventories valued using LIFO consisted of approximately 96% of the total inventories for March 31, 2013 and 2012. Had we utilized the first-in first-out method (“FIFO”), stated inventory balances would have been $14.7 million and $14.5 million higher at March 31, 2013 and 2012, respectively. In fiscal 2013, the positive effect on income due to liquidation of a portion of the LIFO inventory was $0.1 million.
Property, Plant and Equipment
Property, plant and equipment are stated at cost. Interest expense incurred during the initial construction of buildings and rental equipment is considered part of cost. Depreciation is computed for financial reporting purposes using the straight line or an accelerated method based on a declining balance formula over the following estimated useful lives: rental equipment 2-20 years and buildings and non-rental equipment 3-55 years. We follow the deferral method of accounting based on ASC 908 - Airlines for major overhauls in which engine and transmission overhauls are capitalized and amortized over three years. Routine maintenance costs are charged to operating expense as they are incurred. Gains and losses on dispositions of property, plant and equipment are netted against depreciation expense when realized. The net amount of (gains) or losses netted against depreciation expense were ($22.5) million, ($20.9) million and ($23.1) million during fiscal 2013, 2012 and 2011, respectively. Equipment depreciation is recognized in amounts expected to result in the recovery of estimated residual values upon disposal, i.e., minimize gains or losses. In determining the depreciation rate, historical disposal experience, holding periods and trends in the market for vehicles are reviewed.
We regularly perform reviews to determine whether facts and circumstances exist which indicate that the carrying amount of assets, including estimates of residual value, may not be recoverable or that the useful life of assets are shorter or longer than originally estimated. Reductions in residual values (i.e., the price at which we ultimately expect to dispose of revenue earning equipment) or useful lives will result in an increase in depreciation expense over the life of the equipment. Reviews are performed based on vehicle class, generally subcategories of trucks and trailers. We assess the recoverability of our assets by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their estimated remaining lives against their respective carrying amounts. We consider factors such as current and expected future market price trends on used vehicles and the expected life of vehicles included in the fleet. Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets If asset residual values are determined to be recoverable, but the useful lives are shorter or longer than originally estimated, the net book value of the assets is depreciated over the newly determined remaining useful lives.
Management determined that additions to the fleet resulting from purchases should be depreciated on an accelerated method based upon a declining formula. Under the declining balances method (2.4 times declining balance), the book value of a rental truck is reduced approximately 16%, 13%, 11%, 9%, 8%, 7%, and 6% during years one through seven, respectively and then reduced on a straight line basis to a salvage value of 20% by the end of year fifteen. Beginning in October 2012, rental equipment subject to this depreciation schedule will be depreciated to a salvage value of 15%. This change had an immaterial effect on our current financial statements. Whereas, a standard straight line approach would reduce the book value by approximately 5.7% per year over the life of the truck. For the affected equipment, the accelerated depreciation was $57.0 million, $54.6 million and $44.8 million greater than what it would have been if calculated under a straight line approach for fiscal 2013, 2012 and 2011, respectively.
Although we intend to sell our used vehicles for prices approximating book value, the extent to which we realize a gain or loss on the sale of used vehicles is dependent upon various factors including but not limited to, the general state of the used vehicle market, the age and condition of the vehicle at the time of its disposal and the depreciation rates with respect to the vehicle. We typically sell our used vehicles at our sales centers throughout North America, on our web site at uhaul.com/trucksales or by phone at 1-866-404-0355. Additionally, we sell a large portion of our pickup and cargo van fleet at automobile dealer auctions.
The carrying value of real estate held for investment, which is lower than market value at the balance sheet date, was $14.3 million and $14.8 million for fiscal 2013 and 2012, respectively, and is included in Investments, other.
Receivables
Accounts receivable include trade accounts from moving and self-storage customers and dealers, insurance premiums and amounts due from re-insurers, less management's estimate of uncollectible accounts.
Insurance premiums receivable for policies that are billed through contracted agents are recorded net of commission's payable. A commission payable is recorded as a separate liability for those premiums that are billed direct.
Reinsurance recoverables include case reserves and actuarial estimates of claims incurred but not reported. These receivables are not expected to be collected until after the associated claim has been adjudicated and billed to the re-insurer. The reinsurance recoverables may have little or no allowance for doubtful accounts due to the fact that reinsurance is typically procured from carriers with strong credit ratings. Furthermore, we do not cede losses to a re-insurer if the carrier is deemed financially unable to perform on the contract. Reinsurance recoverables also include insurance ceded to other insurance companies.
Notes and mortgage receivables include accrued interest and are reduced by discounts and amounts considered by management to be uncollectible.
Policy Benefits and Losses, Claims and Loss Expenses Payable
Our Life Insurance operating segment's liabilities for life insurance and certain annuity and health policies are established to meet the estimated future obligations of policies in force, and are based on mortality, morbidity and withdrawal assumptions from recognized actuarial tables which contain margins for adverse deviation. Liabilities for health, disability and other policies include estimates of payments to be made on insurance claims for reported losses and estimates of losses incurred, but not yet reported. Oxford's liabilities for deferred annuity contracts consist of contract account balances that accrue to the benefit of the policyholders.
Our Property and Casualty Insurance operating segment's liability for reported and unreported losses is based on Repwest's historical data along with industry averages. The liability for unpaid loss adjustment expenses is based on historical ratios of loss adjustment expenses paid to losses paid. Amounts recoverable from re-insurers on unpaid losses are estimated in a manner consistent with the claim liability associated with the re-insured policy. Adjustments to the liability for unpaid losses and loss expenses as well as amounts recoverable from re-insurers on unpaid losses are charged or credited to expense in the periods in which they are made.
Due to the nature of the underlying risks and high degree of uncertainty associated with the determination of the liability for future policy benefits and claims, the amounts to be ultimately paid to settle these liabilities cannot be precisely determined and may vary significantly from the estimated liability, especially for long-tailed casualty lines of business such as excess workers' compensation.  As a result of the long-tailed nature of the excess workers' compensation policies written by Repwest during 1983 through 2002, and similar policies assumed by Repwest during 2001 through 2003, it may take a number of years for claims to be fully reported and finally settled.
On a regular basis insurance reserve adequacy is reviewed by management to determine if existing assumptions need to be updated.In determining the assumptions for calculating workers' compensation reserves, management considers multiple factors including the following:
  Claimant longevity
  Cost trends associated with claimant treatments
  Changes in ceding entity and third party administrator reporting practices
  Changes in environmental factors including legal and regulatory
  Current conditions affecting claim settlements
  Future economic conditions including inflation
We have reserved each claim based upon the accumulation of current claim costs projected through the claimants' life expectancy, then adjusted for applicable reinsurance arrangements.  Management reviews each claim bi-annually to determine if the estimated life-time claim costs have increased and then adjusts the reserve estimate accordingly at that time.  We have factored in an estimate of what the potential cost increases could be in our incurred but not reported liability.  We have not assumed settlement of the existing claims in calculating the reserve amount, unless it is in the final stages of completion.
Increases in claim costs, including medical inflation and new treatments and medications could lead to future adverse development resulting in additional reserve strengthening.  Conversely, settlement of existing claims or if injured workers return to work or expire prematurely, could lead to future positive development.
Self-Insurance Reserves
U-Haul retains the risk for certain public liability and property damage programs related to the rental equipment. The consolidated balance sheets include $380.8 million and $380.1 million of liabilities related to these programs as of March 31, 2013 and 2012, respectively. These liabilities are recorded in Policy benefits and losses, claims and loss expenses payable. Management takes into account losses incurred based upon actuarial estimates, past experience, current claim trends, as well as social and economic conditions. This liability is subject to change in the future based upon changes in the underlying assumptions including claims experience, frequency of incidents, and severity of incidents. Based upon additional claims information obtained through the passage of time, we reduced our self-insurance reserve balance associated with prior accident years by $5 million in fiscal 2013 and $20 million in fiscal 2012.
Additionally, as of March 31, 2013 and 2012, the consolidated balance sheets include liabilities of $8.1 million and $6.7 million, respectively, related to our provided medical plan benefits for eligible employees. We estimate this liability based on actual claims outstanding as of the balance sheet date as well as an actuarial estimate of claims incurred but not reported. This liability is reported net of estimated recoveries from excess loss reinsurance policies with unaffiliated insurers of $0.5 million and $0.1 million for fiscal 2013 and 2012, respectively. These amounts are recorded in Accounts payable and accrued expenses on the consolidated balance sheets.
Revenue Recognition
Self-moving rentals are recognized for the period that trucks and moving equipment are rented. Self-storage revenues, based upon the number of paid storage contract days, are recognized as earned during the period.  Sales of self-moving and self-storage related products are recognized at the time that title passes and the customer accepts delivery. Property management fee revenues are recognized monthly as services are performed. Property and casualty, traditional life and Medicare supplement insurance premiums are recognized as revenue over the policy periods. For products where premiums are due over a significantly shorter duration than the period over which benefits are provided, such as our single premium whole life product, premiums are recognized when received and excess profits are deferred and recognized in relation to the insurance in force. Interest and investment income are recognized as earned.
Amounts collected from customers for sales tax are recorded on a net basis.
Advertising
All advertising costs are expensed as incurred. Advertising expense was $6.7 million, $10.3 million and $14.9 million in fiscal 2013, 2012 and 2011, respectively.
Deferred Policy Acquisition Costs
Commissions and other costs that fluctuate with and are primarily related to the acquisition or renewal of certain insurance premiums are deferred. For the Life Insurance operating segment's life and health insurance products, these costs are amortized, with interest, in relation to revenue such that costs are realized as a constant percentage of revenue. For its annuity insurance products the costs are amortized, with interest, in relation to the present value of actual and expected gross profits.
During fiscal 2013, new annuity contract holders were provided with a sales inducement in the form of a premium bonus.  Sales inducements are recognized as an asset with a corresponding increase to the policyholder liability and are amortized in a similar manner to deferred acquisition costs.  As of December 31, 2012, the sales inducement asset included with Deferred policy acquisition costs, net amounted to $17.2 million on the consolidated balance sheet and amortization expense totaled $ 0.9 million.
Environmental Costs
Liabilities are recorded when environmental assessments and remedial efforts, if applicable, are probable and the costs can be reasonably estimated. The amount of the liability is based on management's best estimate of undiscounted future costs. Certain recoverable environmental costs related to the removal of underground storage tanks or related contamination are capitalized and amortized over the estimated useful lives of the properties. These costs improve the safety or efficiency of the property or are incurred in preparing the property for sale.
Income Taxes
AMERCO files a consolidated tax return with all of its legal subsidiaries. In accordance with ASC 740 - Income Taxes (“ASC 740”), the provision for income taxes reflects deferred income taxes resulting from changes in temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements.
Comprehensive Income (Loss)
Comprehensive income (loss) consists of net earnings, foreign currency translation adjustments, unrealized gains and losses on investments, the change in fair value of cash flow hedges and the change in postretirement benefit obligation.
Recent Accounting Pronouncements
In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, an amendment to FASB ASC Topic 220. The update requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This ASU is effective prospectively for the Company's fiscal years, and interim periods within those years beginning after December 15, 2012. We do not believe the adoption of this will have a material impact on our financial statements.
Adoption of New Accounting Pronouncements
In October 2010, the FASB issued ASU 2010-26, Financial Services - Insurance (Topic 944) (“ASU 2010-26”) which amended FASB ASC 944-30 to provide further guidance regarding the capitalization of costs relating to the acquisition or renewal of insurance contracts. Specifically, only qualifying costs associated with successful contract acquisitions are permitted to be deferred. We adopted ASU 2010-26 in the first quarter of fiscal 2013 and it resulted in a $1.7 million reduction in beginning retained earnings on our financial statements.
In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) (“ASU 2011-04”). This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. We adopted ASU 2011-04 in the first quarter of fiscal 2013 and it did not have a material impact on our financial statements.
In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Others (Topic 350) (“ASU 2012-02”) which allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test of an indefinite-lived intangible asset.  Per the terms of ASU 2012-02, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. We adopted ASU 2012-02 in the third quarter of fiscal 2013 and it did not have a material impact on our financial statements.
From time to time, new accounting pronouncements are issued by the FASB or the SEC that are adopted by the Company as of the specified effective date. Unless otherwise discussed, these ASU's entail technical corrections to existing guidance or affect guidance related to specialized industries or entities and therefore will have minimal, if any, impact on our financial position or results of operations upon adoption.

Earnings Per Share	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Note 4. Earnings Per Share
Note 4.  Earnings Per Share
Net earnings for purposes of computing earnings per common share for fiscal 2012 and 2011 are net earnings less preferred stock dividends paid, adjusted for the price paid by us for the redemption of our preferred stock less its carrying value on our balance sheet. Preferred stock dividends include accrued dividends of AMERCO. Preferred stock dividends paid to or accrued for entities that are part of the consolidated group are eliminated in consolidation.
The weighted average common shares outstanding exclude post-1992 shares of the employee stock ownership plan that have not been committed to be released. The unreleased shares, net of shares committed to be released, were 66,669; 110,504; and 153,069 as of March 31, 2013, 2012, and 2011, respectively.
On June 1, 2011, we redeemed all 6,100,000 shares of our issued and outstanding Series A 8½% Preferred Stock (“Series A Preferred”) at a redemption price of $25 per share plus accrued dividends through that date.  Pursuant to ASC 260 - Earnings Per Share (“ASC 260”), for earnings per share purposes, we recognized the deficit of the carrying amount of the Series A Preferred over the consideration paid to redeem the shares.
The Series A Preferred was recorded in our Additional Paid-In Capital account, net of original issue costs at $146.3 million prior to the redemption.  We paid $152.5 million to redeem the shares on June 1, 2011, of which $7.7 million was paid to our insurance subsidiaries in exchange for their holdings.  The difference between what was paid to redeem the shares less their carrying amount on our balance sheet, reduced by our insurance subsidiaries holdings was $5.9 million.  This amount was recognized as a reduction to our earnings available to our common shareholders for the purposes of computing earnings per share for fiscal 2012.
From January 1, 2009 through March 31, 2011, our insurance subsidiaries purchased 308,300 shares of our Series A Preferred on the open market for $7.2 million. Pursuant to ASC 260 we recognized $0.2 million charge to net earnings for fiscal 2011 in connection with these purchases.

Reinsurance Recoverables and Trade Receivables, Net	12 Months Ended
Mar. 31, 2013
Reinsurance Disclosures [Abstract]
Note 5. Reinsurance Recoverables and Trade Receivables, Net
Note 5.  Reinsurance Recoverables and Trade Receivables, Net
Reinsurance recoverables and trade receivables, net were as follows:
	March 31,
	2013	2012
	(In thousands)
Reinsurance recoverable	$186,533	$240,824
Trade accounts receivable	43,413	37,323
Paid losses recoverable	1,677	1,124
Accrued investment income	13,210	9,911
Premiums and agents' balances	2,813	1,717
Independent dealer receivable	334	402
Other receivable	14,803	7,801
	262,783	299,102
Less: Allowance for doubtful accounts	(994)	(1,128)
	$261,789	$297,974

Investments	12 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Note 6. Investments
Note 6.  Investments
Expected maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
We deposit bonds with insurance regulatory authorities to meet statutory requirements. The adjusted cost of bonds on deposit with insurance regulatory authorities was $16.4 million and $16.1 million at March 31, 2013 and 2012, respectively.
Available-for-Sale Investments
Available-for-sale investments at March 31, 2013 were as follows:
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses More than 12 Months	Gross Unrealized Losses Less than 12 Months	Estimated Market Value
	(In thousands)
U.S. treasury securities and government obligations	$24,518	$2,749	$(3)$	(3)$	27,261
U.S. government agency mortgage-backed securities	44,934	4,027	(7)	(73)	48,881
Obligations of states and political subdivisions	154,692	16,056	(2)	(292)	170,454
Corporate securities	729,677	51,596	(373)	(2,265)	778,635
Mortgage-backed securities	6,730	282	(27)	-	6,985
Redeemable preferred stocks	23,705	751	(214)	(30)	24,212
Common stocks	43,729	273	(4,685)	(407)	38,910
	$1,027,985	$75,734	$(5,311)$	(3,070)$	1,095,338
Available-for-sale investments at March 31, 2012 were as follows:
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses More than 12 Months	Gross Unrealized Losses Less than 12 Months	Estimated Market Value
	(In thousands)
U.S. treasury securities and government obligations	$29,152	$2,964	$(18)$	(9)$	32,089
U.S. government agency mortgage-backed securities	48,938	4,866	(1)	(7)	53,796
Obligations of states and political subdivisions	142,824	9,435	-	(147)	152,112
Corporate securities	445,433	33,350	(619)	(2,236)	475,928
Mortgage-backed securities	11,572	282	(38)	(5)	11,811
Redeemable preferred stocks	24,370	1,066	(1,627)	(632)	23,177
Common stocks	27,736	37	(9,720)	(174)	17,879
	$730,025	$52,000	$(12,023)$	(3,210)$	766,792
The tables above include gross unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.
We sold available-for-sale securities with a fair value of $165.1 million, $141.1 million and $134.7 million in fiscal 2013, 2012 and 2011, respectively. The gross realized gains on these sales totaled $9.5 million, $5.9 million and $2.0 million in fiscal 2013, 2012 and 2011, respectively. We realized gross losses on these sales of $0.7 million, $0.2 million and $0.2 million in fiscal 2013, 2012 and 2011, respectively.
The unrealized losses of more than twelve months in the tables above are considered temporary declines. The majority of this unrealized loss is related to our long term investments in 1.8 million shares of Bank of America common stock. We track each investment with an unrealized loss and evaluate them on an individual basis for other-than-temporary impairments including obtaining corroborating opinions from third party sources, performing trend analysis and reviewing management's future plans. Certain of these investments may have declines determined by management to be other-than-temporary and we recognized these write-downs through earnings. We recognized other-than-temporary impairments of $0.1 million and $0.8 million in fiscal 2012 and 2011, respectively. There were no write downs in fiscal 2013.
The investment portfolio primarily consists of corporate securities and U.S. government securities. We believe we monitor our investments as appropriate. Our methodology of assessing other-than-temporary impairments is based on security-specific analysis as of the balance sheet date and considers various factors including the length of time to maturity, the extent to which the fair value has been less than the cost, the financial condition and the near-term prospects of the issuer, and whether the debtor is current on its contractually obligated interest and principal payments. Nothing has come to management's attention that would lead to the belief that each issuer would not have the ability to meet the remaining contractual obligations of the security, including payment at maturity. We have the ability and intent not to sell its fixed maturity and common stock investments for a period of time sufficient to allow us to recover our costs.
The portion of other-than-temporary impairment related to a credit loss is recognized in earnings. The significant inputs utilized in the evaluation of mortgage backed securities credit losses include ratings, delinquency rates, and prepayment activity. The significant inputs utilized in the evaluation of asset backed securities credit losses include the time frame for principal recovery and the subordination and value of the underlying collateral.
Credit losses recognized in earnings for which a portion of an other-than-temporary impairment was recognized in other comprehensive income were as follows:
Credit Loss
(In thousands)
Balance at March 31, 2012	$552
Additions:
Other-than-temporary impairment not previously recognized	-
Balance at March 31, 2013	$552
The adjusted cost and estimated market value of available-for-sale investments at March 31, 2013 and 2012, respectively, by contractual maturity, were as follows:
	March 31, 2013		March 31, 2012
	Amortized Cost	Estimated Market Value	Amortized Cost	Estimated Market Value
	(In thousands)
Due in one year or less	$43,658	$44,333	$40,219	$40,688
Due after one year through five years	180,448	191,930	157,444	165,852
Due after five years through ten years	281,546	302,188	176,694	188,225
Due after ten years	448,169	486,780	291,990	319,160
	953,821	1,025,231	666,347	713,925

Mortgage backed securities	6,730	6,985	11,572	11,811
Redeemable preferred stocks	23,705	24,212	24,370	23,177
Equity securities	43,729	38,910	27,736	17,879
	$1,027,985	$1,095,338	$730,025	$766,792

Investments, other
The carrying value of other investments was as follows:
	March 31,
	2013	2012
	(In thousands)
Mortgage loans, net	$156,934	$166,249
Short-term investments	43,574	50,239
Real estate	20,406	20,032
Policy loans	16,460	15,677
Other equity investments	4,391	6,354
	$241,765	$258,551

Mortgage loans are carried at the unpaid balance, less an allowance for probable losses and any unamortized premium or discount. The allowance for probable losses was $0.4 million as of March 31, 2013 and 2012. The estimated fair value of these loans as of March 31, 2013 and 2012 approximated the carrying value. These loans represent first lien mortgages held by us.
Short-term investments consist primarily of investments in money market funds, mutual funds and any other investments with short-term characteristics that have original maturities of less than one year at acquisition. These investments are recorded at cost, which approximates fair value.
Real estate obtained through foreclosure and held for sale is carried at the lower of fair value at time of foreclosure or current estimated fair value less cost to sell. Other equity investments are carried at cost and assessed for impairment.
Insurance policy loans are carried at their unpaid balance.

Other Assets	12 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Note 7. Other Assets
Note 7.  Other Assets
Other assets were as follows:
	March 31,
	2013	2012
	(In thousands)
Deposits (debt-related)	$41,153	$61,154
Cash surrender value of life insurance policies	30,769	29,785
Excess of loss reinsurance recoverable	15,000	15,000
Deferred charges	8,661	10,647
Other	4,403	3,939
	$99,986	$120,525

Net Investment and Interest Income	12 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Note 8. Net Investment and Interest Income
Note 8.  Net Investment and Interest Income
Net investment and interest income, were as follows:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Fixed maturities	$50,696	$41,439	$32,782
Real estate	380	81	361
Insurance policy loans	1,126	489	259
Mortgage loans	17,952	7,002	5,249
Short-term, amounts held by ceding reinsurers, net and other investments	367	1,084	749
Investment income	70,521	50,095	39,400
Less: investment expenses	(1,375)	(1,338)	(1,269)
Investment income - Related party	13,757	24,795	24,614
Net investment and interest income	$82,903	$73,552	$62,745

Borrowings	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Note 9. Borrowings
Note 9.  Borrowings
Long-Term Debt
Long-term debt was as follows:
			March 31,
	2013 Rate (a)	Maturities	2013	2012
			(In thousands)
Real estate loan (amortizing term)	6.93%	2018	$235,000	$245,000
Real estate loan (revolving credit)	-	2018	-	-
Real estate loan (amortizing term)	2.10%	2016	24,630	25,451
Real estate loan (revolving credit)	-	2014	-	23,920
Senior mortgages	4.90% - 5.75%	2015 - 2038	556,522	459,822
Working capital loan (revolving credit)	-	2015	-	-
Fleet loans (amortizing term)	1.75% - 6.92%	2013 - 2020	361,079	384,888
Fleet loan (securitization)	4.90% - 5.56%	2014 - 2017	190,801	228,655
Capital leases (rental equipment)	2.37% - 9.57%	2015 - 2020	273,458	110,256
Other obligations	3.00% - 8.00%	2013 - 2043	20,355	8,219
Total notes, loans and leases payable			$1,661,845	$1,486,211

(a) Interest rate as of March 31, 2013, including the effect of applicable hedging instruments

Real Estate Backed Loans
Real Estate Loan
Amerco Real Estate Company and certain of its subsidiaries and U-Haul Company of Florida are borrowers under a Real Estate Loan. The loan has a final maturity date of August 2018. The loan is comprised of a term loan facility with initial availability of $300.0 million and a revolving credit facility with current availability of $41.0 million. As of March 31, 2013, the outstanding balance on the Real Estate Loan was $235.0 million and we had the full $41.0 million available to be drawn. U-Haul International, Inc. is a guarantor of this loan.
The amortizing term portion of the Real Estate Loan requires monthly principal and interest payments, with the unpaid loan balance and accrued and unpaid interest due at maturity. The revolving credit portion of the Real Estate Loan requires monthly interest payments when drawn, with the unpaid loan balance and any accrued and unpaid interest due at maturity. The Real Estate Loan is secured by various properties owned by the borrowers.
The interest rate for the amortizing term portion, per the provisions of the amended loan agreement, is the applicable London Inter-Bank Offer Rate (“LIBOR”) plus the applicable margin. At March 31, 2013, the applicable LIBOR was 0.21% and the applicable margin was 1.50%, the sum of which was 1.71%. The rate on the term facility portion of the Real Estate Loan is hedged with an interest rate swap fixing the rate at 6.93% based on current margin.
The interest rate for the revolving credit facility, per the provision of the amended loan agreement, is the applicable LIBOR plus the applicable margin. The margin ranges from 1.50% to 2.00%.
The default provisions of the Real Estate Loan include non-payment of principal or interest and other standard reporting and change-in-control covenants. There are limited restrictions regarding our use of the funds.
Amerco Real Estate Company and a subsidiary of U-Haul International, Inc. entered into a revolving credit construction loan effective June 29, 2006. This loan was modified and extended on June 27, 2011. This loan is now comprised of a term loan facility with an initial availability of $26.1 million and a final maturity of June 2016. As of March 31, 2013, the outstanding balance was $24.6 million.
This Real Estate Loan requires monthly principal and interest payments, with the unpaid loan balance and any accrued and unpaid interest due at maturity. The interest rate, per the provision of this loan agreement, is the applicable LIBOR plus a margin of 1.90%. At March 31, 2013, the applicable LIBOR was 0.20% and the margin was 1.90%, the sum of which was 2.10%. U-Haul International, Inc. and AMERCO are guarantors of this loan. The default provisions of the loan include non-payment of principal or interest and other standard reporting and change-in-control covenants.
On April 29, 2011, Amerco Real Estate Company and U-Haul Company of Florida entered into a revolving credit agreement for $100.0 million. This agreement was amended in February 2013 and the maturity extended to April 2014 with an option for a one year extension and the revolver balance was reduced to $50.0 million. As of March 31, 2013, we had the full $50.0 million available to be drawn. The interest rate is the applicable LIBOR plus a margin of 1.25%. AMERCO and U-Haul International, Inc. are guarantors of this facility. The default provisions of the loan include non-payment of principal or interest and other standard reporting and change-in-control covenants.
Senior Mortgages
Various subsidiaries of Amerco Real Estate Company and U-Haul International, Inc. are borrowers under certain senior mortgages. These senior mortgage loan balances as of March 31, 2013 were in the aggregate amount of $556.5 million and mature between 2015 and 2038. The senior mortgages require average monthly principal and interest payments with the unpaid loan balance and accrued and unpaid interest due at maturity. The senior mortgages are secured by certain properties owned by the borrowers. The interest rates, per the provisions of the senior mortgages, range between 4.90% and 5.75%. Amerco Real Estate Company and U-Haul International, Inc. have provided limited guarantees of the senior mortgages. The default provisions of the senior mortgages include non-payment of principal or interest and other standard reporting and change-in-control covenants. There are limited restrictions regarding our use of the funds.
Working Capital Loans
Amerco Real Estate Company is a borrower under an asset backed working capital loan. The maximum amount that can be drawn at any one time is $25.0 million. At March 31, 2013, we had the full $25.0 million available to be drawn. This loan is secured by certain properties owned by the borrower. This loan agreement provides for revolving loans, subject to the terms of the loan agreement. This agreement was amended in February 2013 and the maturity extended to April 2015. This loan requires monthly interest payments with the unpaid loan balance and accrued and unpaid interest due at maturity. U-Haul International, Inc. and AMERCO are the guarantors of this loan. The default provisions of the loan include non-payment of principal or interest and other standard reporting and change-in-control covenants. The interest rate, per the provision of this loan agreement, is the applicable LIBOR plus a margin of 1.25%.
Fleet Loans
Rental Truck Amortizing Loans
U-Haul International, Inc. and several of its subsidiaries are borrowers under amortizing term loans. The balance of the loans as of March 31, 2013 was $246.1 million with the final maturities between July 2013 and January 2020.
The Amortizing Loans require monthly principal and interest payments, with the unpaid loan balance and accrued and unpaid interest due at maturity. These loans were used to purchase new trucks. The interest rates, per the provision of the Loan Agreements, are the applicable LIBOR plus a margin between 0.90% and 2.63%. At March 31, 2013, the applicable LIBOR was between 0.20% and 0.21% and applicable margins were between 0.90% and 2.63%. The interest rates are hedged with interest rate swaps fixing the rates between 1.75% and 6.92% based on current margins. Additionally, $41.4 million of these loans are carried at fixed rates between 2.59% to 3.94%.
AMERCO and U-Haul International, Inc. are guarantors of these loans. The default provisions of these loans include non-payment of principal or interest and other standard reporting and change-in-control covenants.
On December 31, 2009, a subsidiary of U-Haul International, Inc. entered into an $85.0 million term note that was used to fund cargo van and pickup acquisitions. This term note was amended on August 26, 2011. The amount of the term note was increased to $95.0 million. On December 22, 2011, we entered into another term loan for $20.0 million. The final maturity date of these notes is August 2016.  The agreements contain options to extend the maturity through May 2017. These notes are secured by the purchased equipment and the corresponding operating cash flows associated with their operation.  These notes have fixed interest rates between 3.52% and 3.53%. At March 31, 2013, the outstanding balance was $115.0 million.
AMERCO and U-Haul International, Inc. are guarantors of these loans. The default provisions of these loans include non-payment of principal or interest and other standard reporting and change-in-control covenants.
Rental Truck Securitizations
U-Haul S Fleet and its subsidiaries (collectively, “USF”) issued a $217.0 million asset-backed note (“2007 Box Truck Note”) on June 1, 2007. USF is a bankruptcy-remote special purpose entity wholly-owned by U-Haul International, Inc. The net proceeds from the securitized transaction were used to finance new box truck purchases throughout fiscal 2008. U.S. Bank, NA acts as the trustee for this securitization.
The 2007 Box Truck Note has a fixed interest rate of 5.56% with an expected final maturity of February 2014. At March 31, 2013, the outstanding balance was $82.7 million. The note is secured by the box trucks that were purchased and the corresponding operating cash flows associated with their operation.
The 2007 Box Truck Note has the benefit of a financial guaranty insurance policy which guarantees the timely payment of interest on and the ultimate payment of the principal of this note.
2010 U-Haul S Fleet and its subsidiaries (collectively, “2010 USF”) issued a $155.0 million asset-backed note (“2010 Box Truck Note”) on October 28, 2010. 2010 USF is a bankruptcy-remote special purpose entity wholly-owned by U-Haul International, Inc. The net proceeds from the securitized transaction were used to finance new box truck purchases. U.S. Bank, NA acts as the trustee for this securitization.
The 2010 Box Truck Note has a fixed interest rate of 4.90% with an expected final maturity of October 2017. At March 31, 2013, the outstanding balance was $108.1 million. The note is secured by the box trucks being purchased and the corresponding operating cash flows associated with their operation.
The 2007 Box Truck Note and 2010 Box Truck Note are subject to certain covenants with respect to liens, additional indebtedness of the special purpose entities, the disposition of assets and other customary covenants of bankruptcy-remote special purpose entities. The default provisions of these notes include non-payment of principal or interest and other standard reporting and change-in-control covenants.
Capital Leases
We entered into capital leases for new equipment between April 2008 and March 2013, with terms of the leases between 5 and 7 years. At March 31, 2013, the balance of these leases was $273.5 million.
Other Obligations
In February 2011, the Company and US Bank, National Association (the “Trustee”) entered into the U-Haul Investors Club Indenture.  The Company and the Trustee entered into this indenture to provide for the issuance of notes (“U-Notes”) by us directly to investors over our proprietary website, uhaulinvestorsclub.com. The U-Notes are secured by various types of collateral including rental equipment and real estate.  U-Notes are issued in smaller series that vary as to principal amount, interest rate and maturity.  U-Notes are obligations of the Company and secured by the associated collateral; they are not guaranteed by any of the Company's affiliates or subsidiaries.
At March 31, 2013 the aggregate outstanding principal balance of the U-Notes issued was $26.9 million of which $6.5 million is with our insurance subsidiaries with interest rates between 3.00% and 8.00% and maturity dates between 2013 and 2043.
Annual Maturities of Notes, Loans and Leases Payable
The annual maturities of long-term debt as of March 31, 2013 for the next five years and thereafter are as follows:
	March 31,
	2014	2015	2016	2017	2018	Thereafter
	(In thousands)
Notes, loans and leases payable, secured	$226,944	$110,659	$522,455	$286,445	$169,025	$346,317

Interest on Borrowings	12 Months Ended
Mar. 31, 2013
Interest Expense, Borrowings [Abstract]
Note 10. Interest on Borrowings
Note 10.  Interest on Borrowings
Interest Expense
Components of interest expense include the following:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Interest expense	$66,159	$63,523	$60,701
Capitalized interest	(415)	(221)	(425)
Amortization of transaction costs	4,133	4,428	4,249
Interest expense resulting from derivatives	20,819	22,641	23,856
Total interest expense	$90,696	$90,371	$88,381

Interest paid in cash, including payments related to derivative contracts, amounted to $84.6 million, $87.0 million and $84.7 million for fiscal 2013, 2012 and 2011, respectively.
Interest Rates
Interest rates and our borrowings were as follows:
	Revolving Credit Activity
	Years Ended March 31,
	2013	2012	2011
	(In thousands, except interest rates)
Weighted average interest rate during the year	1.25%	1.73%	1.75%
Interest rate at year end	0.00%	1.74%	0.00%
Maximum amount outstanding during the year	$48,920	$38,920	$111,000
Average amount outstanding during the year	$18,707	$24,494	$36,942
Facility fees	$449	$521	$227

Derivatives	12 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Note 11. Derivatives
Note 11.  Derivatives
We manage exposure to changes in market interest rates. Our use of derivative instruments is limited to highly effective interest rate swaps to hedge the risk of changes in cash flows (future interest payments) attributable to changes in LIBOR rates, the designated benchmark interest rate being hedged on certain of our LIBOR indexed variable rate debt and a variable rate operating lease. The interest rate swaps effectively fix our interest payments on certain LIBOR indexed variable rate debt. We monitor our positions and the credit ratings of its counterparties and does not currently anticipate non-performance by the counterparties. Interest rate swap agreements are not entered into for trading purposes.
Original variable rate debt and lease amount		Agreement Date	Effective Date	Expiration Date	Designated cash flow hedge date
(In millions)
$50.0		6/21/2006	7/10/2006	7/10/2013	6/9/2006
300.0		8/16/2006	8/18/2006	8/10/2018	8/4/2006
30.0		2/9/2007	2/12/2007	2/10/2014	2/9/2007
20.0		3/8/2007	3/12/2007	3/10/2014	3/8/2007
20.0		3/8/2007	3/12/2007	3/10/2014	3/8/2007
19.3	(a)	4/8/2008	8/15/2008	6/15/2015	3/31/2008
19.0		8/27/2008	8/29/2008	7/10/2015	4/10/2008
30.0		9/24/2008	9/30/2008	9/10/2015	9/24/2008
15.0	(a)	3/24/2009	3/30/2009	3/30/2016	3/25/2009
14.7	(a)	7/6/2010	8/15/2010	7/15/2017	7/6/2010
25.0	(a)	4/26/2011	6/1/2011	6/1/2018	7/1/2011
50.0	(a)	7/29/2011	8/15/2011	8/15/2018	7/29/2011
20.0	(a)	8/3/2011	9/12/2011	9/10/2018	8/3/2011
15.1	(b)	3/27/2012	3/28/2012	3/28/2019	3/26/2012
25.0		4/13/2012	4/16/2012	4/1/2019	4/12/2012
44.3		1/11/2013	1/15/2013	12/15/2019	7/25/2012

(a) forward swap
(b) operating lease

As of March 31, 2013, the total notional amount of our variable interest rate swaps on debt and an operating lease was $450.1 million and $13.7 million, respectively.
The derivative fair values located in Accounts payable and accrued expenses in the balance sheets were as follows:
	Liability Derivative Fair Value as of
	March 31, 2013	March 31, 2012
	(In thousands)
Interest rate contracts designated as hedging instruments	$51,550	$59,313

	The Effect of Interest Rate
	Contracts on the Statements of Operations
	March 31, 2013		March 31, 2012
	(In thousands)
Loss recognized in income on interest rate contracts	$20,819		$22,641
(Gain) loss recognized in AOCI on interest rate contracts (effective portion)	$(9,405	)$	9,179
Loss reclassified from AOCI into income (effective portion)	$19,178		$23,559
(Gain) loss recognized in income on interest rate contracts (ineffective portion and amount excluded from effectiveness testing)	$1,641		$(918)

Gains or losses recognized in income on derivatives are recorded as interest expense in the statement of operations. At March 31, 2013, we expect to reclassify $16.3 million of net losses on interest rate contracts from accumulated other comprehensive income to earnings that will offset interest payments over the next twelve months. Please see Note 3, Accounting Policies in the Notes to Consolidated Financial Statements.

Stockholders Equity	12 Months Ended
Mar. 31, 2013
Stockholders' Equity Attributable to Parent [Abstract]
Note 12. Stockholders' Equity
Note 12. Stockholders' Equity
On June 1, 2011, we redeemed all 6,100,000 shares of our issued and outstanding Series A Preferred at a redemption price of $25 per share plus accrued dividends through that date.  Pursuant to ASC 260, for earnings per share purposes, we recognized the deficit of the carrying amount of the Series A Preferred over the consideration paid to redeem the shares.
The Series A Preferred was recorded in our Additional Paid-In Capital account, net of original issue costs at $146.3 million prior to the redemption.  We paid $152.5 million to redeem the shares on June 1, 2011, of which $7.7 million was paid to our insurance subsidiaries in exchange for their holdings.  The difference between what was paid to redeem the shares less their carrying amount on our balance sheet, reduced by our insurance subsidiaries holdings was $5.9 million.  This amount was recognized as a reduction to our earnings available to our common shareholders for the purposes of computing earnings per share for fiscal 2012.
On November 7, 2012, we declared a special cash dividend on our Common Stock of $5.00 per share to holders of record on November 19, 2012. The dividend was paid on November 30, 2012.

Change in Excess Workers' Compensation Reserves Estimate	12 Months Ended
Mar. 31, 2013
Insurance Loss Reserves [Abstract]
Note 13. Change in Excess Workers' Compensation Reserves Estimate
Note 13.  Change in Excess Workers' Compensation Reserves Estimate
Our policy is to regularly review the adequacy of loss reserves associated with the lines of business of its insurance subsidiaries. A review of the underlying claims of Repwest's excess workers' compensation business in the third quarter of fiscal 2012, indicated that claims have been developing more adversely than previously anticipated based on a combination of issues including medical inflation, additional treatments, longer claim terms and changes in ceding entity and third party administrator reporting practices.  As a result, Repwest adjusted its estimate for excess workers' compensation reserves in the third quarter of fiscal 2012. The effect of this change increased benefits and losses expense by $48.3 million and decreased net earnings by $31.4 million, or $1.61 per share, for fiscal 2012.

Provision for Taxes	12 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Note 14. Provision for Taxes
Note 14.  Provision for Taxes
Earnings before taxes and the provision for taxes consisted of the following:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Pretax earnings:
U.S.	$389,342	$302,748	$270,695
Non-U.S.	19,145	22,888	18,619
Total pretax earnings	$408,487	$325,636	$289,314

Current provision (benefit)
Federal	$116,788	$10,899	$14,784
State	12,199	5,514	7,475
Non-U.S.	3,344	4,786	3,861
	132,331	21,199	26,120
Deferred provision (benefit)
Federal	8,466	89,327	70,653
State	1,458	8,310	7,300
Non-U.S.	1,524	1,433	1,666
	11,448	99,070	79,619

Provision for income tax expense	$143,779	$120,269	$105,739

Income taxes paid (net of income tax refunds received)	$144,682	$10,739	$14,265

The difference between the tax provision at the statutory federal income tax rate and the tax provision attributable to income before taxes was as follows:
	Years Ended March 31,
	2013	2012	2011
	(In percentages)
Statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (reduction) in rate resulting from:
State taxes, net of federal benefit	2.08%	2.70%	3.24%
Foreign rate differential	(0.45)%	(0.55)%	(0.34)%
Federal tax credits	(0.51)%	(0.21)%	(0.18)%
Interest on deferred tax	0.00%	0.12%	0.13%
Dividend received deduction	(0.03)%	(0.06)%	(0.08)%
Other	(0.89)%	(0.07)%	(1.22)%
Actual tax expense of operations	35.20%	36.93%	36.55%

Significant components of our deferred tax assets and liabilities were as follows:
	March 31,
	2013	2012
	(In thousands)
Deferred tax assets:
Net operating loss and credit carry forwards	$2,007	$3,080
Accrued expenses	153,807	126,361
Policy benefit and losses, claims and loss expenses payable, net	24,137	15,493
Unrealized losses	-	6,649
Other	454	-
Total deferred tax assets	$180,405	$151,583

Deferred tax liabilities:
Property, plant and equipment	$552,548	$519,409
Deferred policy acquisition costs	12,270	2,838
Unrealized gains	9,245	-
Other	-	328
Total deferred tax liabilities	574,063	522,575
Net deferred tax liability	$393,658	$370,992

The net operating loss and credit carry-forwards in the above table are primarily attributable to $14.7 million of state net operating losses that will begin to expire March 31, 2014 if not utilized.
ASC 740 prescribes a minimum recognition and measurement methodology that a tax position is required to meet before being recognized in the financial statements. The total amount of unrecognized tax benefits at April 1, 2012 was $11.8 million. This entire amount of unrecognized tax benefits if resolved in our favor, would favorably impact our effective tax rate. During the current year we recorded tax expense (net of settlements), resulting from uncertain tax positions in the amount of $2.1 million. At March 31, 2013, the amount of unrecognized tax benefits and the amount that would favorably affect our effective tax rate was $13.9 million.
A reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the period are as follows:
Unrecognized Tax Benefits
(In thousands)

Unrecognized tax benefits as of March 31, 2012	$11,780
Additions based on tax positions related to the current year	2,163
Reductions for tax positions of prior years	-
Settlements	(81)
Unrecognized tax benefits as of March 31, 2013	$13,862
We recognize interest related to unrecognized tax benefits as interest expense, and penalties as operating expenses. At April 1, 2012, the amount of interest and penalties accrued on unrecognized tax benefits was $4.0 million, net of tax. During the current year we recorded expense from interest in the amount of $0.3 million, net of tax. At March 31, 2013, the amount of interest and penalties accrued on unrecognized tax benefits was $4.3 million, net of tax.
We file income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With some exceptions, we are no longer subject to audit for years prior to the fiscal year ended March 31, 2010. No provision was made for U.S. taxes payable on undistributed foreign earnings since these amounts are permanently reinvested.

Employee Benefit Plans	12 Months Ended
Mar. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Note 15. Employee Benefit Plans
Note 15.  Employee Benefit Plans
Profit Sharing Plans
We provide tax-qualified profit sharing retirement plans for the benefit of eligible employees, former employees and retirees in the U.S. and Canada. The plans are designed to provide employees with an accumulation of funds for retirement on a tax-deferred basis and provide for annual discretionary employer contributions. Amounts to be contributed are determined by the President and Chairman of the Board of the Company under the delegation of authority from the Board, pursuant to the terms of the Profit Sharing Plan. No contributions were made to the profit sharing plan during fiscal 2013, 2012 or 2011.
We also provide an employee savings plan which allows participants to defer income under Section 401(k) of the Internal Revenue Code of 1986.
ESOP Plan
We sponsor a leveraged ESOP that generally covers all employees with one year or more of service. The ESOP shares initially were pledged as collateral for its debt which was originally funded by U-Haul. As the debt is repaid, shares are released from collateral and allocated to active employees, based on the proportion of debt service paid in the year. When shares are scheduled to be released from collateral, prorated over the year, we report compensation expense equal to the current market price of the shares scheduled to be released, and the shares become outstanding for earnings per share computations. ESOP compensation expense was $5.0 million, $4.4 million and $3.9 million for fiscal 2013, 2012 and 2011, respectively. Listed below is a summary of these financing arrangements as of fiscal year-end:
	Outstanding as of	Interest Payments
Financing Date	March 31, 2013	2013	2012	2011
	(In thousands)
June, 1991	$2,169	$250	$299	$386
March, 1999	-	-	-	-
February, 2000	-	-	-	6
April, 2001	-	-	5	9
July, 2009	632	35	15	5

Shares are released from collateral and allocated to active employees based on the proportion of debt service paid in the plan year. Contributions to the Plan Trust during fiscal 2013, 2012 and 2011 were $1.7 million, $2.0 million and $2.1 million, respectively.
Shares held by the Plan were as follows:
	Years Ended March 31,
	2013	2012
	(In thousands)
Allocated shares	1,374	1,372
Unreleased shares	76	124
Fair value of unreleased shares	$13,218	$12,841

The fair value of unreleased shares issued prior to 1992 is defined as the historical cost of such shares. The fair value of unreleased shares issued subsequent to December 31, 1992 is defined as the trading value of such shares as of March 31, 2013 and March 31, 2012, respectively.
Post Retirement and Post Employment Benefits
We provide medical and life insurance benefits to its eligible employees and their dependents upon retirement from the Company. The retirees must have attained age sixty-five and earned twenty years of full-time service upon retirement for coverage under the medical plan. The medical benefits are capped at a $20,000 lifetime maximum per covered person. The benefits are coordinated with Medicare and any other medical policies in force. Retirees who have attained age sixty-five and earned at least ten years of full-time service upon retirement from the Company are entitled to group term life insurance benefits. The life insurance benefit is $2,000 plus $100 for each year of employment over ten years. The plan is not funded and claims are paid as they are incurred. We use a March 31 measurement date for our post retirement benefit disclosures.
The components of net periodic post retirement benefit cost were as follows:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Service cost for benefits earned during the period	$622	$515	$462
Interest cost on accumulated postretirement benefit	554	568	567
Other components	4	(16)	(39)
Net periodic postretirement benefit cost	$1,180	$1,067	$990

The fiscal 2013 and fiscal 2012 post retirement benefit liability included the following components:
	Years Ended March 31,
	2013	2012
	(In thousands)
Beginning of year	$12,493	$11,103
Service cost for benefits earned during the period	622	515
Interest cost on accumulated post retirement benefit	554	568
Net benefit payments and expense	(271)	(369)
Actuarial loss	978	676
Accumulated postretirement benefit obligation	14,376	12,493

Current liabilities	493	503
Non-current liabilities	13,883	11,990

Total post retirement benefit liability recognized in statement of financial position	14,376	12,493
Components included in accumulated other comprehensive income:
Unrecognized net gain	205	1,179
Cumulative net periodic benefit cost (in excess of employer contribution)	$14,581	$13,672

The discount rate assumptions in computing the information above were as follows:
	Years Ended March 31,
	2013	2012	2011
	(In percentages)
Accumulated postretirement benefit obligation	3.77%	4.17%	5.00%

In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 became law. Amounts shown on the previous page include the effect of the subsidy. The discount rate represents the expected yield on a portfolio of high grade (AA to AAA rated or equivalent) fixed income investments with cash flow streams sufficient to satisfy benefit obligations under the plan when due. Fluctuations in the discount rate assumptions primarily reflect changes in U.S. interest rates. The assumed health care cost trend rate used to measure the accumulated postretirement benefit obligation as of the end of fiscal 2013 was 7.8% in the initial year and was projected to decline annually to an ultimate rate of 4.5% in fiscal 2029. The assumed health care cost trend rate used to measure the accumulated postretirement benefit obligation as of the end of fiscal 2012 (and used to measure the fiscal 2013 net periodic benefit cost) was 8.1% in the initial year and was projected to decline annually to an ultimate rate of 4.5% in fiscal 2029.
If the estimated health care cost trend rate assumptions were increased by one percent, the accumulated post retirement benefit obligation as of fiscal year-end would increase by $183,633 and the total of the service cost and interest cost components would increase by $15,182. A decrease in the estimated health care cost trend rate assumption of one percent would decrease the accumulated post retirement benefit obligation as of fiscal year-end by $205,342 and the total of the service cost and interest cost components would decrease by $17,098.
Post employment benefits provided by us, other than upon retirement, are not material.
Future net benefit payments are expected as follows:
Future Net Benefit Payments
(In thousands)
Year-ended:
2014	$493
2015	580
2016	682
2017	807
2018	940
2019 through 2023	6,974
Total	$10,476

Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Note 16. Fair Value Measurements
Note 16.  Fair Value Measurements
Fair values of cash equivalents approximate carrying value due to the short period of time to maturity. Fair values of short term investments, investments available-for-sale, long term investments, mortgage loans and notes on real estate, and interest rate swap contracts are based on quoted market prices, dealer quotes or discounted cash flows. Fair values of trade receivables approximate their recorded value.
Our financial instruments that are exposed to concentrations of credit risk consist primarily of temporary cash investments, trade receivables, reinsurance recoverables and notes receivable. Limited credit risk exists on trade receivables due to the diversity of our customer base and their dispersion across broad geographic markets. We place our temporary cash investments with financial institutions and limits the amount of credit exposure to any one financial institution.
We have mortgage receivables, which potentially expose us to credit risk. The portfolio of notes is principally collateralized by self-storage facilities and commercial properties. We have not experienced any material losses related to the notes from individual or groups of notes in any particular industry or geographic area. The estimated fair values were determined using the discounted cash flow method and using interest rates currently offered for similar loans to borrowers with similar credit ratings.
The carrying amount of long term debt and short term borrowings are estimated to approximate fair value as the actual interest rate is consistent with the rate estimated to be currently available for debt of similar term and remaining maturity.
Other investments including short term investments are substantially current or bear reasonable interest rates. As a result, the carrying values of these financial instruments approximate fair value.
Assets and liabilities are recorded at fair value on the condensed consolidated balance sheets and are measured and classified based upon a three tiered approach to valuation. ASC 820 - Fair Value Measurements and Disclosures (“ASC 820”) requires that financial assets and liabilities recorded at fair value be classified and disclosed in one of the following three categories:
Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 - Quoted prices for identical or similar financial instruments in markets that are not considered to be active, or similar financial instruments for which all significant inputs are observable, either directly or indirectly, or inputs other than quoted prices that are observable, or inputs that are derived principally from or corroborated by observable market data through correlation or other means;
Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and are unobservable. These reflect management's assumptions about the assumptions a market participant would use in pricing the asset or liability.
A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following table represents the financial assets and liabilities on the condensed consolidated balance sheet at March 31, 2013, that are subject to ASC 820 and the valuation approach applied to each of these items.
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets
Short-term investments	$434,175	$434,175	$-	$-
Fixed maturities - available for sale	1,032,215	951,598	79,437	1,180
Preferred stock	24,212	24,212	-	-
Common stock	38,911	38,911	-	-
Derivatives	1,165	-	1,165	-
Total	$1,530,678	$1,448,896	$80,602	$1,180

Liabilities
Guaranteed residual values of TRAC leases	$-	$-	$-	$-
Derivatives	51,550	-	51,550	-
Other obligations	-	-	-	-
Total	$51,550	$-	$51,550	$-
Our fair value measurements take place at the end of each quarter. At the end of the first quarter of fiscal 2013, we transferred $2.3 million of fixed maturities - available for sale from Level 1 to Level 2 due to a reduction in the pricing source available.
The following tables represent the fair value measurements for our assets at March 31, 2013 using significant unobservable inputs (Level 3).
Fixed Maturities - Asset Backed Securities
(In thousands)
Balance at March 31, 2012	$1,205

Fixed Maturities - Asset Backed Securities - redemption	(43)
Fixed Maturities - Asset Backed Securities - gain (realized)	18
Balance at March 31, 2013	$1,180

Reinsurance and Policy Benefits and Losses, Claims and Loss Expenses Payable	12 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Note 17. Reinsurance and Policy Benefits and Losses, Claims and Loss Expenses Payable
Note 17.  Reinsurance and Policy Benefits and Losses, Claims and Loss Expenses Payable
During their normal course of business, our insurance subsidiaries assume and cede reinsurance on both a coinsurance and a risk premium basis. They also obtain reinsurance for that portion of risks exceeding their retention limits. The maximum amount of life insurance retained on any one life is $110,000.
	Direct Amount (a)	Ceded to Other Companies	Assumed from Other Companies	Net Amount (a)	Percentage of Amount Assumed to Net
	(In thousands)
Year ended December 31, 2012
Life insurance in force	$811,035	$16,471	$1,083,550	$1,878,114	58%
Premiums earned:
Life	$52,751	$2,685	$13,640	$63,706	21%
Accident and health	106,266	454	3,409	109,221	3%
Annuity	6,095	1,208	301	5,188	6%
Property and casualty	31,537	-	2,805	34,342	8%
Total	$196,649	$4,347	$20,155	$212,457

Year ended December 31, 2011
Life insurance in force	$761,070	$14,868	$1,142,247	$1,888,449	60%
Premiums earned:
Life	$63,396	$6,909	$94,982	$151,469	63%
Accident and health	115,599	503	3,635	118,731	3%
Annuity	9,049	1,920	233	7,362	3%
Property and casualty	30,145	-	2,486	32,631	8%
Total	$218,189	$9,332	$101,336	$310,193

Year ended December 31, 2010
Life insurance in force	$668,740	$3,567	$884,932	$1,550,105	57%
Premiums earned:
Life	$77,721	$-	$37,300	$115,021	32%
Accident and health	88,441	575	3,815	91,681	4%
Annuity	-	-	290	290	100%
Property and casualty	28,179	68	2,593	30,704	8%
Total	$194,341	$643	$43,998	$237,696
 (a)      Balances are reported net of inter-segment transactions.
To the extent that a reinsurer is unable to meet its obligation under the related reinsurance agreements, Repwest would remain liable for the unpaid losses and loss expenses. Pursuant to certain of these agreements, Repwest holds letters of credit at year end in the amount of $0.6 million from re-insurers and has issued letters of credit in the amount of $5.3 million in favor of certain ceding companies.
Policy benefits and losses, claims and loss expenses payable for our Property and Casualty Insurance operating segment were as follows:
	Years Ended December 31,
	2012	2011
	(In thousands)
Unpaid losses and loss adjustment expense	$330,093	$382,328
Reinsurance losses payable	91	611
Total	$330,184	$382,939

Activity in the liability for unpaid losses and loss adjustment expenses for our Property and Casualty Insurance operating segment is summarized as follows:
	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Balance at January 1	$382,328	$276,355	$271,677
Less: reinsurance recoverable	223,865	167,315	162,711
Net balance at January 1	158,463	109,040	108,966
Incurred related to:
Current year	8,962	9,297	9,453
Prior years	7,036	56,445	7,832
Total incurred	15,998	65,742	17,285
Paid related to:
Current year	4,405	5,049	4,971
Prior years	16,402	11,270	12,240
Total paid	20,807	16,319	17,211
Net balance at December 31	153,654	158,463	109,040
Plus: reinsurance recoverable	176,439	223,865	167,315
Balance at December 31	$330,093	$382,328	$276,355

The liability for incurred losses and loss adjustment expenses (net of reinsurance recoverable of $176.4 million) decreased by $4.8 million in 2012.

Contingent Liabilities and Commitments	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Note 18. Contingent Liabilities and Commitments
Note 18.  Contingent Liabilities and Commitments
We lease a portion of our rental equipment and certain of our facilities under operating leases with terms that expire at various dates substantially through 2019. As of March 31, 2013, AMERCO has guaranteed $117.9 million of residual values for these rental equipment assets at the end of the respective lease terms. Certain leases contain renewal and fair market value purchase options as well as mileage and other restrictions. At the expiration of the lease, we have the option to renew the lease, purchase the asset for fair market value, or sell the asset to a third party on behalf of the lessor. AMERCO has been leasing equipment since 1987 and has experienced no material losses relating to these types of residual value guarantees.
Lease expenses were as follows:
	Years Ended March 31,
	2012	2011	2010
	(In thousands)
Lease expense	$117,448	$131,215	$150,809

Lease commitments for leases having terms of more than one year were as follows:
	Property, Plant and Equipment	Rental Equipment	Total
	(In thousands)
Year-ended March 31:
2014	$13,691	$83,667	$97,358
2015	3,121	60,216	63,337
2016	940	32,455	33,395
2017	838	14,530	15,368
2018	663	11,061	11,724
Thereafter	5,051	10,376	15,427
Total	$24,304	$212,305	$236,609

Contingencies	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Note 19. Contingencies
Note 19.  Contingencies
Shoen
In September 2002, Paul F. Shoen filed a shareholder derivative lawsuit in the Second Judicial District Court of the State of Nevada, Washoe County, captioned Paul F. Shoen vs. SAC Holding Corporation et al., CV 02-05602, seeking damages and equitable relief on behalf of AMERCO from SAC Holdings and certain current and former members of the AMERCO Board of Directors, including Edward J. Shoen, Mark V. Shoen and James P. Shoen as Defendants. AMERCO is named as a nominal Defendant in the case. The complaint alleges breach of fiduciary duty, self-dealing, usurpation of corporate opportunities, wrongful interference with prospective economic advantage and unjust enrichment and seeks the unwinding of sales of self-storage properties by subsidiaries of AMERCO to SAC prior to the filing of the complaint. The complaint seeks a declaration that such transfers are void as well as unspecified damages. In October 2002, the Defendants filed motions to dismiss the complaint. Also in October 2002, Ron Belec filed a derivative action in the Second Judicial District Court of the State of Nevada, Washoe County, captioned Ron Belec vs. William E. Carty, et al., CV 02-06331 and in January 2003, M.S. Management Company, Inc. filed a derivative action in the Second Judicial District Court of the State of Nevada, Washoe County, captioned M.S. Management Company, Inc. vs. William E. Carty, et al., CV 03-00386. Two additional derivative suits were also filed against these parties. Each of these suits is substantially similar to the Paul F. Shoen case. The Court consolidated the five cases and thereafter dismissed these actions in May 2003, concluding that the AMERCO Board of Directors had the requisite level of independence required in order to have these claims resolved by the Board. Plaintiffs appealed this decision and, in July 2006, the Nevada Supreme Court reversed the ruling of the trial court and remanded the case to the trial court for proceedings consistent with its ruling, allowing the Plaintiffs to file an amended complaint and plead in addition to substantive claims, demand futility.
In November 2006, the Plaintiffs filed an amended complaint. In December 2006, the Defendants filed motions to dismiss, based on various legal theories. In March 2007, the Court denied AMERCO's motion to dismiss regarding the issue of demand futility, stating that “Plaintiffs have satisfied the heightened pleading requirements of demand futility by showing a majority of the members of the AMERCO Board of Directors were interested parties in the SAC transactions.” The Court heard oral argument on the remainder of the Defendants' motions to dismiss, including the motion (“Goldwasser Motion”) based on the fact that the subject matter of the lawsuit had been settled and dismissed in earlier litigation known as Goldwasser v. Shoen, C.V.N.-94-00810-ECR (D.Nev), Washoe County, Nevada. In addition, in September and October 2007, the Defendants filed Motions for Judgment on the Pleadings or in the Alternative Summary Judgment, based on the fact that the stockholders of the Company had ratified the underlying transactions at the 2007 annual meeting of stockholders of AMERCO. In December 2007, the Court denied this motion. This ruling does not preclude a renewed motion for summary judgment after discovery and further proceedings on these issues. On April 7, 2008, the litigation was dismissed, on the basis of the Goldwasser Motion. On May 8, 2008, the Plaintiffs filed a notice of appeal of such dismissal to the Nevada Supreme Court (the “Court”). On May 20, 2008, AMERCO filed a cross appeal relating to the denial of its Motion to Dismiss in regard to demand futility.
On May 12, 2011, the Nevada Supreme Court affirmed in part, reversed in part, and remanded the case for further proceedings.  First, the Court ruled that the Goldwasser settlement did not release claims that arose after the agreement and, therefore, reversed the trial court's dismissal of the Complaint on that ground. Second, the Court affirmed the district court's determination that the in pari delicto defense is available in a derivative suit and reversed and remanded to the district court to determine if the defense applies to this matter.  Third, the Court remanded to the district court to conduct an evidentiary hearing to determine whether demand upon the AMERCO Board was, in fact, futile.  Fourth, the Court invited AMERCO to seek a ruling from the district court as to the legal effect of the AMERCO Shareholders' 2008 ratification of the underlying AMERCO/SAC transactions.
Last, as to individual claims for relief, the Court affirmed the district court's dismissal of the breach of fiduciary duty of loyalty claims as to all defendants except Mark Shoen.  The Court affirmed the district court's dismissal of the breach of fiduciary duty: ultra vires Acts claim as to all defendants. The Court reversed the district court's dismissal of aiding and abetting a breach of fiduciary duty and unjust enrichment claims against the SAC entities.  The Court reversed the trial court's dismissal of the claim for wrongful interference with prospective economic advantage as to all defendants.
On remand, on July 22, 2011, AMERCO filed a Motion for Summary Judgment based upon the Shareholder's Ratification of the SAC transactions. In addition, on August 29, 2011, certain defendants filed a Motion to Dismiss Plaintiffs' Claim for Wrongful Interference with Prospective Economic Advantage. On August 31, 2011, the trial court held a status conference and entered an order setting forth the briefing schedule for the two motions. On December 23, 2011, the trial court denied AMERCO's motion for summary judgment and certain defendants' motion to dismiss. The court set a discovery schedule on the limited issue of demand futility.  A four day evidentiary hearing on demand futility was scheduled to begin on August 20, 2012.
On August 6, 2012, Max Belec and Glenbrook Capital Limited Partnership, voluntarily dismissed their complaint with prejudice. On August 20, 2012, the remaining plaintiffs, Paul Shoen and Alan Kahn, dismissed their complaint with prejudice. AMERCO paid none of plaintiffs' attorneys' fees or costs. In return, AMERCO released plaintiffs from further related litigation based on plaintiffs' conduct in this litigation. Moreover, Paul Shoen, Alan Kahn, Grover Wickersham and numerous individuals and entities related to Paul Shoen and Grover Wickersham agreed to sell all of their AMERCO securities in the open market and not sue AMERCO or any of the other defendants for 20 years. If the plaintiffs or the related parties breach this agreement, Paul Shoen will be responsible for $5,000,000 in liquidated damages. The parties filed a final Mutual Release Agreement with the Court on October 16, 2012, thereby terminating the case in its entirety, with prejudice.
Environmental
Compliance with environmental requirements of federal, state and local governments may significantly affect Real Estate's business operations. Among other things, these requirements regulate the discharge of materials into the air, land and water and govern the use and disposal of hazardous substances. Real Estate is aware of issues regarding hazardous substances on some of its properties. Real Estate regularly makes capital and operating expenditures to stay in compliance with environmental laws and has put in place a remedial plan at each site where it believes such a plan is necessary. Since 1988, Real Estate has managed a testing and removal program for underground storage tanks.
Based upon the information currently available to Real Estate, compliance with the environmental laws and its share of the costs of investigation and cleanup of known hazardous waste sites are not expected to result in a material adverse effect on AMERCO's financial position or results of operations.
Other
We are named as a defendant in various other litigation and claims arising out of the normal course of business. In management's opinion, none of these other matters will have a material effect on our financial position and results of operations.

Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Note 20. Related Party Transactions
Note 20.  Related Party Transactions
As set forth in the Audit Committee Charter and consistent with NASDAQ Listing Rules, the Company's Audit Committee (the “Audit Committee”) reviews and maintains oversight over related party transactions which are required to be disclosed under the Securities and Exchange Commission (“SEC”) rules and regulations. Accordingly, all such related party transactions are submitted to the Audit Committee for ongoing review and oversight. Our internal processes ensure that our legal and finance departments identify and monitor potential related party transactions which may require disclosure and Audit Committee oversight.
AMERCO has engaged in related party transactions and has continuing related party interests with certain major stockholders, directors and officers of the consolidated group as disclosed below. Management believes that the transactions described below and in the related notes were completed on terms substantially equivalent to those that would prevail in arm's-length transactions.
SAC Holdings was established in order to acquire self-storage properties. These properties are being managed by us pursuant to management agreements. In the past, we sold various self-storage properties to SAC Holdings, and such sales provided significant cash flows to us.
Management believes that the sale of self-storage properties to SAC Holdings has provided a unique structure for us to earn moving equipment rental revenues and property management fee revenues from the SAC Holdings self-storage properties that we manage.
Related Party Revenues
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
U-Haul interest income revenue from SAC Holdings	$8,373	$19,364	$19,163
U-Haul interest income revenue from Private Mini	5,383	5,431	5,451
U-Haul management fee revenue from SAC Holdings	18,732	18,306	16,873
U-Haul management fee revenue from Private Mini	2,305	2,226	2,174
U-Haul management fee revenue from Mercury	3,342	2,734	3,085
	$38,135	$48,061	$46,746

During fiscal 2013, subsidiaries of the Company held various junior unsecured notes of SAC Holdings. Substantially all of the equity interest of SAC Holdings is controlled by Blackwater Investments, Inc. (“Blackwater”). Blackwater is wholly-owned by Mark V. Shoen, a significant shareholder of AMERCO. We do not have an equity ownership interest in SAC Holdings. We received cash interest payments of $12.6 million, $17.8 million and $15.8 million, from SAC Holdings during fiscal 2013, 2012 and 2011, respectively. The largest aggregate amount of notes receivable outstanding during fiscal 2013 was $195.4 million and the aggregate notes receivable balance at March 31, 2013 was $72.4 million. In accordance with the terms of these notes, SAC Holdings may prepay the notes without penalty or premium at any time. The scheduled maturities of these notes are between 2017 and 2019. During the first quarter of fiscal 2013, we received $127.3 million in repayments on the notes and interest receivables.
During fiscal 2013, AMERCO and U-Haul held various junior notes issued by Private Mini Storage Realty, L.P. (“Private Mini”). The equity interests of Private Mini are ultimately controlled by Blackwater. We received cash interest payments of $5.4 million, $5.4 million and $5.5 million, from Private Mini during fiscal 2013, 2012 and 2011, respectively. The largest aggregate amount outstanding during fiscal 2013 was $66.3 million and the aggregate notes receivable balance at March 31, 2013 was $65.9 million.
We currently manage the self-storage properties owned or leased by SAC Holdings, Mercury Partners, L.P. (“Mercury”), Four SAC Self-Storage Corporation (“4 SAC”), Five SAC Self-Storage Corporation (“5 SAC”), Galaxy Investments, L.P. (“Galaxy”) and Private Mini pursuant to a standard form of management agreement, under which we receive a management fee of between 4% and 10% of the gross receipts plus reimbursement for certain expenses. We received management fees, exclusive of reimbursed expenses, of $23.7 million, $22.5 million and $22.0 million from the above mentioned entities during fiscal 2013, 2012 and 2011, respectively. This management fee is consistent with the fee received for other properties we previously managed for third parties. SAC Holdings, 4 SAC, 5 SAC, Galaxy and Private Mini are substantially controlled by Blackwater. Mercury is substantially controlled by Mark V. Shoen.  James P. Shoen, a significant stockholder and director of AMERCO and an estate planning trust benefitting the Shoen children have an interest in Mercury.
Related Party Costs and Expenses
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
U-Haul lease expenses to SAC Holdings	$2,626	$2,430	$2,491
U-Haul commission expenses to SAC Holdings	41,185	39,167	34,858
U-Haul commission expenses to Private Mini	2,650	2,523	2,399
	$46,461	$44,120	$39,748

We lease space for marketing company offices, vehicle repair shops and hitch installation centers from subsidiaries of SAC Holdings, 5 SAC and Galaxy. The terms of the leases are similar to the terms of leases for other properties owned by unrelated parties that are leased to us.
At March 31, 2013, subsidiaries of SAC Holdings, 4 SAC, 5 SAC, Galaxy and Private Mini acted as U-Haul independent dealers. The financial and other terms of the dealership contracts with the aforementioned companies and their subsidiaries are substantially identical to the terms of those with our other independent dealers whereby commissions are paid by us based upon equipment rental revenue.
These agreements and notes with subsidiaries of SAC Holdings, 4 SAC, 5 SAC, Galaxy and Private Mini, excluding Dealer Agreements, provided revenues of $34.8 million, expenses of $2.6 million and cash flows of $159.6 million during fiscal 2013. Revenues and commission expenses related to the Dealer Agreements were $200.3 million and $43.8 million, respectively for fiscal 2013.
Pursuant to the variable interest entity model under ASC 810 - Consolidation (“ASC 810”), Management determined that the junior notes of SAC Holdings and Private Mini as well as the management agreements with SAC Holdings, Mercury, 4 SAC, 5 SAC, Galaxy, and Private Mini represent potential variable interests for us. Management evaluated whether it should be identified as the primary beneficiary of one or more of these VIE's using a two step approach in which management (i) identified all other parties that hold interests in the VIE's, and (ii) determined if any variable interest holder has the power to direct the activities of the VIE's that most significantly impact their economic performance.
Management determined that they do not have a variable interest in the holding entities Mercury, 4 SAC, 5 SAC, or Galaxy based upon management agreements which are with the individual operating entities or through the issuance of junior debt therefore, we are precluded from consolidating these entities. Additionally, after a redetermination caused by the SAC Holding II repayment of the outstanding principal on its junior notes with AMERCO during the first quarter of fiscal 2013, Management has determined that the Company does not have a variable interest in the SAC Holding II holding entity.
We have junior debt with the holding entities SAC Holding Corporation and Private Mini which represents a variable interest in each individual entity. Though we have certain protective rights within these debt agreements, we have no present influence or control over these holding entities unless their protective rights become exercisable, which management considers unlikely based on their payment history. As a result, we have no basis under ASC 810 to consolidate these entities.
We do not have the power to direct the activities that most significantly impact the economic performance of the individual operating entities which have management agreements with U-Haul. There are no fees or penalties disclosed in the management agreement for termination of the agreement. Through control of the holding entities assets, and its ability and history of making key decisions relating to the entity and its assets, Blackwater, and its owner, are the variable interest holder with the power to direct the activities that most significantly impact each of the individual holding entities and the individual operating entities' performance.  As a result, we have no basis under ASC 810 to consolidate these entities.
We have not provided financial or other support explicitly or implicitly during the fiscal year ended March 31, 2013 to any of these entities that it was not previously contractually required to provide. In addition, we currently have no plan to provide any financial support to any of these entities in the future. The carrying amount and classification of the assets and liabilities in our balance sheets that relate to our variable interests in the aforementioned entities are as follows, which approximate the maximum exposure to loss as a result of our involvement with these entities:
Related Party Assets
	March 31,
	2013	2012
	(In thousands)
U-Haul notes, receivables and interest from Private Mini	$68,593	$68,798
U-Haul notes receivable from SAC Holdings	72,397	195,426
U-Haul interest receivable from SAC Holdings	14,483	18,667
U-Haul receivable from SAC Holdings	22,336	30,297
U-Haul receivable from Mercury	3,640	3,195
Other (a)	586	(226)
	$182,035	$316,157

 (a) Timing differences for intercompany balances with insurance subsidiaries.

Statutory Financial Information of Insurance Subsidiaries	12 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Note 21. Statutory Financial Information of Insurance Subsidiaries
Note 21.  Statutory Financial Information of Insurance Subsidiaries
Applicable laws and regulations of the State of Arizona require Property and Casualty Insurance and Life Insurance to maintain minimum capital and surplus determined in accordance with statutory accounting principles. Audited statutory net income (loss) and statutory capital and surplus for the years ended are listed below:
	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Repwest:
Audited statutory net income (loss)	$16,923	$(37,417)$	6,946
Audited statutory capital and surplus	94,284	77,285	125,102
ARCOA:
Audited statutory net income (loss)	(1,881)	(362)	(773)
Audited statutory capital and surplus	2,201	2,469	2,769
Oxford:
Audited statutory net income	13,936	1,677	4,640
Audited statutory capital and surplus	131,920	129,445	129,173
CFLIC:
Audited statutory net income	8,734	8,513	4,347
Audited statutory capital and surplus	28,042	36,200	32,799
NAI:
Audited statutory net income (loss)	(1,962)	(4,151)	(857)
Audited statutory capital and surplus	9,804	11,564	11,265
DGLIC:*
Audited statutory net income	-	1,828	796
Audited statutory capital and surplus	-	7,276	5,966

* Merged with CFLIC on December 31, 2012.
The amount of dividends that can be paid to shareholders by insurance companies domiciled in the State of Arizona is limited. Any dividend in excess of the limit requires prior regulatory approval. The statutory surplus for Repwest at December 31, 2012 that could be distributed as future dividends was $9.9 million. The statutory surplus for Oxford at December 31, 2012 that could be distributed as future dividends was $13.2 million. Repwest and Oxford did not pay a dividend to AMERCO in fiscal 2013.

Financial Information by Geographic Area Data	12 Months Ended
Mar. 31, 2013
Segments, Geographical Areas [Abstract]
Note 22. Financial Information by Geographic Area
Note 22.  Financial Information by Geographic Area
	United States	Canada	Consolidated
	(All amounts are in thousands U.S. $'s)
Fiscal Year Ended March 31, 2013
Total revenues	$2,409,291	$149,296	$2,558,587
Depreciation and amortization, net of (gains) losses on disposal	247,413	7,959	255,372
Interest expense	90,137	559	90,696
Pretax earnings	389,342	19,145	408,487
Income tax expense	138,911	4,868	143,779
Identifiable assets	5,160,889	145,712	5,306,601

	United States	Canada	Consolidated
	(All amounts are in thousands U.S. $'s)
Fiscal Year Ended March 31, 2012
Total revenues	$2,364,560	$147,467	$2,512,027
Depreciation and amortization, net of (gains) losses on disposal	214,800	7,892	222,692
Interest expense	89,730	641	90,371
Pretax earnings	302,748	22,888	325,636
Income tax expense	114,050	6,219	120,269
Identifiable assets	4,518,772	135,279	4,654,051

	United States	Canada	Consolidated
	(All amounts are in thousands U.S. $'s)
Fiscal Year Ended March 31, 2011
Total revenues	$2,120,597	$130,762	$2,251,359
Depreciation and amortization, net of (gains) losses on disposal	192,328	6,432	198,760
Interest expense	87,717	664	88,381
Pretax earnings	270,695	18,619	289,314
Income tax expense	100,212	5,527	105,739
Identifiable assets	4,061,648	129,785	4,191,433

Consolidating Financial Information by Industry Segment	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Note 22A. Consolidating Financial Information by Industry Segment

Note 22A.  Consolidating Financial Information by Industry Segment
AMERCO's three reportable segments are:
  Moving and Storage, comprised of AMERCO, U-Haul, and Real Estate and the subsidiaries of U-Haul and Real Estate,
  Property and Casualty Insurance, comprised of Repwest and its subsidiaries and ARCOA,
  Life Insurance, comprised of Oxford and its subsidiaries.
Management tracks revenues separately, but does not report any separate measure of the profitability for rental vehicles, rentals of self-storage spaces and sales of products that are required to be classified as a separate operating segment and accordingly does not present these as separate reportable segments. Deferred income taxes are shown as liabilities on the condensed consolidating statements.
The information includes elimination entries necessary to consolidate AMERCO, the parent, with its subsidiaries.
Investments in subsidiaries are accounted for by the parent using the equity method of accounting.

Note 22A. Financial Information by Consolidating Industry Segment:
Consolidating balance sheets by industry segment as of March 31, 2013 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Assets:
Cash and cash equivalents	$327,119	$98,926	$1,515	$-		$427,560	$14,120	$22,064	$-		$463,744
Reinsurance recoverables and trade receivables, net	-	43,259	-	-		43,259	186,010	32,520	-		261,789
Inventories, net	-	56,396	-	-		56,396	-	-	-		56,396
Prepaid expenses	22,475	34,956	20	-		57,451	-	-	-		57,451
Investments, fixed maturities and marketable equities	21,228	-	-	-		21,228	160,455	913,655	-		1,095,338
Investments, other	-	100	50,553	-		50,653	65,212	125,900	-		241,765
Deferred policy acquisition costs, net	-	-	-	-		-	-	93,043	-		93,043
Other assets	118	69,671	28,828	-		98,617	1,212	157	-		99,986
Related party assets	1,032,124	127,751	9	(975,683	)(c)	184,201	8,846	514	(11,526	)(c)	182,035
	1,403,064	431,059	80,925	(975,683)		939,365	435,855	1,187,853	(11,526)		2,551,547

Investment in subsidiaries	240,080	(539)	-	140,100	(b)	379,641	-	-	(379,641	)(b)	-

Property, plant and equipment, at cost:
Land	-	81,421	251,807	-		333,228	-	-	-		333,228
Buildings and improvements	-	184,053	1,013,822	-		1,197,875	-	-	-		1,197,875
Furniture and equipment	136	292,621	18,385	-		311,142	-	-	-		311,142
Rental trailers and other rental equipment	-	317,476	-	-		317,476	-	-	-		317,476
Rental trucks	-	2,154,688	-	-		2,154,688	-	-	-		2,154,688
	136	3,030,259	1,284,014	-		4,314,409	-	-	-		4,314,409
Less: Accumulated depreciation	(116)	(1,185,796)	(373,443)	-		(1,559,355)	-	-	-		(1,559,355)
Total property, plant and equipment	20	1,844,463	910,571	-		2,755,054	-	-	-		2,755,054
Total assets	$1,643,164	$2,274,983	$991,496	$(835,583)		$4,074,060	$435,855	$1,187,853	$(391,167)		$5,306,601

(a) Balances as of December 31, 2012
(b) Eliminate investment in subsidiaries
(c) Eliminate intercompany receivables and payables

Consolidating balance sheets by industry segment as of March 31, 2013 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Liabilities:
Accounts payable and accrued expenses	$110	$345,864	$4,378	$-		$350,352	$-	$8,139	$-		$358,491
Notes, loans and leases payable	-	881,766	780,079	-		1,661,845	-	-	-		1,661,845
Policy benefits and losses, claims and loss expenses payable	-	380,824	-	-		380,824	330,184	404,040	-		1,115,048
Liabilities from investment contracts	-	-	-	-		-	-	510,789	-		510,789
Other policyholders' funds and liabilities	-	-	-	-		-	3,157	4,137	-		7,294
Deferred income	-	30,217	-	-		30,217	-	-	-		30,217
Deferred income taxes	412,089	-	-	-		412,089	(36,241)	17,810	-		393,658
Related party liabilities	-	637,909	347,248	(975,683	)(c)	9,474	1,844	208	(11,526	)(c)	-
Total liabilities	412,199	2,276,580	1,131,705	(975,683)		2,844,801	298,944	945,123	(11,526)		4,077,342

Stockholders' equity :
Series preferred stock:
Series A preferred stock	-	-	-	-		-	-	-	-		-
Series B preferred stock	-	-	-	-		-	-	-	-		-
Series A common stock	-	-	-	-		-	-	-	-		-
Common stock	10,497	1	1	(2	)(b)	10,497	3,301	2,500	(5,801	)(b)	10,497
Additional paid-in capital	438,378	121,230	147,941	(269,171	)(b)	438,378	91,120	26,271	(117,601	)(b)	438,168
Accumulated other comprehensive income (loss)	(22,680)	(62,325)	-	62,325	(b)	(22,680)	4,568	37,567	(42,135	)(b)	(22,680)
Retained earnings (deficit)	1,482,420	(58,797)	(288,151)	346,948	(b)	1,482,420	37,922	176,392	(214,104	)(b)	1,482,630
Cost of common shares in treasury, net	(525,653)	-	-	-		(525,653)	-	-	-		(525,653)
Cost of preferred shares in treasury, net	(151,997)	-	-	-		(151,997)	-	-	-		(151,997)
Unearned employee stock ownership plan shares	-	(1,706)	-	-		(1,706)	-	-	-		(1,706)
Total stockholders' equity (deficit)	1,230,965	(1,597)	(140,209)	140,100		1,229,259	136,911	242,730	(379,641)		1,229,259
Total liabilities and stockholders' equity	$1,643,164	$2,274,983	$991,496	$(835,583)		$4,074,060	$435,855	$1,187,853	$(391,167)		$5,306,601

(a) Balances as of December 31, 2012
(b) Eliminate investment in subsidiaries
(c) Eliminate intercompany receivables and payables

Consolidating balance sheets by industry segment as of March 31, 2012 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Assets:
Cash and cash equivalents	$201,502	$106,951	$775	$-		$309,228	$22,542	$25,410	$-		$357,180
Reinsurance recoverables and trade receivables, net	-	37,103	-	-		37,103	231,211	29,660	-		297,974
Inventories, net	-	58,735	-	-		58,735	-	-	-		58,735
Prepaid expenses	9,496	32,051	311	-		41,858	-	-	-		41,858
Investments, fixed maturities and marketable equities	17,028	-	-	-		17,028	132,270	617,494	-		766,792
Investments, other	-	9,880	42,453	-		52,333	74,757	131,461	-		258,551
Deferred policy acquisition costs, net	-	-	-	-		-	-	63,914	-		63,914
Other assets	483	91,761	26,571	-		118,815	1,507	203	-		120,525
Related party assets	1,201,385	261,341	9	(1,144,545	)(c)	318,190	7,542	482	(10,057	)(c)	316,157
	1,429,894	597,822	70,119	(1,144,545)		953,290	469,829	868,624	(10,057)		2,281,686

Investment in subsidiaries	8,168	-	-	331,461	(b)	339,629	-	-	(339,629	)(b)	-

Property, plant and equipment, at cost:
Land	-	67,558	213,582	-		281,140	-	-	-		281,140
Buildings and improvements	-	162,351	924,768	-		1,087,119	-	-	-		1,087,119
Furniture and equipment	138	289,601	18,381	-		308,120	-	-	-		308,120
Rental trailers and other rental equipment	-	255,010	-	-		255,010	-	-	-		255,010
Rental trucks	-	1,856,433	-	-		1,856,433	-	-	-		1,856,433
	138	2,630,953	1,156,731	-		3,787,822	-	-	-		3,787,822
Less: Accumulated depreciation	(115)	(1,056,854)	(358,488)	-		(1,415,457)	-	-	-		(1,415,457)
Total property, plant and equipment	23	1,574,099	798,243	-		2,372,365	-	-	-		2,372,365
Total assets	$1,438,085	$2,171,921	$868,362	$(813,084)		$3,665,284	$469,829	$868,624	$(349,686)		$4,654,051

(a) Balances as of December 31, 2011
(b) Eliminate investment in subsidiaries
(c) Eliminate intercompany receivables and payables

Consolidating balance sheets by industry segment as of March 31, 2012 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)

Liabilities:
Accounts payable and accrued expenses	$1,875	$319,780	$3,611	$-		$325,266	$-	$10,060	$-		$335,326
Notes, loans and leases payable	-	769,497	716,714	-		1,486,211	-	-	-		1,486,211
Policy benefits and losses, claims and loss expenses payable	-	380,140	-	-		380,140	382,939	382,864	-		1,145,943
Liabilities from investment contracts	-	-	-	-		-	-	240,961	-		240,961
Other policyholders' funds and liabilities	-	-	-	-		-	3,438	3,835	-		7,273
Deferred income	-	31,525	-	-		31,525	-	-	-		31,525
Deferred income taxes	397,992	-	-	-		397,992	(41,945)	14,945	-		370,992
Related party liabilities	-	855,016	297,859	(1,144,545	)(c)	8,330	1,555	172	(10,057	)(c)	-
Total liabilities	399,867	2,355,958	1,018,184	(1,144,545)		2,629,464	345,987	652,837	(10,057)		3,618,231
Stockholders' equity:
Series preferred stock:
Series A preferred stock	-	-	-	-		-	-	-	-		-
Series B preferred stock	-	-	-	-		-	-	-	-		-
Series A common stock	-	-	-	-		-	-	-	-		-
Common stock	10,497	540	1	(541	)(b)	10,497	3,301	2,500	(5,801	)(b)	10,497
Additional paid-in capital	433,953	121,230	147,941	(269,171	)(b)	433,953	89,620	26,271	(116,101	)(b)	433,743
Accumulated other comprehensive loss	(45,436)	(66,302)	-	66,302	(b)	(45,436)	2,255	23,888	(26,143	)(b)	(45,436)
Retained earnings (deficit)	1,316,854	(237,107)	(297,764)	534,871	(b)	1,316,854	28,666	163,128	(191,584	)(b)	1,317,064
Cost of common shares in treasury, net	(525,653)	-	-	-		(525,653)	-	-	-		(525,653)
Cost of preferred shares in treasury, net	(151,997)	-	-	-		(151,997)	-	-	-		(151,997)
Unearned employee stock ownership plan shares	-	(2,398)	-	-		(2,398)	-	-	-		(2,398)
Total stockholders' equity (deficit)	1,038,218	(184,037)	(149,822)	331,461		1,035,820	123,842	215,787	(339,629)		1,035,820
Total liabilities and stockholders' equity	$1,438,085	$2,171,921	$868,362	$(813,084)		$3,665,284	$469,829	$868,624	$(349,686)		$4,654,051

(a) Balances as of December 31, 2011
(b) Eliminate investment in subsidiaries
(c) Eliminate intercompany receivables and payables

Consolidating statements of operations by industry segment for period ending March 31, 2013 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Revenues:
Self-moving equipment rentals	$-	$1,769,058	$-	$-		$1,769,058	$-	$-	$(1,538	)(c)	$1,767,520
Self-storage revenues	-	151,512	1,148	-		152,660	-	-	-		152,660
Self-moving & self-storage products & service sales	-	221,117	-	-		221,117	-	-	-		221,117
Property management fees	-	24,378	-	-		24,378	-	-	-		24,378
Life insurance premiums	-	-	-	-		-	-	178,115	-		178,115
Property and casualty insurance premiums	-	-	-	-		-	34,342	-	-		34,342
Net investment and interest income	5,248	8,462	4,912	-		18,622	13,858	50,850	(427	)(b)	82,903
Other revenue	81	102,776	88,626	(94,976	)(b)	96,507	-	2,525	(1,480	)(b)	97,552
Total revenues	5,329	2,277,303	94,686	(94,976)		2,282,342	48,200	231,490	(3,445)		2,558,587

Costs and expenses:
Operating expenses	13,611	1,199,550	10,878	(94,976	)(b)	1,129,063	18,007	26,482	(2,984	)(b,c)	1,170,568
Commission expenses	-	228,124	-	-		228,124	-	-	-		228,124
Cost of sales	-	107,216	-	-		107,216	-	-	-		107,216
Benefits and losses	-	-	-	-		-	15,999	164,677	-		180,676
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	17,376	-		17,376
Lease expense	92	117,491	32	-		117,615	-	-	(167	)(b)	117,448
Depreciation, net of (gains) losses on disposals	5	224,407	13,584	-		237,996	-	-	-		237,996
Total costs and expenses	13,708	1,876,788	24,494	(94,976)		1,820,014	34,006	208,535	(3,151)		2,059,404

Earnings (loss) from operations before equity in earnings of subsidiaries	(8,379)	400,515	70,192	-		462,328	14,194	22,955	(294)		499,183

Equity in earnings of subsidiaries	212,164	-	-	(187,923	)(d)	24,241	-	-	(24,241	)(d)	-

Earnings from operations	203,785	400,515	70,192	(187,923)		486,569	14,194	22,955	(24,535)		499,183
Interest income (expense)	91,125	(124,012)	(58,103)	-		(90,990)	-	-	294	(b)	(90,696)
Pretax earnings	294,910	276,503	12,089	(187,923)		395,579	14,194	22,955	(24,241)		408,487
Income tax expense	(30,202)	(96,099)	(4,570)	-		(130,871)	(4,938)	(7,970)	-		(143,779)
Earnings available to common shareholders	$264,708	$180,404	$7,519	$(187,923)		$264,708	$9,256	$14,985	$(24,241)		$264,708
(a) Balances for the year ended December 31, 2012
(b) Eliminate intercompany lease / interest income
(c) Eliminate intercompany premiums
(d) Eliminate equity in earnings of subsidiaries

Consolidating statements of operations by industry segment for period ending March 31, 2012 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Revenues:
Self-moving equipment rentals	$-	$1,679,963	$-	$-		$1,679,963	$-	$-	$(1,707	)(c)	$1,678,256
Self-storage revenues	-	133,070	1,306	-		134,376	-	-	-		134,376
Self-moving & self-storage products & service sales	-	213,854	-	-		213,854	-	-	-		213,854
Property management fees	-	23,266	-	-		23,266	-	-	-		23,266
Life insurance premiums	-	-	-	-		-	-	277,562	-		277,562
Property and casualty insurance premiums	-	-	-	-		-	32,631	-	-		32,631
Net investment and interest income	5,857	20,577	698	-		27,132	9,955	38,127	(1,662	)(b,e)	73,552
Other revenue	228	83,894	80,318	(86,108	)(b)	78,332	-	1,585	(1,387	)(b)	78,530
Total revenues	6,085	2,154,624	82,322	(86,108)		2,156,923	42,586	317,274	(4,756)		2,512,027

Costs and expenses:
Operating expenses	9,081	1,121,681	9,468	(86,108	)(b)	1,054,122	13,270	28,885	(3,087	)(b,c)	1,093,190
Commission expenses	-	212,190	-	-		212,190	-	-	-		212,190
Cost of sales	-	116,542	-	-		116,542	-	-	-		116,542
Benefits and losses	-	-	-	-		-	65,742	254,449	-		320,191
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	13,791	-		13,791
Lease expense	93	132,286	23	-		132,402	-	-	(1,187	)(b)	131,215
Depreciation, net of (gains) losses on disposals	5	195,469	13,427	-		208,901	-	-	-		208,901
Total costs and expenses	9,179	1,778,168	22,918	(86,108)		1,724,157	79,012	297,125	(4,274)		2,096,020

Earnings (loss) from operations before equity in earnings of subsidiaries	(3,094)	376,456	59,404	-		432,766	(36,426)	20,149	(482)		416,007

Equity in earnings of subsidiaries	149,160	-	-	(159,538	)(d)	(10,378)	-	-	10,378	(d)	-

Earnings from operations	146,066	376,456	59,404	(159,538)		422,388	(36,426)	20,149	9,896		416,007
Interest income (expense)	94,278	(132,781)	(52,022)	-		(90,525)	-	-	154	(b)	(90,371)
Pretax earnings (loss)	240,344	243,675	7,382	(159,538)		331,863	(36,426)	20,149	10,050		325,636
Income tax benefit (expense)	(34,649)	(88,096)	(3,423)	-		(126,168)	12,863	(6,964)	-		(120,269)
Net earnings (loss)	205,695	155,579	3,959	(159,538)		205,695	(23,563)	13,185	10,050		205,367
Less: Excess of redemption value over carrying value of preferred shares redeemed	(5,908)	-	-	-		(5,908)	-	-	-		(5,908)
Less: Preferred stock dividends	(3,241)	-	-	-		(3,241)	-	-	328	(e)	(2,913)
Earnings (loss) available to common shareholders	$196,546	$155,579	$3,959	$(159,538)		$196,546	$(23,563)$	13,185	$10,378		$196,546
(a) Balances for the year ended December 31, 2011
(b) Eliminate intercompany lease / interest income
(c) Eliminate intercompany premiums
(d) Eliminate equity in earnings of subsidiaries
(e) Elimination of preferred stock dividend paid to affiliate

Consolidating statements of operations by industry segment for period ending March 31, 2011 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Revenues:
Self-moving equipment rentals	$-	$1,549,058	$-	$-		$1,549,058	$-	$-	$(2,043	)(c)	$1,547,015
Self-storage revenues	-	119,359	1,339	-		120,698	-	-	-		120,698
Self-moving & self-storage products & service sales	-	205,570	-	-		205,570	-	-	-		205,570
Property management fees	-	22,132	-	-		22,132	-	-	-		22,132
Life insurance premiums	-	-	-	-		-	-	206,992	-		206,992
Property and casualty insurance premiums	-	-	-	-		-	30,704	-	-		30,704
Net investment and interest income	5,140	20,562	-	-		25,702	7,959	30,822	(1,738	)(b,e)	62,745
Other revenue	20	60,230	77,947	(83,531	)(b)	54,666	-	2,181	(1,344	)(b)	55,503
Total revenues	5,160	1,976,911	79,286	(83,531)		1,977,826	38,663	239,995	(5,125)		2,251,359

Costs and expenses:
Operating expenses	7,489	1,050,921	9,473	(83,531	)(b)	984,352	15,824	29,754	(3,353	)(b,c)	1,026,577
Commission expenses	-	190,981	-	-		190,981	-	-	-		190,981
Cost of sales	-	106,024	-	-		106,024	-	-	-		106,024
Benefits and losses	-	-	-	-		-	17,201	183,312	-		200,513
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	9,494	-		9,494
Lease expense	90	151,918	22	-		152,030	-	-	(1,221	)(b)	150,809
Depreciation, net of (gains) losses on disposals	9	177,116	12,141	-		189,266	-	-	-		189,266
Total costs and expenses	7,588	1,676,960	21,636	(83,531)		1,622,653	33,025	222,560	(4,574)		1,873,664

Earnings (loss) from operations before equity in earnings of subsidiaries	(2,428)	299,951	57,650	-		355,173	5,638	17,435	(551)		377,695

Equity in earnings of subsidiaries	132,570	-	-	(117,643	)(d)	14,927	-	-	(14,927	)(d)	-

Earnings from operations	130,142	299,951	57,650	(117,643)		370,100	5,638	17,435	(15,478)		377,695
Interest income (expense)	85,584	(129,516)	(44,449)	-		(88,381)	-	-	-		(88,381)
Pretax earnings	215,726	170,435	13,201	(117,643)		281,719	5,638	17,435	(15,478)		289,314
Income tax expense	(31,600)	(60,342)	(5,651)	-		(97,593)	(1,831)	(6,315)	-		(105,739)
Net earnings	184,126	110,093	7,550	(117,643)		184,126	3,807	11,120	(15,478)		183,575
Less: Excess of redemption value over carrying value of preferred shares redeemed	-	-	-	-		-	-	-	(178)		(178)
Less: Preferred stock dividends	(12,963)	-	-	-		(12,963)	-	-	551	(e)	(12,412)
Earnings available to common shareholders	$171,163	$110,093	$7,550	$(117,643)		$171,163	$3,807	$11,120	$(15,105)		$170,985
(a) Balances for the year ended December 31, 2010
(b) Eliminate intercompany lease income
(c) Eliminate intercompany premiums
(d) Eliminate equity in earnings of subsidiaries
(e) Elimination of preferred stock dividend paid to affiliate

Consolidating cash flow statements by industry segment for the year ended March 31, 2013, are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated

Cash flows from operating activities:	(In thousands)
Net earnings	$264,708	$180,404	$7,519	$(187,923)		$264,708	$9,256	$14,985	$(24,241)		$264,708
Earnings from consolidated entities	(212,164)	-	-	187,923		(24,241)	-	-	24,241		-
Adjustments to reconcile net earnings to the cash provided by operations:
Depreciation	5	245,104	15,383	-		260,492	-	-	-		260,492
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	17,376	-		17,376
Change in allowance for losses on trade receivables	-	(134)	-	-		(134)	-	-	-		(134)
Change in allowance for inventory reserve	-	1,133	-	-		1,133	-	-	-		1,133
Net gain on sale of real and personal property	-	(20,697)	(1,799)	-		(22,496)	-	-	-		(22,496)
Net gain on sale of investments	(76)	-	-	-		(76)	(4,883)	(3,364)	-		(8,323)
Deferred income taxes	9,206	-	-	-		9,206	4,459	(147)	-		13,518
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	-	(6,022)	-	-		(6,022)	45,201	(2,857)	-		36,322
Inventories	-	1,206	-	-		1,206	-	-	-		1,206
Prepaid expenses	(12,979)	(2,899)	291	-		(15,587)	-	-	-		(15,587)
Capitalization of deferred policy acquisition costs	-	-	-	-		-	-	(50,640)	-		(50,640)
Other assets	365	21,186	(335)	-		21,216	294	46	-		21,556
Related party assets	-	133,970	-	-		133,970	(1,361)	-	1,063	(b)	133,672
Accounts payable and accrued expenses	2,659	37,910	761	-		41,330	-	(1,298)	-		40,032
Policy benefits and losses, claims and loss expenses payable	-	1,102	-	-		1,102	(52,755)	21,175	-		(30,478)
Other policyholders' funds and liabilities	-	-	-	-		-	(281)	302	-		21
Deferred income	-	(1,312)	-	-		(1,312)	-	-	-		(1,312)
Related party liabilities	-	1,145	-	-		1,145	346	36	(1,063	)(b)	464
Net cash provided (used) by operating activities	51,724	592,096	21,820	-		665,640	276	(4,386)	-		661,530

Cash flows from investing activities:
Purchases of:
Property, plant and equipment	(2)	(524,351)	(131,631)	-		(655,984)	-	-	-		(655,984)
Short term investments	-	-	-	-		-	(97,269)	(314,369)	-		(411,638)
Fixed maturities investments	-	-	-	-		-	(44,460)	(398,802)	-		(443,262)
Equity securities	-	-	-	-		-	(16,289)	-	-		(16,289)
Preferred stock	-	-	-	-		-	(6,296)	-	-		(6,296)
Real estate	-	-	(243)	-		(243)	-	(830)	-		(1,073)
Mortgage loans	-	(5,068)	(42,652)	2,514	(b)	(45,206)	(1,821)	(33,684)	-		(80,711)
Proceeds from sales and paydowns of:
Property, plant and equipment	-	214,980	5,719	-		220,699	-	-	-		220,699
Short term investments	-	-	-	-		-	87,738	329,782	-		417,520
Fixed maturities investments	-	-	-	-		-	35,493	125,313	-		160,806
Equity securities	372	-	-	-		372	-	-	-		372
Preferred stock	-	-	-	-		-	7,258	-	-		7,258
Real estate	-	-	667	-		667	-	4	-		671
Mortgage loans	-	14,848	34,134	(2,514	)(b)	46,468	25,448	23,798	-		95,714
Net cash provided (used) by investing activities	370	(299,591)	(134,006)	-		(433,227)	(10,198)	(268,788)	-		(712,213)
	(page 1 of 2)
(a) Balance for the period ended December 31, 2012
(b) Eliminate intercompany investments

Continuation of consolidating cash flow statements by industry segment for the year ended March 31, 2013, are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination	AMERCO Consolidated

Cash flows from financing activities:	(In thousands)
Borrowings from credit facilities	-	108,846	161,700	-	270,546	-	-	-	270,546
Principal repayments on credit facilities	-	(159,622)	(98,335)	-	(257,957)	-	-	-	(257,957)
Debt issuance costs	-	(301)	(1,922)	-	(2,223)	-	-	-	(2,223)
Capital lease payments	-	(26,877)	-	-	(26,877)	-	-	-	(26,877)
Leveraged Employee Stock Ownership Plan - repayments from loan	-	692	-	-	692	-	-	-	692
Securitization deposits	-	1,195	-	-	1,195	-	-	-	1,195
Proceeds from (repayment of) intercompany loans	172,444	(223,927)	51,483	-	-	-	-	-	-
Common stock dividends paid	(97,421)	-	-	-	(97,421)	-	-	-	(97,421)
Contribution to related party	(1,500)	-	-	-	(1,500)	1,500	-	-	-
Investment contract deposits	-	-	-	-	-	-	301,729	-	301,729
Investment contract withdrawals	-	-	-	-	-	-	(31,901)	-	(31,901)
Net cash provided (used) by financing activities	73,523	(299,994)	112,926	-	(113,545)	1,500	269,828	-	157,783

Effects of exchange rate on cash	-	(536)	-	-	(536)	-	-	-	(536)

Increase (decrease) in cash and cash equivalents	125,617	(8,025)	740	-	118,332	(8,422)	(3,346)	-	106,564
Cash and cash equivalents at beginning of period	201,502	106,951	775	-	309,228	22,542	25,410		357,180
Cash and cash equivalents at end of period	$327,119	$98,926	$1,515	$-	$427,560	$14,120	$22,064	$-	$463,744
	(page 2 of 2)
(a) Balance for the period ended December 31, 2012

Consolidating cash flow statements by industry segment for the year ended March 31, 2012, are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated
	(In thousands)
Cash flows from operating activities:
Net earnings (loss)	$205,695	$155,579	$3,959	$(159,538)	$205,695	$(23,563)$	13,185	$10,050		$205,367
Earnings from consolidated subsidiaries	(149,160)	-	-	159,538	10,378	-	-	(10,378)		-
Adjustments to reconcile net earnings to the cash provided by operations:
Depreciation	5	216,116	13,668	-	229,789	-	-	-		229,789
Amortization of deferred policy acquisition costs	-	-	-	-	-	-	13,791	-		13,791
Change in allowance for losses on trade receivables	-	(206)	-	-	(206)	-	(2)	-		(208)
Change in allowance for inventory reserve	-	1,382	-	-	1,382	-	-	-		1,382
Net gain on sale of real and personal property	-	(20,647)	(241)	-	(20,888)	-	-	-		(20,888)
Net gain on sale of investments	(488)	-	-	-	(488)	(810)	(4,281)	-		(5,579)
Deferred income taxes	109,680	-	-	-	109,680	(12,181)	6,861	-		104,360
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	-	(17,683)	-	-	(17,683)	(57,955)	(1,477)	-		(77,115)
Inventories	-	(173)	-	-	(173)	-	-	-		(173)
Prepaid expenses	6,470	9,464	(186)	-	15,748	-	-	-		15,748
Capitalization of deferred policy acquisition costs	-	-	-	-	-	-	(23,166)	-		(23,166)
Other assets	2,380	1,852	2,282	-	6,514	(630)	108	-		5,992
Related party assets	-	(14,301)	63	-	(14,238)	(4,730)	(479)	5,237	(b)	(14,210)
Accounts payable and accrued expenses	4,163	14,215	(228)	-	18,150	-	1,319	-		19,469
Policy benefits and losses, claims and loss expenses payable	-	(16,621)	-	-	(16,621)	106,213	122,738	-		212,330
Other policyholders' funds and liabilities	-	-	-	-	-	(1,382)	(76)	-		(1,458)
Deferred income	-	4,367	-	-	4,367	-	-	-		4,367
Related party liabilities	-	5,514	-	-	5,514	(272)	39	(5,237	)(b)	44
Net cash provided (used) by operating activities	178,745	338,858	19,317	-	536,920	4,690	128,560	(328)		669,842

Cash flows from investing activities:
Purchases of:
Property, plant and equipment	(1)	(524,298)	(65,500)	-	(589,799)	-	-	-		(589,799)
Short term investments	-	-	-	-	-	(63,126)	(228,496)	-		(291,622)
Fixed maturities investments	-	-	-	-	-	(34,965)	(185,139)	-		(220,104)
Equity securities	(8,855)	-	-	-	(8,855)	(193)	-	-		(9,048)
Preferred stock	-	-	-	-	-	(2,717)	-	-		(2,717)
Real estate	-	-	(5,064)	-	(5,064)	(165)	(2,600)	-		(7,829)
Mortgage loans	-	(8,758)	(64,469)	-	(73,227)	(45,189)	(33,184)	24,437	(b)	(127,163)
Proceeds from sales and paydowns of:
Property, plant and equipment	-	168,386	526	-	168,912	-	-	-		168,912
Short term investments	-	-	-	-	-	96,033	204,860	-		300,893
Fixed maturities investments	-	-	-	-	-	22,982	105,504	-		128,486
Equity securities	8,800	-	-	-	8,800	1,422	-	-		10,222
Preferred stock	-	-	-	-	-	7,352	2,708	(7,708	)(b)	2,352
Real estate	-	-	-	-	-	310	130	-		440
Mortgage loans	-	9,263	45,685	-	54,948	14,390	9,939	(24,437	)(b)	54,840
Net cash provided (used) by investing activities	(56)	(355,407)	(88,822)	-	(444,285)	(3,866)	(126,278)	(7,708)		(582,137)
	(page 1 of 2)
(a) Balance for the period ended December 31, 2011
(b) Eliminate intercompany investments

Continuation of consolidating cash flow statements by industry segment for the year ended March 31, 2012, are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated
	(In thousands)
Cash flows from financing activities:
Borrowings from credit facilities	-	153,860	83,920	-	237,780	-	-	-		237,780
Principal repayments on credit facilities	-	(130,641)	(71,247)	-	(201,888)	-	-	-		(201,888)
Debt issuance costs	-	(1,402)	(602)	-	(2,004)	-	-	-		(2,004)
Capital lease payments	-	(8,328)	-	-	(8,328)	-	-	-		(8,328)
Leveraged Employee Stock Ownership Plan - repayments from loan	-	984	-	-	984	-	-	-		984
Securitization deposits	-	42,088	-	-	42,088	-	-	-		42,088
Proceeds from (repayment of) intercompany loans	(52,051)	(5,401)	57,452	-	-	-	-	-		-
Preferred stock redemption paid	(151,997)	-	-	-	(151,997)	-	-	7,708	(b)	(144,289)
Preferred stock dividends paid	(3,241)	-	-	-	(3,241)	-	-	328	(c)	(2,913)
Common stock dividends paid	(19,484)	-	-	-	(19,484)	-	-	-		(19,484)
Contribution to related party	(518)	-	-	-	(518)	-	-	-		(518)
Investment contract deposits	-	-	-	-	-	-	13,854	-		13,854
Investment contract withdrawals	-	-	-	-	-	-	(28,027)	-		(28,027)
Net cash provided (used) by financing activities	(227,291)	51,160	69,523	-	(106,608)	-	(14,173)	8,036		(112,745)

Effects of exchange rate on cash	-	(294)	-	-	(294)	-	-	-		(294)

Increase (decrease) in cash and cash equivalents	(48,602)	34,317	18	-	(14,267)	824	(11,891)	-		(25,334)
Cash and cash equivalents at beginning of period	250,104	72,634	757	-	323,495	21,718	37,301	-		382,514
Cash and cash equivalents at end of period	$201,502	$106,951	$775	$-	$309,228	$22,542	$25,410	$-		$357,180
	(page 2 of 2)
(a) Balance for the period ended December 31, 2011
(b) Eliminate intercompany investments
(c) Eliminate preferred stock dividends paid to affiliate

Consolidating cash flow statements by industry segment for the year ended March 31, 2011 are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated
	(In thousands)
Cash flows from operating activities:
Net earnings	$184,126	$110,093	$7,550	$(117,643)	$184,126	$3,807	$11,120	$(15,478)		$183,575
Earnings from consolidated subsidiaries	(132,570)	-	-	117,643	(14,927)	-	-	14,927		-
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	9	198,991	13,324	-	212,324	-	-	-		212,324
Amortization of deferred policy acquisition costs	-	-	-	-	-	-	9,494	-		9,494
Change in allowance for losses on trade receivables	-	30	-	-	30	-	(2)	-		28
Change in allowance for inventory reserve	-	(674)	-	-	(674)	-	-	-		(674)
Net gain on sale of real and personal property	-	(21,875)	(1,183)	-	(23,058)	-	-	-		(23,058)
Net (gain) loss on sale of investments	(65)	(11)	-	-	(76)	285	(1,344)	-		(1,135)
Deferred income taxes	73,790	-	-	-	73,790	1,960	5,148	-		80,898
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	-	(1,443)	-	-	(1,443)	(5,137)	614	-		(5,966)
Inventories	-	(6,431)	-	-	(6,431)	-	-	-		(6,431)
Prepaid expenses	(15,966)	11,773	(51)	-	(4,244)	-	-	-		(4,244)
Capitalization of deferred policy acquisition costs	-	-	-	-	-	-	(25,239)	-		(25,239)
Other assets	34,937	(6,695)	238	-	28,480	30	205	-		28,715
Related party assets	273	55	(64)	-	264	(351)	-	-		(87)
Accounts payable and accrued expenses	(8,603)	18,923	(486)	-	9,834	-	2,713	-		12,547
Policy benefits and losses, claims and loss expenses payable	-	10,994	-	-	10,994	4,288	94,052	-		109,334
Other policyholders' funds and liabilities	-	-	-	-	-	(789)	1,355	-		566
Deferred income	-	1,967	-	-	1,967	-	-	-		1,967
Related party liabilities	-	83	-	-	83	157	9	-		249
Net cash provided (used) by operating activities	135,931	315,780	19,328	-	471,039	4,250	98,125	(551)		572,863

Cash flows from investing activities:
Purchases of:
Property, plant and equipment	(5)	(407,526)	(72,887)	-	(480,418)	-	-	-		(480,418)
Short term investments	-	-	-	-	-	(76,381)	(184,385)	-		(260,766)
Fixed maturities investments	-	-	-	-	-	(34,580)	(181,351)	-		(215,931)
Equity securities	(8,253)	-	-	-	(8,253)	(3,297)	-	-		(11,550)
Preferred stock	-	-	-	-	-	(11,644)	(2,708)	-		(14,352)
Real estate	-	-	-	-	-	(76)	(117)	-		(193)
Mortgage loans	-	(13,117)	(8,692)	-	(21,809)	(13,244)	(7,395)	3,890	(b)	(38,558)
Other investments	-	-	-	-	-	-	(2,000)	-		(2,000)
Proceeds from sales and paydowns of:
Property, plant and equipment	-	179,043	1,368	-	180,411	-	-	-		180,411
Short term investments	-	-	-	-	-	106,130	211,083	-		317,213
Fixed maturities investments	-	-	-	-	-	23,275	108,706	-		131,981
Equity securities	1,065	-	-	-	1,065	133	-	-		1,198
Preferred stock	-	-	-	-	-	1,914	-	-		1,914
Real estate	-	-	125	-	125	309	1,491	-		1,925
Mortgage loans	-	5,412	2,995	-	8,407	6,106	4,533	(3,890	)(b)	15,156
Net cash provided (used) by investing activities	(7,193)	(236,188)	(77,091)	-	(320,472)	(1,355)	(52,143)	-		(373,970)
	(page 1 of 2)
(a) Balance for the period ended December 31, 2010
(b) Eliminate intercompany investments

Continuation of consolidating cash flow statements by industry segment for the year ended March 31, 2011 are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated
	(In thousands)
Cash flows from financing activities:
Borrowings from credit facilities	-	257,728	64,134	-	321,862	-	-	-		321,862
Principal repayments on credit facilities	-	(90,084)	(198,798)	-	(288,882)	-	-	-		(288,882)
Debt issuance costs	-	(1,987)	-	-	(1,987)	-	-	-		(1,987)
Capital lease payments	-	(11,522)	-	-	(11,522)	-	-	-		(11,522)
Leveraged Employee Stock Ownership Plan - repayments from loan	-	1,172	-	-	1,172	-	-	-		1,172
Securitization deposits	-	(46,031)	-	-	(46,031)	-	-	-		(46,031)
Proceeds from (repayment of) intercompany loans	30,566	(223,746)	193,180	-	-	-	-	-		-
Preferred stock dividends paid	(12,963)	-	-	-	(12,963)	-	-	551	(b)	(12,412)
Dividend from (to) related party	3,303	-	-	-	3,303	(3,303)	-	-		-
Investment contract deposits	-	-	-	-	-	-	11,580	-		11,580
Investment contract withdrawals	-	-	-	-	-	-	(34,548)	-		(34,548)
Net cash provided (used) by financing activities	20,906	(114,470)	58,516	-	(35,048)	(3,303)	(22,968)	551		(60,768)

Effects of exchange rate on cash	-	271	-	-	271	-	-	-		271

Increase (decrease) in cash and cash equivalents	149,644	(34,607)	753	-	115,790	(408)	23,014	-		138,396
Cash and cash equivalents at beginning of period	100,460	107,241	4	-	207,705	22,126	14,287	-		244,118
Cash and cash equivalents at end of period	$250,104	$72,634	$757	$-	$323,495	$21,718	$37,301	$-		$382,514
	(page 2 of 2)
(a) Balance for the period ended December 31, 2010
(b) Eliminate preferred stock dividends paid to affiliates

Subsequent Events	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 23.  Subsequent Events
Our management has evaluated subsequent events occurring after March 31, 2013, the date of our most recent balance sheet date, through the date our financial statements were issued. We do not believe any other subsequent events have occurred that would require further disclosure or adjustment to our financial statements than those stated below.
Financial Strength Ratings
In May 2013, A.M. Best affirmed the financial strength rating of B++ (Good) for Oxford and its outlook remains positive.

Condensed Financial Information of Amerco	12 Months Ended
Mar. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Amerco
SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF AMERCO
BALANCE SHEETS
	March 31,
	2013	2012
	(In thousands)
ASSETS
Cash and cash equivalents	$327,119	$201,502
Investment in subsidiaries	240,080	8,168
Related party assets	1,032,124	1,201,385
Other assets	43,841	27,030
Total assets	$1,643,164	$1,438,085

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
Other liabilities	$412,199	$399,867
	412,199	399,867
Stockholders' equity:
Preferred stock	-	-
Common stock	10,497	10,497
Additional paid-in capital	438,378	433,953
Accumulated other comprehensive loss	(22,680)	(45,436)
Retained earnings:
Beginning of period	1,316,854	1,139,792
Adjustment to initially apply ASU 2010-26	(1,721)	-
Net earnings	264,708	205,695
Excess of redemption value over carrying value of preferred shares redeemed	-	(5,908)
Dividends	(97,421)	(22,725)
End of period	1,482,420	1,316,854

Cost of common shares in treasury	(525,653)	(525,653)
Cost of preferred shares in treasury	(151,997)	(151,997)
Total stockholders' equity	1,230,965	1,038,218
Total liabilities and stockholders' equity	$1,643,164	$1,438,085

The accompanying notes are an integral part of these condensed consolidated financial statements.

CONDENSED FINANCIAL INFORMATION OF AMERCO
STATEMENTS OF OPERATIONS
	Years Ended March 31,
	2013	2012	2011
	(In thousands, except share and per share data)
Revenues:
Net interest income from subsidiaries	$5,329	$6,085	$5,160
Expenses:
Operating expenses	13,611	9,081	7,489
Other expenses	97	98	99
Total expenses	13,708	9,179	7,588
Equity in earnings of subsidiaries	212,164	149,160	132,570
Interest income	91,125	94,278	85,584
Pretax earnings	294,910	240,344	215,726
Income tax expense	(30,202)	(34,649)	(31,600)
Net earnings	264,708	205,695	184,126
Less: Excess of redemption value over carrying value of preferred shares redeemed	-	(5,908)	-
Less: Preferred stock dividends	-	(3,241)	(12,963)
Earnings available to common stockholders	$264,708	$196,546	$171,163
Basic and diluted earnings per common share	$13.56	$10.09	$8.81
Weighted average common shares outstanding: Basic and diluted	19,518,779	19,476,187	19,432,781

The accompanying notes are an integral part of these condensed consolidated financial statements.

CONDENSED FINANCIAL INFORMATION OF AMERCO
STATEMENTS OF CASH FLOW
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Cash flows from operating activities:
Net earnings	$264,708	$205,695	$184,126
Change in investments in subsidiaries	(212,164)	(149,160)	(132,570)
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	5	5	9
Net gain on sale of investments	(76)	(488)	(65)
Deferred income taxes	9,206	109,680	73,790
Net change in other operating assets and liabilities:
Prepaid expenses	(12,979)	6,470	(15,966)
Other assets	365	2,380	34,937
Related party assets	-	-	273
Accounts payable and accrued expenses	2,659	4,163	(8,603)
Net cash provided by operating activities	51,724	178,745	135,931

Cash flows from investing activities:
Purchases of property, plant and equipment	(2)	(1)	(5)
Purchases of equity securities	-	(8,855)	(8,253)
Proceeds of equity securities	372	8,800	1,065
Net cash used by investing activities	370	(56)	(7,193)

Cash flows from financing activities:
Proceeds from (repayments) of intercompany loans	172,444	(52,051)	30,566
Preferred stock redemption paid	-	(151,997)	-
Preferred stock dividends paid	-	(3,241)	(12,963)
Common stock dividends paid	(97,421)	(19,484)	-
Dividend from related party	-	-	3,303
Contribution to related party	(1,500)	(518)	-
Net cash provided (used) by financing activities	73,523	(227,291)	20,906

Increase (decrease) in cash and cash equivalents	125,617	(48,602)	149,644
Cash and cash equivalents at beginning of period	201,502	250,104	100,460
Cash and cash equivalents at end of period	$327,119	$201,502	$250,104

Income taxes paid, net of income taxes refunds received, amounted to $144.7 million, $10.7 million and $14.3 million for fiscal 2013, 2012 and 2011, respectively.
The accompanying notes are an integral part of these condensed consolidated financial statements.

Notes to Condensed Financial Information for Amerco Only	12 Months Ended
Mar. 31, 2013
1. Summary of Significant Accounting Policies
Note 3.  Accounting Policies
Use of Estimates
The preparation of financial statements in conformity with the generally accepted accounting principles (“GAAP”) in the United States requires management to make estimates and judgments that affect the amounts reported in the financial statements and accompanying notes. The accounting policies that we deem most critical to us and that require management's most difficult and subjective judgments include the principles of consolidation, the recoverability of property, plant and equipment, the adequacy of insurance reserves, the recognition and measurement of impairments for investments accounted for under ASC 320 - Investments - Debt and Equity Securities and the recognition and measurement of income tax assets and liabilities. The actual results experienced by us may differ from management's estimates.
Cash and Cash Equivalents
We consider cash and cash equivalents to be highly liquid debt securities with insignificant interest rate risk with original maturities from the date of purchase of three months or less.
Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash deposits. Accounts at each United States financial institution are insured by the Federal Deposit Insurance Corporation up to $250,000. Accounts at each Canadian financial institution are insured by the Canada Deposit Insurance Corporation up to $100,000 CAD per account. At March 31, 2013 and March 31, 2012, we held cash equivalents in excess of these insured limits. To mitigate this risk, we select financial institutions based on their credit ratings and financial strength.
Investments
Fixed Maturities and Marketable Equities. Fixed maturity investments consist of either marketable debt, equity or redeemable preferred stocks. As of the balance sheet dates, all of our investments in these securities were classified as available-for-sale. Available-for-sale investments are reported at fair value, with unrealized gains or losses recorded net of taxes and applicable adjustments to deferred policy acquisition costs in stockholders' equity. Fair value for these investments is based on quoted market prices, dealer quotes or discounted cash flows. The cost of investments sold is based on the specific identification method.
In determining if and when a decline in market value below carrying value is an other-than-temporary impairment, management makes certain assumptions or judgments in its assessment including but not limited to: ability to hold the security, quoted market prices, dealer quotes, discounted cash flows, industry factors, financial factors, and issuer specific information. Other-than-temporary impairments, to the extent of the decline, as well as realized gains or losses on the sale or exchange of investments are recognized in the current period operating results.
Mortgage Loans and Notes on Real Estate. Mortgage loans and notes on real estate are reported at their unpaid balance, net of any allowance for possible losses and any unamortized premium or discount.
During fiscal 2013, we recorded $26.1 million of real estate acquisitions obtained through foreclosures or deed-in-lieu of foreclosure on the collateral of assets acquired or originated as mortgage loan investments.
Recognition of Investment Income. Interest income from bonds and mortgage notes is recognized when earned. Dividends on common and preferred stocks are recognized on the ex-dividend dates. Realized gains and losses on the sale or exchange of investments are recognized at the trade date.
Fair Values
Fair values of cash equivalents approximate carrying value due to the short period of time to maturity. Fair values of short-term investments, investments available-for-sale, long-term investments, mortgage loans and notes on real estate, and interest rate swap contracts are based on quoted market prices, dealer quotes or discounted cash flows. Fair values of trade receivables approximate their recorded value.
Our financial instruments that are exposed to concentrations of credit risk consist primarily of temporary cash investments, trade receivables, reinsurance recoverables and notes receivable. Limited credit risk exists on trade receivables due to the diversity of our customer base and their dispersion across broad geographic markets. We place our temporary cash investments with financial institutions and limits the amount of credit exposure to any one financial institution.
We have mortgage receivables, which potentially expose us to credit risk. The portfolio of notes is principally collateralized by self-storage facilities and commercial properties. We have not experienced any material losses related to the notes from individual notes or groups of notes in any particular industry or geographic area. The estimated fair values were determined using the discounted cash flow method and using interest rates currently offered for similar loans to borrowers with similar credit ratings.
The carrying amount of long-term debt and short-term borrowings are estimated to approximate fair value as the actual interest rate is consistent with the rate estimated to be currently available for debt of similar term and remaining maturity.
Other investments including short-term investments are substantially current or bear reasonable interest rates. As a result, the carrying values of these financial instruments approximate fair value.
Derivative Financial Instruments
Our objective for holding derivative financial instruments is to manage interest rate risk exposure primarily through entering interest rate swap agreements. An interest rate swap is a contractual exchange of interest payments between two parties. A standard interest rate swap involves the payment of a fixed rate times a notional amount by one party in exchange for a floating rate times the same notional amount from another party. As interest rates change, the difference to be paid or received is accrued and recognized as interest expense or income over the life of the agreement.  We do not enter into these instruments for trading purposes. Counterparties to the interest rate swap agreements are major financial institutions. In accordance with ASC 815 - Derivatives and Hedging, we recognize interest rate swap agreements on the balance sheet at fair value, which is classified as prepaid expenses (asset) or accrued expenses (liability). Derivatives that are not designated as cash flow hedges for accounting purposes must be adjusted to fair value through income. If the derivative qualifies and is designated as a cash flow hedge, changes in its fair value will either be offset against the change in fair value of the hedged item through earnings or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. See Note 11, Derivatives of the Notes to Consolidated Financial Statements.
Inventories, net
Inventories, net were as follows:
	March 31,
	2013	2012
	(In thousands)
Truck and trailer parts and accessories (a)	$51,247	$52,973
Hitches and towing components (b)	14,574	13,877
Moving supplies and propane (b)	6,979	7,156
Subtotal	72,800	74,006
Less: LIFO reserves	(14,693)	(14,541)
Less: excess and obsolete reserves	(1,711)	(730)
Total	$56,396	$58,735

(a) Primarily held for internal usage, including equipment manufacturing and repair
(b) Primarily held for retail sales

Inventories consist primarily of truck and trailer parts and accessories used to manufacture and repair rental equipment as well as products and accessories available for retail sale. Inventory is held at our owned locations; our independent dealers do not hold any of our inventory.
Inventory cost is primarily determined using the last-in first-out method (“LIFO”). Inventories valued using LIFO consisted of approximately 96% of the total inventories for March 31, 2013 and 2012. Had we utilized the first-in first-out method (“FIFO”), stated inventory balances would have been $14.7 million and $14.5 million higher at March 31, 2013 and 2012, respectively. In fiscal 2013, the positive effect on income due to liquidation of a portion of the LIFO inventory was $0.1 million.
Property, Plant and Equipment
Property, plant and equipment are stated at cost. Interest expense incurred during the initial construction of buildings and rental equipment is considered part of cost. Depreciation is computed for financial reporting purposes using the straight line or an accelerated method based on a declining balance formula over the following estimated useful lives: rental equipment 2-20 years and buildings and non-rental equipment 3-55 years. We follow the deferral method of accounting based on ASC 908 - Airlines for major overhauls in which engine and transmission overhauls are capitalized and amortized over three years. Routine maintenance costs are charged to operating expense as they are incurred. Gains and losses on dispositions of property, plant and equipment are netted against depreciation expense when realized. The net amount of (gains) or losses netted against depreciation expense were ($22.5) million, ($20.9) million and ($23.1) million during fiscal 2013, 2012 and 2011, respectively. Equipment depreciation is recognized in amounts expected to result in the recovery of estimated residual values upon disposal, i.e., minimize gains or losses. In determining the depreciation rate, historical disposal experience, holding periods and trends in the market for vehicles are reviewed.
We regularly perform reviews to determine whether facts and circumstances exist which indicate that the carrying amount of assets, including estimates of residual value, may not be recoverable or that the useful life of assets are shorter or longer than originally estimated. Reductions in residual values (i.e., the price at which we ultimately expect to dispose of revenue earning equipment) or useful lives will result in an increase in depreciation expense over the life of the equipment. Reviews are performed based on vehicle class, generally subcategories of trucks and trailers. We assess the recoverability of our assets by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their estimated remaining lives against their respective carrying amounts. We consider factors such as current and expected future market price trends on used vehicles and the expected life of vehicles included in the fleet. Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets If asset residual values are determined to be recoverable, but the useful lives are shorter or longer than originally estimated, the net book value of the assets is depreciated over the newly determined remaining useful lives.
Management determined that additions to the fleet resulting from purchases should be depreciated on an accelerated method based upon a declining formula. Under the declining balances method (2.4 times declining balance), the book value of a rental truck is reduced approximately 16%, 13%, 11%, 9%, 8%, 7%, and 6% during years one through seven, respectively and then reduced on a straight line basis to a salvage value of 20% by the end of year fifteen. Beginning in October 2012, rental equipment subject to this depreciation schedule will be depreciated to a salvage value of 15%. This change had an immaterial effect on our current financial statements. Whereas, a standard straight line approach would reduce the book value by approximately 5.7% per year over the life of the truck. For the affected equipment, the accelerated depreciation was $57.0 million, $54.6 million and $44.8 million greater than what it would have been if calculated under a straight line approach for fiscal 2013, 2012 and 2011, respectively.
Although we intend to sell our used vehicles for prices approximating book value, the extent to which we realize a gain or loss on the sale of used vehicles is dependent upon various factors including but not limited to, the general state of the used vehicle market, the age and condition of the vehicle at the time of its disposal and the depreciation rates with respect to the vehicle. We typically sell our used vehicles at our sales centers throughout North America, on our web site at uhaul.com/trucksales or by phone at 1-866-404-0355. Additionally, we sell a large portion of our pickup and cargo van fleet at automobile dealer auctions.
The carrying value of real estate held for investment, which is lower than market value at the balance sheet date, was $14.3 million and $14.8 million for fiscal 2013 and 2012, respectively, and is included in Investments, other.
Receivables
Accounts receivable include trade accounts from moving and self-storage customers and dealers, insurance premiums and amounts due from re-insurers, less management's estimate of uncollectible accounts.
Insurance premiums receivable for policies that are billed through contracted agents are recorded net of commission's payable. A commission payable is recorded as a separate liability for those premiums that are billed direct.
Reinsurance recoverables include case reserves and actuarial estimates of claims incurred but not reported. These receivables are not expected to be collected until after the associated claim has been adjudicated and billed to the re-insurer. The reinsurance recoverables may have little or no allowance for doubtful accounts due to the fact that reinsurance is typically procured from carriers with strong credit ratings. Furthermore, we do not cede losses to a re-insurer if the carrier is deemed financially unable to perform on the contract. Reinsurance recoverables also include insurance ceded to other insurance companies.
Notes and mortgage receivables include accrued interest and are reduced by discounts and amounts considered by management to be uncollectible.
Policy Benefits and Losses, Claims and Loss Expenses Payable
Our Life Insurance operating segment's liabilities for life insurance and certain annuity and health policies are established to meet the estimated future obligations of policies in force, and are based on mortality, morbidity and withdrawal assumptions from recognized actuarial tables which contain margins for adverse deviation. Liabilities for health, disability and other policies include estimates of payments to be made on insurance claims for reported losses and estimates of losses incurred, but not yet reported. Oxford's liabilities for deferred annuity contracts consist of contract account balances that accrue to the benefit of the policyholders.
Our Property and Casualty Insurance operating segment's liability for reported and unreported losses is based on Repwest's historical data along with industry averages. The liability for unpaid loss adjustment expenses is based on historical ratios of loss adjustment expenses paid to losses paid. Amounts recoverable from re-insurers on unpaid losses are estimated in a manner consistent with the claim liability associated with the re-insured policy. Adjustments to the liability for unpaid losses and loss expenses as well as amounts recoverable from re-insurers on unpaid losses are charged or credited to expense in the periods in which they are made.
Due to the nature of the underlying risks and high degree of uncertainty associated with the determination of the liability for future policy benefits and claims, the amounts to be ultimately paid to settle these liabilities cannot be precisely determined and may vary significantly from the estimated liability, especially for long-tailed casualty lines of business such as excess workers' compensation.  As a result of the long-tailed nature of the excess workers' compensation policies written by Repwest during 1983 through 2002, and similar policies assumed by Repwest during 2001 through 2003, it may take a number of years for claims to be fully reported and finally settled.
On a regular basis insurance reserve adequacy is reviewed by management to determine if existing assumptions need to be updated.In determining the assumptions for calculating workers' compensation reserves, management considers multiple factors including the following:
  Claimant longevity
  Cost trends associated with claimant treatments
  Changes in ceding entity and third party administrator reporting practices
  Changes in environmental factors including legal and regulatory
  Current conditions affecting claim settlements
  Future economic conditions including inflation
We have reserved each claim based upon the accumulation of current claim costs projected through the claimants' life expectancy, then adjusted for applicable reinsurance arrangements.  Management reviews each claim bi-annually to determine if the estimated life-time claim costs have increased and then adjusts the reserve estimate accordingly at that time.  We have factored in an estimate of what the potential cost increases could be in our incurred but not reported liability.  We have not assumed settlement of the existing claims in calculating the reserve amount, unless it is in the final stages of completion.
Increases in claim costs, including medical inflation and new treatments and medications could lead to future adverse development resulting in additional reserve strengthening.  Conversely, settlement of existing claims or if injured workers return to work or expire prematurely, could lead to future positive development.
Self-Insurance Reserves
U-Haul retains the risk for certain public liability and property damage programs related to the rental equipment. The consolidated balance sheets include $380.8 million and $380.1 million of liabilities related to these programs as of March 31, 2013 and 2012, respectively. These liabilities are recorded in Policy benefits and losses, claims and loss expenses payable. Management takes into account losses incurred based upon actuarial estimates, past experience, current claim trends, as well as social and economic conditions. This liability is subject to change in the future based upon changes in the underlying assumptions including claims experience, frequency of incidents, and severity of incidents. Based upon additional claims information obtained through the passage of time, we reduced our self-insurance reserve balance associated with prior accident years by $5 million in fiscal 2013 and $20 million in fiscal 2012.
Additionally, as of March 31, 2013 and 2012, the consolidated balance sheets include liabilities of $8.1 million and $6.7 million, respectively, related to our provided medical plan benefits for eligible employees. We estimate this liability based on actual claims outstanding as of the balance sheet date as well as an actuarial estimate of claims incurred but not reported. This liability is reported net of estimated recoveries from excess loss reinsurance policies with unaffiliated insurers of $0.5 million and $0.1 million for fiscal 2013 and 2012, respectively. These amounts are recorded in Accounts payable and accrued expenses on the consolidated balance sheets.
Revenue Recognition
Self-moving rentals are recognized for the period that trucks and moving equipment are rented. Self-storage revenues, based upon the number of paid storage contract days, are recognized as earned during the period.  Sales of self-moving and self-storage related products are recognized at the time that title passes and the customer accepts delivery. Property management fee revenues are recognized monthly as services are performed. Property and casualty, traditional life and Medicare supplement insurance premiums are recognized as revenue over the policy periods. For products where premiums are due over a significantly shorter duration than the period over which benefits are provided, such as our single premium whole life product, premiums are recognized when received and excess profits are deferred and recognized in relation to the insurance in force. Interest and investment income are recognized as earned.
Amounts collected from customers for sales tax are recorded on a net basis.
Advertising
All advertising costs are expensed as incurred. Advertising expense was $6.7 million, $10.3 million and $14.9 million in fiscal 2013, 2012 and 2011, respectively.
Deferred Policy Acquisition Costs
Commissions and other costs that fluctuate with and are primarily related to the acquisition or renewal of certain insurance premiums are deferred. For the Life Insurance operating segment's life and health insurance products, these costs are amortized, with interest, in relation to revenue such that costs are realized as a constant percentage of revenue. For its annuity insurance products the costs are amortized, with interest, in relation to the present value of actual and expected gross profits.
During fiscal 2013, new annuity contract holders were provided with a sales inducement in the form of a premium bonus.  Sales inducements are recognized as an asset with a corresponding increase to the policyholder liability and are amortized in a similar manner to deferred acquisition costs.  As of December 31, 2012, the sales inducement asset included with Deferred policy acquisition costs, net amounted to $17.2 million on the consolidated balance sheet and amortization expense totaled $ 0.9 million.
Environmental Costs
Liabilities are recorded when environmental assessments and remedial efforts, if applicable, are probable and the costs can be reasonably estimated. The amount of the liability is based on management's best estimate of undiscounted future costs. Certain recoverable environmental costs related to the removal of underground storage tanks or related contamination are capitalized and amortized over the estimated useful lives of the properties. These costs improve the safety or efficiency of the property or are incurred in preparing the property for sale.
Income Taxes
AMERCO files a consolidated tax return with all of its legal subsidiaries. In accordance with ASC 740 - Income Taxes (“ASC 740”), the provision for income taxes reflects deferred income taxes resulting from changes in temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements.
Comprehensive Income (Loss)
Comprehensive income (loss) consists of net earnings, foreign currency translation adjustments, unrealized gains and losses on investments, the change in fair value of cash flow hedges and the change in postretirement benefit obligation.
Recent Accounting Pronouncements
In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, an amendment to FASB ASC Topic 220. The update requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This ASU is effective prospectively for the Company's fiscal years, and interim periods within those years beginning after December 15, 2012. We do not believe the adoption of this will have a material impact on our financial statements.
Adoption of New Accounting Pronouncements
In October 2010, the FASB issued ASU 2010-26, Financial Services - Insurance (Topic 944) (“ASU 2010-26”) which amended FASB ASC 944-30 to provide further guidance regarding the capitalization of costs relating to the acquisition or renewal of insurance contracts. Specifically, only qualifying costs associated with successful contract acquisitions are permitted to be deferred. We adopted ASU 2010-26 in the first quarter of fiscal 2013 and it resulted in a $1.7 million reduction in beginning retained earnings on our financial statements.
In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) (“ASU 2011-04”). This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. We adopted ASU 2011-04 in the first quarter of fiscal 2013 and it did not have a material impact on our financial statements.
In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Others (Topic 350) (“ASU 2012-02”) which allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test of an indefinite-lived intangible asset.  Per the terms of ASU 2012-02, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. We adopted ASU 2012-02 in the third quarter of fiscal 2013 and it did not have a material impact on our financial statements.
From time to time, new accounting pronouncements are issued by the FASB or the SEC that are adopted by the Company as of the specified effective date. Unless otherwise discussed, these ASU's entail technical corrections to existing guidance or affect guidance related to specialized industries or entities and therefore will have minimal, if any, impact on our financial position or results of operations upon adoption.

AMERCO
1. Summary of Significant Accounting Policies
1.  Summary of Significant Accounting Policies
AMERCO, a Nevada corporation, was incorporated in April, 1969, and is the holding Company for U-Haul International, Inc., Amerco Real Estate Company, Repwest Insurance Company and Oxford Life Insurance Company. The financial statements of the Registrant should be read in conjunction with the Consolidated Financial Statements and notes thereto included in this Annual Report.
AMERCO is included in a consolidated Federal income tax return with all of its U.S. subsidiaries. Accordingly, the provision for income taxes has been calculated for Federal income taxes of AMERCO and subsidiaries included in the consolidated return of the Registrant. State taxes for all subsidiaries are allocated to the respective subsidiaries.
The financial statements include only the accounts of AMERCO, which include certain of the corporate operations of AMERCO. The interest in AMERCO's majority owned subsidiaries is accounted for on the equity method. The intercompany interest income and expenses are eliminated in the Consolidated Financial Statements.

2. Guarantees
2.  Guarantees
AMERCO has guaranteed performance of certain long-term leases and other obligations. See Note 18, Contingent Liabilities and Commitments and Note 20, Related Party Transactions of the Notes to Consolidated Financial Statements.

Amerco and Consolidated Subsidiaries Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2013
Valuation and Qualifying Accounts [Abstract]
AMERCO and Consolidated Subsidiaries Valuation and Qualifying Accounts
SCHEDULE II
AMERCO AND CONSOLIDATED SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS
Fiscal Years Ended March 31, 2013, 2012 and 2011
	Balance at Beginning of Year	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts	Deductions		Balance at Year End

Year ended March 31, 2013	(In thousands)
Allowance for doubtful accounts
(deducted from trade receivable)	$1,128	$1,184	$-	$(1,318	)$	994
Allowance for obsolescence
(deducted from inventory)	$730	$981	$-	$-		$1,711
Allowance for probable losses
(deducted from mortgage loans)	$370	$-	$-	$-		$370

Year ended March 31, 2012
Allowance for doubtful accounts
(deducted from trade receivable)	$1,336	$1,485	$-	$(1,693	)$	1,128
Allowance for obsolescence
(deducted from inventory)	$595	$135	$-	$-		$730
Allowance for probable losses
(deducted from mortgage loans)	$370	$-	$-	$-		$370

Year ended March 31, 2011
Allowance for doubtful accounts
(deducted from trade receivable)	$1,308	$2,611	$-	$(2,583	)$	1,336
Allowance for obsolescence
(deducted from inventory)	$2,600	$-	$-	$(2,005	)$	595
Allowance for probable losses
(deducted from mortgage loans)	$370	$-	$-	$-		$370

Supplemental Information (for Property-Casualty Insurance Operations)	12 Months Ended
Mar. 31, 2013
Supplemental Information for Property, Casualty Insurance Underwriters [Abstract]
Schedule V - AMERCO and Consolidated Subsidiaries Supplemental Information (For Property-Casualty Insurance Operations)
SCHEDULE V
AMERCO AND CONSOLIDATED SUBSIDIARIES
SUPPLEMENTAL INFORMATION (FOR PROPERTY-CASUALTY INSURANCE Operations)
Years Ended December 31, 2012, 2011 AND 2010
Fiscal Year	Affiliation with Registrant	Deferred Policy Acquisition Cost	Reserves for Unpaid Claims and Adjustment Expenses		Discount if any, Deducted	Unearned Premiums	Net Earned Premiums (1)	Net Investment Income (2)	Claim and Claim Adjustment Expenses Incurred Related to Current Year	Claim and Claim Adjustment Expenses Incurred Related to Prior Year	Amortization of Deferred Policy Acquisition Costs	Paid Claims and Claim Adjustment Expense	Net Premiums Written (1)
(In thousands)
2013	Consolidated property casualty entity	$-	$330,093	$	N/A	$-	$34,342	$8,976	$8,962	$7,036	$-	$20,807	$34,378
2012	Consolidated property casualty entity	-	382,328		N/A	-	32,631	9,664	9,297	56,445	-	16,319	32,627
2011	Consolidated property casualty entity	-	276,355		N/A	4	30,704	8,234	9,453	7,832	-	17,211	30,706

 (1)       The earned and written premiums are reported net of intersegment transactions. There were no earned premiums eliminated for the years ended December 31, 2012, 2011 and 2010, respectively.
(2)       Net Investment Income excludes net realized (gains) losses on investments of ($4.9) million, ($0.3) million and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Accounting Policies (Policy Text Block)	12 Months Ended
Mar. 31, 2013
Policy Text Block [Abstract]
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with the generally accepted accounting principles (“GAAP”) in the United States requires management to make estimates and judgments that affect the amounts reported in the financial statements and accompanying notes. The accounting policies that we deem most critical to us and that require management's most difficult and subjective judgments include the principles of consolidation, the recoverability of property, plant and equipment, the adequacy of insurance reserves, the recognition and measurement of impairments for investments accounted for under ASC 320 - Investments - Debt and Equity Securities and the recognition and measurement of income tax assets and liabilities. The actual results experienced by us may differ from management's estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
We consider cash and cash equivalents to be highly liquid debt securities with insignificant interest rate risk with original maturities from the date of purchase of three months or less.
Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash deposits. Accounts at each United States financial institution are insured by the Federal Deposit Insurance Corporation up to $250,000. Accounts at each Canadian financial institution are insured by the Canada Deposit Insurance Corporation up to $100,000 CAD per account. At March 31, 2013 and March 31, 2012, we held cash equivalents in excess of these insured limits. To mitigate this risk, we select financial institutions based on their credit ratings and financial strength.

Investments
Investments
Fixed Maturities and Marketable Equities. Fixed maturity investments consist of either marketable debt, equity or redeemable preferred stocks. As of the balance sheet dates, all of our investments in these securities were classified as available-for-sale. Available-for-sale investments are reported at fair value, with unrealized gains or losses recorded net of taxes and applicable adjustments to deferred policy acquisition costs in stockholders' equity. Fair value for these investments is based on quoted market prices, dealer quotes or discounted cash flows. The cost of investments sold is based on the specific identification method.
In determining if and when a decline in market value below carrying value is an other-than-temporary impairment, management makes certain assumptions or judgments in its assessment including but not limited to: ability to hold the security, quoted market prices, dealer quotes, discounted cash flows, industry factors, financial factors, and issuer specific information. Other-than-temporary impairments, to the extent of the decline, as well as realized gains or losses on the sale or exchange of investments are recognized in the current period operating results.
Mortgage Loans and Notes on Real Estate. Mortgage loans and notes on real estate are reported at their unpaid balance, net of any allowance for possible losses and any unamortized premium or discount.
During fiscal 2013, we recorded $26.1 million of real estate acquisitions obtained through foreclosures or deed-in-lieu of foreclosure on the collateral of assets acquired or originated as mortgage loan investments.
Recognition of Investment Income. Interest income from bonds and mortgage notes is recognized when earned. Dividends on common and preferred stocks are recognized on the ex-dividend dates. Realized gains and losses on the sale or exchange of investments are recognized at the trade date.

Fair Values
Fair Values
Fair values of cash equivalents approximate carrying value due to the short period of time to maturity. Fair values of short-term investments, investments available-for-sale, long-term investments, mortgage loans and notes on real estate, and interest rate swap contracts are based on quoted market prices, dealer quotes or discounted cash flows. Fair values of trade receivables approximate their recorded value.
Our financial instruments that are exposed to concentrations of credit risk consist primarily of temporary cash investments, trade receivables, reinsurance recoverables and notes receivable. Limited credit risk exists on trade receivables due to the diversity of our customer base and their dispersion across broad geographic markets. We place our temporary cash investments with financial institutions and limits the amount of credit exposure to any one financial institution.
We have mortgage receivables, which potentially expose us to credit risk. The portfolio of notes is principally collateralized by self-storage facilities and commercial properties. We have not experienced any material losses related to the notes from individual notes or groups of notes in any particular industry or geographic area. The estimated fair values were determined using the discounted cash flow method and using interest rates currently offered for similar loans to borrowers with similar credit ratings.
The carrying amount of long-term debt and short-term borrowings are estimated to approximate fair value as the actual interest rate is consistent with the rate estimated to be currently available for debt of similar term and remaining maturity.
Other investments including short-term investments are substantially current or bear reasonable interest rates. As a result, the carrying values of these financial instruments approximate fair value.

Derivative Financial Instruments
Derivative Financial Instruments
Our objective for holding derivative financial instruments is to manage interest rate risk exposure primarily through entering interest rate swap agreements. An interest rate swap is a contractual exchange of interest payments between two parties. A standard interest rate swap involves the payment of a fixed rate times a notional amount by one party in exchange for a floating rate times the same notional amount from another party. As interest rates change, the difference to be paid or received is accrued and recognized as interest expense or income over the life of the agreement.  We do not enter into these instruments for trading purposes. Counterparties to the interest rate swap agreements are major financial institutions. In accordance with ASC 815 - Derivatives and Hedging, we recognize interest rate swap agreements on the balance sheet at fair value, which is classified as prepaid expenses (asset) or accrued expenses (liability). Derivatives that are not designated as cash flow hedges for accounting purposes must be adjusted to fair value through income. If the derivative qualifies and is designated as a cash flow hedge, changes in its fair value will either be offset against the change in fair value of the hedged item through earnings or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. See Note 11, Derivatives of the Notes to Consolidated Financial Statements.

Inventory, net
Inventories, net
Inventories, net were as follows:
	March 31,
	2013	2012
	(In thousands)
Truck and trailer parts and accessories (a)	$51,247	$52,973
Hitches and towing components (b)	14,574	13,877
Moving supplies and propane (b)	6,979	7,156
Subtotal	72,800	74,006
Less: LIFO reserves	(14,693)	(14,541)
Less: excess and obsolete reserves	(1,711)	(730)
Total	$56,396	$58,735

(a) Primarily held for internal usage, including equipment manufacturing and repair
(b) Primarily held for retail sales

Inventories consist primarily of truck and trailer parts and accessories used to manufacture and repair rental equipment as well as products and accessories available for retail sale. Inventory is held at our owned locations; our independent dealers do not hold any of our inventory.
Inventory cost is primarily determined using the last-in first-out method (“LIFO”). Inventories valued using LIFO consisted of approximately 96% of the total inventories for March 31, 2013 and 2012. Had we utilized the first-in first-out method (“FIFO”), stated inventory balances would have been $14.7 million and $14.5 million higher at March 31, 2013 and 2012, respectively. In fiscal 2013, the positive effect on income due to liquidation of a portion of the LIFO inventory was $0.1 million.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are stated at cost. Interest expense incurred during the initial construction of buildings and rental equipment is considered part of cost. Depreciation is computed for financial reporting purposes using the straight line or an accelerated method based on a declining balance formula over the following estimated useful lives: rental equipment 2-20 years and buildings and non-rental equipment 3-55 years. We follow the deferral method of accounting based on ASC 908 - Airlines for major overhauls in which engine and transmission overhauls are capitalized and amortized over three years. Routine maintenance costs are charged to operating expense as they are incurred. Gains and losses on dispositions of property, plant and equipment are netted against depreciation expense when realized. The net amount of (gains) or losses netted against depreciation expense were ($22.5) million, ($20.9) million and ($23.1) million during fiscal 2013, 2012 and 2011, respectively. Equipment depreciation is recognized in amounts expected to result in the recovery of estimated residual values upon disposal, i.e., minimize gains or losses. In determining the depreciation rate, historical disposal experience, holding periods and trends in the market for vehicles are reviewed.
We regularly perform reviews to determine whether facts and circumstances exist which indicate that the carrying amount of assets, including estimates of residual value, may not be recoverable or that the useful life of assets are shorter or longer than originally estimated. Reductions in residual values (i.e., the price at which we ultimately expect to dispose of revenue earning equipment) or useful lives will result in an increase in depreciation expense over the life of the equipment. Reviews are performed based on vehicle class, generally subcategories of trucks and trailers. We assess the recoverability of our assets by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their estimated remaining lives against their respective carrying amounts. We consider factors such as current and expected future market price trends on used vehicles and the expected life of vehicles included in the fleet. Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets If asset residual values are determined to be recoverable, but the useful lives are shorter or longer than originally estimated, the net book value of the assets is depreciated over the newly determined remaining useful lives.
Management determined that additions to the fleet resulting from purchases should be depreciated on an accelerated method based upon a declining formula. Under the declining balances method (2.4 times declining balance), the book value of a rental truck is reduced approximately 16%, 13%, 11%, 9%, 8%, 7%, and 6% during years one through seven, respectively and then reduced on a straight line basis to a salvage value of 20% by the end of year fifteen. Beginning in October 2012, rental equipment subject to this depreciation schedule will be depreciated to a salvage value of 15%. This change had an immaterial effect on our current financial statements. Whereas, a standard straight line approach would reduce the book value by approximately 5.7% per year over the life of the truck. For the affected equipment, the accelerated depreciation was $57.0 million, $54.6 million and $44.8 million greater than what it would have been if calculated under a straight line approach for fiscal 2013, 2012 and 2011, respectively.
Although we intend to sell our used vehicles for prices approximating book value, the extent to which we realize a gain or loss on the sale of used vehicles is dependent upon various factors including but not limited to, the general state of the used vehicle market, the age and condition of the vehicle at the time of its disposal and the depreciation rates with respect to the vehicle. We typically sell our used vehicles at our sales centers throughout North America, on our web site at uhaul.com/trucksales or by phone at 1-866-404-0355. Additionally, we sell a large portion of our pickup and cargo van fleet at automobile dealer auctions.
The carrying value of real estate held for investment, which is lower than market value at the balance sheet date, was $14.3 million and $14.8 million for fiscal 2013 and 2012, respectively, and is included in Investments, other.

Receivables
Receivables
Accounts receivable include trade accounts from moving and self-storage customers and dealers, insurance premiums and amounts due from re-insurers, less management's estimate of uncollectible accounts.
Insurance premiums receivable for policies that are billed through contracted agents are recorded net of commission's payable. A commission payable is recorded as a separate liability for those premiums that are billed direct.
Reinsurance recoverables include case reserves and actuarial estimates of claims incurred but not reported. These receivables are not expected to be collected until after the associated claim has been adjudicated and billed to the re-insurer. The reinsurance recoverables may have little or no allowance for doubtful accounts due to the fact that reinsurance is typically procured from carriers with strong credit ratings. Furthermore, we do not cede losses to a re-insurer if the carrier is deemed financially unable to perform on the contract. Reinsurance recoverables also include insurance ceded to other insurance companies.
Notes and mortgage receivables include accrued interest and are reduced by discounts and amounts considered by management to be uncollectible.

Policy Benefits and Losses, Claims and Loss Expenses Payable
Policy Benefits and Losses, Claims and Loss Expenses Payable
Our Life Insurance operating segment's liabilities for life insurance and certain annuity and health policies are established to meet the estimated future obligations of policies in force, and are based on mortality, morbidity and withdrawal assumptions from recognized actuarial tables which contain margins for adverse deviation. Liabilities for health, disability and other policies include estimates of payments to be made on insurance claims for reported losses and estimates of losses incurred, but not yet reported. Oxford's liabilities for deferred annuity contracts consist of contract account balances that accrue to the benefit of the policyholders.
Our Property and Casualty Insurance operating segment's liability for reported and unreported losses is based on Repwest's historical data along with industry averages. The liability for unpaid loss adjustment expenses is based on historical ratios of loss adjustment expenses paid to losses paid. Amounts recoverable from re-insurers on unpaid losses are estimated in a manner consistent with the claim liability associated with the re-insured policy. Adjustments to the liability for unpaid losses and loss expenses as well as amounts recoverable from re-insurers on unpaid losses are charged or credited to expense in the periods in which they are made.
Due to the nature of the underlying risks and high degree of uncertainty associated with the determination of the liability for future policy benefits and claims, the amounts to be ultimately paid to settle these liabilities cannot be precisely determined and may vary significantly from the estimated liability, especially for long-tailed casualty lines of business such as excess workers' compensation.  As a result of the long-tailed nature of the excess workers' compensation policies written by Repwest during 1983 through 2002, and similar policies assumed by Repwest during 2001 through 2003, it may take a number of years for claims to be fully reported and finally settled.
On a regular basis insurance reserve adequacy is reviewed by management to determine if existing assumptions need to be updated.In determining the assumptions for calculating workers' compensation reserves, management considers multiple factors including the following:
  Claimant longevity
  Cost trends associated with claimant treatments
  Changes in ceding entity and third party administrator reporting practices
  Changes in environmental factors including legal and regulatory
  Current conditions affecting claim settlements
  Future economic conditions including inflation
We have reserved each claim based upon the accumulation of current claim costs projected through the claimants' life expectancy, then adjusted for applicable reinsurance arrangements.  Management reviews each claim bi-annually to determine if the estimated life-time claim costs have increased and then adjusts the reserve estimate accordingly at that time.  We have factored in an estimate of what the potential cost increases could be in our incurred but not reported liability.  We have not assumed settlement of the existing claims in calculating the reserve amount, unless it is in the final stages of completion.
Increases in claim costs, including medical inflation and new treatments and medications could lead to future adverse development resulting in additional reserve strengthening.  Conversely, settlement of existing claims or if injured workers return to work or expire prematurely, could lead to future positive development.

Self-Insurance Reserves
Self-Insurance Reserves
U-Haul retains the risk for certain public liability and property damage programs related to the rental equipment. The consolidated balance sheets include $380.8 million and $380.1 million of liabilities related to these programs as of March 31, 2013 and 2012, respectively. These liabilities are recorded in Policy benefits and losses, claims and loss expenses payable. Management takes into account losses incurred based upon actuarial estimates, past experience, current claim trends, as well as social and economic conditions. This liability is subject to change in the future based upon changes in the underlying assumptions including claims experience, frequency of incidents, and severity of incidents. Based upon additional claims information obtained through the passage of time, we reduced our self-insurance reserve balance associated with prior accident years by $5 million in fiscal 2013 and $20 million in fiscal 2012.
Additionally, as of March 31, 2013 and 2012, the consolidated balance sheets include liabilities of $8.1 million and $6.7 million, respectively, related to our provided medical plan benefits for eligible employees. We estimate this liability based on actual claims outstanding as of the balance sheet date as well as an actuarial estimate of claims incurred but not reported. This liability is reported net of estimated recoveries from excess loss reinsurance policies with unaffiliated insurers of $0.5 million and $0.1 million for fiscal 2013 and 2012, respectively. These amounts are recorded in Accounts payable and accrued expenses on the consolidated balance sheets.

Revenue Recognition
Revenue Recognition
Self-moving rentals are recognized for the period that trucks and moving equipment are rented. Self-storage revenues, based upon the number of paid storage contract days, are recognized as earned during the period.  Sales of self-moving and self-storage related products are recognized at the time that title passes and the customer accepts delivery. Property management fee revenues are recognized monthly as services are performed. Property and casualty, traditional life and Medicare supplement insurance premiums are recognized as revenue over the policy periods. For products where premiums are due over a significantly shorter duration than the period over which benefits are provided, such as our single premium whole life product, premiums are recognized when received and excess profits are deferred and recognized in relation to the insurance in force. Interest and investment income are recognized as earned.
Amounts collected from customers for sales tax are recorded on a net basis.

Advertising	Advertising All advertising costs are expensed as incurred. Advertising expense was $6.7 million, $10.3 million and $14.9 million in fiscal 2013, 2012 and 2011, respectively.
Deferred Policy Acquisition Cost
Deferred Policy Acquisition Costs
Commissions and other costs that fluctuate with and are primarily related to the acquisition or renewal of certain insurance premiums are deferred. For the Life Insurance operating segment's life and health insurance products, these costs are amortized, with interest, in relation to revenue such that costs are realized as a constant percentage of revenue. For its annuity insurance products the costs are amortized, with interest, in relation to the present value of actual and expected gross profits.
During fiscal 2013, new annuity contract holders were provided with a sales inducement in the form of a premium bonus.  Sales inducements are recognized as an asset with a corresponding increase to the policyholder liability and are amortized in a similar manner to deferred acquisition costs.  As of December 31, 2012, the sales inducement asset included with Deferred policy acquisition costs, net amounted to $17.2 million on the consolidated balance sheet and amortization expense totaled $ 0.9 million.

Environmental Costs
Environmental Costs
Liabilities are recorded when environmental assessments and remedial efforts, if applicable, are probable and the costs can be reasonably estimated. The amount of the liability is based on management's best estimate of undiscounted future costs. Certain recoverable environmental costs related to the removal of underground storage tanks or related contamination are capitalized and amortized over the estimated useful lives of the properties. These costs improve the safety or efficiency of the property or are incurred in preparing the property for sale.

Income Taxes
Income Taxes
AMERCO files a consolidated tax return with all of its legal subsidiaries. In accordance with ASC 740 - Income Taxes (“ASC 740”), the provision for income taxes reflects deferred income taxes resulting from changes in temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income (loss) consists of net earnings, foreign currency translation adjustments, unrealized gains and losses on investments, the change in fair value of cash flow hedges and the change in postretirement benefit obligation.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, an amendment to FASB ASC Topic 220. The update requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This ASU is effective prospectively for the Company's fiscal years, and interim periods within those years beginning after December 15, 2012. We do not believe the adoption of this will have a material impact on our financial statements.

Adoption of New Accounting Pronouncements
Adoption of New Accounting Pronouncements
In October 2010, the FASB issued ASU 2010-26, Financial Services - Insurance (Topic 944) (“ASU 2010-26”) which amended FASB ASC 944-30 to provide further guidance regarding the capitalization of costs relating to the acquisition or renewal of insurance contracts. Specifically, only qualifying costs associated with successful contract acquisitions are permitted to be deferred. We adopted ASU 2010-26 in the first quarter of fiscal 2013 and it resulted in a $1.7 million reduction in beginning retained earnings on our financial statements.
In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) (“ASU 2011-04”). This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. We adopted ASU 2011-04 in the first quarter of fiscal 2013 and it did not have a material impact on our financial statements.
In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Others (Topic 350) (“ASU 2012-02”) which allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test of an indefinite-lived intangible asset.  Per the terms of ASU 2012-02, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. We adopted ASU 2012-02 in the third quarter of fiscal 2013 and it did not have a material impact on our financial statements.
From time to time, new accounting pronouncements are issued by the FASB or the SEC that are adopted by the Company as of the specified effective date. Unless otherwise discussed, these ASU's entail technical corrections to existing guidance or affect guidance related to specialized industries or entities and therefore will have minimal, if any, impact on our financial position or results of operations upon adoption.

Inventories, Net (Table Text Block)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventories, net
Inventories, net
Inventories, net were as follows:
	March 31,
	2013	2012
	(In thousands)
Truck and trailer parts and accessories (a)	$51,247	$52,973
Hitches and towing components (b)	14,574	13,877
Moving supplies and propane (b)	6,979	7,156
Subtotal	72,800	74,006
Less: LIFO reserves	(14,693)	(14,541)
Less: excess and obsolete reserves	(1,711)	(730)
Total	$56,396	$58,735

(a) Primarily held for internal usage, including equipment manufacturing and repair
(b) Primarily held for retail sales

Inventories consist primarily of truck and trailer parts and accessories used to manufacture and repair rental equipment as well as products and accessories available for retail sale. Inventory is held at our owned locations; our independent dealers do not hold any of our inventory.
Inventory cost is primarily determined using the last-in first-out method (“LIFO”). Inventories valued using LIFO consisted of approximately 96% of the total inventories for March 31, 2013 and 2012. Had we utilized the first-in first-out method (“FIFO”), stated inventory balances would have been $14.7 million and $14.5 million higher at March 31, 2013 and 2012, respectively. In fiscal 2013, the positive effect on income due to liquidation of a portion of the LIFO inventory was $0.1 million.

Reinsurance Recoverables and Trade Receivables, Net (Table Text Block)	12 Months Ended
Mar. 31, 2013
Reinsurance Recoverables and Trade Receivables, Net [Abstract]
Reinsurance Recoverables and Trade Receivables, Net
Reinsurance recoverables and trade receivables, net were as follows:
	March 31,
	2013	2012
	(In thousands)
Reinsurance recoverable	$186,533	$240,824
Trade accounts receivable	43,413	37,323
Paid losses recoverable	1,677	1,124
Accrued investment income	13,210	9,911
Premiums and agents' balances	2,813	1,717
Independent dealer receivable	334	402
Other receivable	14,803	7,801
	262,783	299,102
Less: Allowance for doubtful accounts	(994)	(1,128)
	$261,789	$297,974

Available-for-Sale Investments (Table Text Block)	12 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Available-for-Sale Investments
Available-for-sale investments at March 31, 2013 were as follows:
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses More than 12 Months	Gross Unrealized Losses Less than 12 Months	Estimated Market Value
	(In thousands)
U.S. treasury securities and government obligations	$24,518	$2,749	$(3)$	(3)$	27,261
U.S. government agency mortgage-backed securities	44,934	4,027	(7)	(73)	48,881
Obligations of states and political subdivisions	154,692	16,056	(2)	(292)	170,454
Corporate securities	729,677	51,596	(373)	(2,265)	778,635
Mortgage-backed securities	6,730	282	(27)	-	6,985
Redeemable preferred stocks	23,705	751	(214)	(30)	24,212
Common stocks	43,729	273	(4,685)	(407)	38,910
	$1,027,985	$75,734	$(5,311)$	(3,070)$	1,095,338
Available-for-sale investments at March 31, 2012 were as follows:
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses More than 12 Months	Gross Unrealized Losses Less than 12 Months	Estimated Market Value
	(In thousands)
U.S. treasury securities and government obligations	$29,152	$2,964	$(18)$	(9)$	32,089
U.S. government agency mortgage-backed securities	48,938	4,866	(1)	(7)	53,796
Obligations of states and political subdivisions	142,824	9,435	-	(147)	152,112
Corporate securities	445,433	33,350	(619)	(2,236)	475,928
Mortgage-backed securities	11,572	282	(38)	(5)	11,811
Redeemable preferred stocks	24,370	1,066	(1,627)	(632)	23,177
Common stocks	27,736	37	(9,720)	(174)	17,879
	$730,025	$52,000	$(12,023)$	(3,210)$	766,792
The tables above include gross unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.
We sold available-for-sale securities with a fair value of $165.1 million, $141.1 million and $134.7 million in fiscal 2013, 2012 and 2011, respectively. The gross realized gains on these sales totaled $9.5 million, $5.9 million and $2.0 million in fiscal 2013, 2012 and 2011, respectively. We realized gross losses on these sales of $0.7 million, $0.2 million and $0.2 million in fiscal 2013, 2012 and 2011, respectively.
The unrealized losses of more than twelve months in the tables above are considered temporary declines. The majority of this unrealized loss is related to our long term investments in 1.8 million shares of Bank of America common stock. We track each investment with an unrealized loss and evaluate them on an individual basis for other-than-temporary impairments including obtaining corroborating opinions from third party sources, performing trend analysis and reviewing management's future plans. Certain of these investments may have declines determined by management to be other-than-temporary and we recognized these write-downs through earnings. We recognized other-than-temporary impairments of $0.1 million and $0.8 million in fiscal 2012 and 2011, respectively. There were no write downs in fiscal 2013.

Other-than-Temporary Impairment Not Previously Recognized (Table Text Block)	12 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Credit Losses Recognized in Earnings
Credit losses recognized in earnings for which a portion of an other-than-temporary impairment was recognized in other comprehensive income were as follows:
Credit Loss
(In thousands)
Balance at March 31, 2012	$552
Additions:
Other-than-temporary impairment not previously recognized	-
Balance at March 31, 2013	$552

Adjusted Cost and Estimated Market Value Available-for-Sale Investment (Table Text Block)	12 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Adjusted Cost and Estimated Market Value of Available-for-sale Investments
The adjusted cost and estimated market value of available-for-sale investments at March 31, 2013 and 2012, respectively, by contractual maturity, were as follows:
	March 31, 2013		March 31, 2012
	Amortized Cost	Estimated Market Value	Amortized Cost	Estimated Market Value
	(In thousands)
Due in one year or less	$43,658	$44,333	$40,219	$40,688
Due after one year through five years	180,448	191,930	157,444	165,852
Due after five years through ten years	281,546	302,188	176,694	188,225
Due after ten years	448,169	486,780	291,990	319,160
	953,821	1,025,231	666,347	713,925

Mortgage backed securities	6,730	6,985	11,572	11,811
Redeemable preferred stocks	23,705	24,212	24,370	23,177
Equity securities	43,729	38,910	27,736	17,879
	$1,027,985	$1,095,338	$730,025	$766,792

Investments, Other (Table Text Block)	12 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Carrying Value of Other Investments
The carrying value of other investments was as follows:
	March 31,
	2013	2012
	(In thousands)
Mortgage loans, net	$156,934	$166,249
Short-term investments	43,574	50,239
Real estate	20,406	20,032
Policy loans	16,460	15,677
Other equity investments	4,391	6,354
	$241,765	$258,551

Mortgage loans are carried at the unpaid balance, less an allowance for probable losses and any unamortized premium or discount. The allowance for probable losses was $0.4 million as of March 31, 2013 and 2012. The estimated fair value of these loans as of March 31, 2013 and 2012 approximated the carrying value. These loans represent first lien mortgages held by us.
Short-term investments consist primarily of investments in money market funds, mutual funds and any other investments with short-term characteristics that have original maturities of less than one year at acquisition. These investments are recorded at cost, which approximates fair value.
Real estate obtained through foreclosure and held for sale is carried at the lower of fair value at time of foreclosure or current estimated fair value less cost to sell. Other equity investments are carried at cost and assessed for impairment.
Insurance policy loans are carried at their unpaid balance.

Other Assets (Table Text Block)	12 Months Ended
Mar. 31, 2013
Other Assets [Abstract]
Other Assets
Other assets were as follows:
	March 31,
	2013	2012
	(In thousands)
Deposits (debt-related)	$41,153	$61,154
Cash surrender value of life insurance policies	30,769	29,785
Excess of loss reinsurance recoverable	15,000	15,000
Deferred charges	8,661	10,647
Other	4,403	3,939
	$99,986	$120,525

Net Investment and Interest Income (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Net Investment and Interest Income
Net investment and interest income, were as follows:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Fixed maturities	$50,696	$41,439	$32,782
Real estate	380	81	361
Insurance policy loans	1,126	489	259
Mortgage loans	17,952	7,002	5,249
Short-term, amounts held by ceding reinsurers, net and other investments	367	1,084	749
Investment income	70,521	50,095	39,400
Less: investment expenses	(1,375)	(1,338)	(1,269)
Investment income - Related party	13,757	24,795	24,614
Net investment and interest income	$82,903	$73,552	$62,745

Long-term Debt Borrowings (Table Text Block)	12 Months Ended
Mar. 31, 2013
Debt Instruments [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt was as follows:
			March 31,
	2013 Rate (a)	Maturities	2013	2012
			(In thousands)
Real estate loan (amortizing term)	6.93%	2018	$235,000	$245,000
Real estate loan (revolving credit)	-	2018	-	-
Real estate loan (amortizing term)	2.10%	2016	24,630	25,451
Real estate loan (revolving credit)	-	2014	-	23,920
Senior mortgages	4.90% - 5.75%	2015 - 2038	556,522	459,822
Working capital loan (revolving credit)	-	2015	-	-
Fleet loans (amortizing term)	1.75% - 6.92%	2013 - 2020	361,079	384,888
Fleet loan (securitization)	4.90% - 5.56%	2014 - 2017	190,801	228,655
Capital leases (rental equipment)	2.37% - 9.57%	2015 - 2020	273,458	110,256
Other obligations	3.00% - 8.00%	2013 - 2043	20,355	8,219
Total notes, loans and leases payable			$1,661,845	$1,486,211

(a) Interest rate as of March 31, 2013, including the effect of applicable hedging instruments

Annual Maturities of Notes, Loans and Leases Payable (Table Text Block)	12 Months Ended
Mar. 31, 2013
Debt Instruments [Abstract]
Annual Maturities of Notes, Loans and Leases Payable
The annual maturities of long-term debt as of March 31, 2013 for the next five years and thereafter are as follows:
	March 31,
	2014	2015	2016	2017	2018	Thereafter
	(In thousands)
Notes, loans and leases payable, secured	$226,944	$110,659	$522,455	$286,445	$169,025	$346,317

Components of Interest Expense (Table Text Block)	12 Months Ended
Mar. 31, 2013
Interest Expense, Borrowings [Abstract]
Interest Expense
Interest Expense
Components of interest expense include the following:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Interest expense	$66,159	$63,523	$60,701
Capitalized interest	(415)	(221)	(425)
Amortization of transaction costs	4,133	4,428	4,249
Interest expense resulting from derivatives	20,819	22,641	23,856
Total interest expense	$90,696	$90,371	$88,381

Interest paid in cash, including payments related to derivative contracts, amounted to $84.6 million, $87.0 million and $84.7 million for fiscal 2013, 2012 and 2011, respectively.

Interest Rates and Company Borrowings (Table Text Block)	12 Months Ended
Mar. 31, 2013
Line of Credit Facility [Abstract]
Interest Rate
Interest rates and our borrowings were as follows:
	Revolving Credit Activity
	Years Ended March 31,
	2013	2012	2011
	(In thousands, except interest rates)
Weighted average interest rate during the year	1.25%	1.73%	1.75%
Interest rate at year end	0.00%	1.74%	0.00%
Maximum amount outstanding during the year	$48,920	$38,920	$111,000
Average amount outstanding during the year	$18,707	$24,494	$36,942
Facility fees	$449	$521	$227

Derivative Instruments (Table Text Block)	12 Months Ended
Mar. 31, 2013
Derivative Instrument Detail [Abstract]
Derivatives
Original variable rate debt and lease amount		Agreement Date	Effective Date	Expiration Date	Designated cash flow hedge date
(In millions)
$50.0		6/21/2006	7/10/2006	7/10/2013	6/9/2006
300.0		8/16/2006	8/18/2006	8/10/2018	8/4/2006
30.0		2/9/2007	2/12/2007	2/10/2014	2/9/2007
20.0		3/8/2007	3/12/2007	3/10/2014	3/8/2007
20.0		3/8/2007	3/12/2007	3/10/2014	3/8/2007
19.3	(a)	4/8/2008	8/15/2008	6/15/2015	3/31/2008
19.0		8/27/2008	8/29/2008	7/10/2015	4/10/2008
30.0		9/24/2008	9/30/2008	9/10/2015	9/24/2008
15.0	(a)	3/24/2009	3/30/2009	3/30/2016	3/25/2009
14.7	(a)	7/6/2010	8/15/2010	7/15/2017	7/6/2010
25.0	(a)	4/26/2011	6/1/2011	6/1/2018	7/1/2011
50.0	(a)	7/29/2011	8/15/2011	8/15/2018	7/29/2011
20.0	(a)	8/3/2011	9/12/2011	9/10/2018	8/3/2011
15.1	(b)	3/27/2012	3/28/2012	3/28/2019	3/26/2012
25.0		4/13/2012	4/16/2012	4/1/2019	4/12/2012
44.3		1/11/2013	1/15/2013	12/15/2019	7/25/2012

(a) forward swap
(b) operating lease

As of March 31, 2013, the total notional amount of our variable interest rate swaps on debt and an operating lease was $450.1 million and $13.7 million, respectively.

Liability Derivatives Interest Rate Contracts Designated as Hedging Instrument (Table Text Block)	12 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Fair Values Located in Accounts Payable and Accrued Expenses in the Balance Sheet
The derivative fair values located in Accounts payable and accrued expenses in the balance sheets were as follows:
	Liability Derivative Fair Value as of
	March 31, 2013	March 31, 2012
	(In thousands)
Interest rate contracts designated as hedging instruments	$51,550	$59,313

Effect of Interest Rate Contracts on Statement of Operations (Table Text Block)	12 Months Ended
Mar. 31, 2013
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Effect of Interest Rate Contracts on the Statement of Operations
	The Effect of Interest Rate
	Contracts on the Statements of Operations
	March 31, 2013		March 31, 2012
	(In thousands)
Loss recognized in income on interest rate contracts	$20,819		$22,641
(Gain) loss recognized in AOCI on interest rate contracts (effective portion)	$(9,405	)$	9,179
Loss reclassified from AOCI into income (effective portion)	$19,178		$23,559
(Gain) loss recognized in income on interest rate contracts (ineffective portion and amount excluded from effectiveness testing)	$1,641		$(918)

Gains or losses recognized in income on derivatives are recorded as interest expense in the statement of operations. At March 31, 2013, we expect to reclassify $16.3 million of net losses on interest rate contracts from accumulated other comprehensive income to earnings that will offset interest payments over the next twelve months. Please see Note 3, Accounting Policies in the Notes to Consolidated Financial Statements.

Provision for Taxes (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Provision For Taxes
Note 14.  Provision for Taxes
Earnings before taxes and the provision for taxes consisted of the following:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Pretax earnings:
U.S.	$389,342	$302,748	$270,695
Non-U.S.	19,145	22,888	18,619
Total pretax earnings	$408,487	$325,636	$289,314

Current provision (benefit)
Federal	$116,788	$10,899	$14,784
State	12,199	5,514	7,475
Non-U.S.	3,344	4,786	3,861
	132,331	21,199	26,120
Deferred provision (benefit)
Federal	8,466	89,327	70,653
State	1,458	8,310	7,300
Non-U.S.	1,524	1,433	1,666
	11,448	99,070	79,619

Provision for income tax expense	$143,779	$120,269	$105,739

Income taxes paid (net of income tax refunds received)	$144,682	$10,739	$14,265

Effective Income Tax Rate Reconciliation (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The difference between the tax provision at the statutory federal income tax rate and the tax provision attributable to income before taxes was as follows:
	Years Ended March 31,
	2013	2012	2011
	(In percentages)
Statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (reduction) in rate resulting from:
State taxes, net of federal benefit	2.08%	2.70%	3.24%
Foreign rate differential	(0.45)%	(0.55)%	(0.34)%
Federal tax credits	(0.51)%	(0.21)%	(0.18)%
Interest on deferred tax	0.00%	0.12%	0.13%
Dividend received deduction	(0.03)%	(0.06)%	(0.08)%
Other	(0.89)%	(0.07)%	(1.22)%
Actual tax expense of operations	35.20%	36.93%	36.55%

Deferred Tax Assets and Liabilities (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Components of Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities were as follows:
	March 31,
	2013	2012
	(In thousands)
Deferred tax assets:
Net operating loss and credit carry forwards	$2,007	$3,080
Accrued expenses	153,807	126,361
Policy benefit and losses, claims and loss expenses payable, net	24,137	15,493
Unrealized losses	-	6,649
Other	454	-
Total deferred tax assets	$180,405	$151,583

Deferred tax liabilities:
Property, plant and equipment	$552,548	$519,409
Deferred policy acquisition costs	12,270	2,838
Unrealized gains	9,245	-
Other	-	328
Total deferred tax liabilities	574,063	522,575
Net deferred tax liability	$393,658	$370,992

The net operating loss and credit carry-forwards in the above table are primarily attributable to $14.7 million of state net operating losses that will begin to expire March 31, 2014 if not utilized.

Reconciliation of Total Amounts of Unrecognized Tax Benefits (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Reconciliation of Total Amounts of Unrecognized Tax Benefits
ASC 740 prescribes a minimum recognition and measurement methodology that a tax position is required to meet before being recognized in the financial statements. The total amount of unrecognized tax benefits at April 1, 2012 was $11.8 million. This entire amount of unrecognized tax benefits if resolved in our favor, would favorably impact our effective tax rate. During the current year we recorded tax expense (net of settlements), resulting from uncertain tax positions in the amount of $2.1 million. At March 31, 2013, the amount of unrecognized tax benefits and the amount that would favorably affect our effective tax rate was $13.9 million.
A reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the period are as follows:
Unrecognized Tax Benefits
(In thousands)

Unrecognized tax benefits as of March 31, 2012	$11,780
Additions based on tax positions related to the current year	2,163
Reductions for tax positions of prior years	-
Settlements	(81)
Unrecognized tax benefits as of March 31, 2013	$13,862
We recognize interest related to unrecognized tax benefits as interest expense, and penalties as operating expenses. At April 1, 2012, the amount of interest and penalties accrued on unrecognized tax benefits was $4.0 million, net of tax. During the current year we recorded expense from interest in the amount of $0.3 million, net of tax. At March 31, 2013, the amount of interest and penalties accrued on unrecognized tax benefits was $4.3 million, net of tax.
We file income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With some exceptions, we are no longer subject to audit for years prior to the fiscal year ended March 31, 2010. No provision was made for U.S. taxes payable on undistributed foreign earnings since these amounts are permanently reinvested.

Summary of Financing Arrangements to Leveraged ESOP Debt (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Summary Of Financing Arrangements for Leveraged ESOP Debt
ESOP Plan
We sponsor a leveraged ESOP that generally covers all employees with one year or more of service. The ESOP shares initially were pledged as collateral for its debt which was originally funded by U-Haul. As the debt is repaid, shares are released from collateral and allocated to active employees, based on the proportion of debt service paid in the year. When shares are scheduled to be released from collateral, prorated over the year, we report compensation expense equal to the current market price of the shares scheduled to be released, and the shares become outstanding for earnings per share computations. ESOP compensation expense was $5.0 million, $4.4 million and $3.9 million for fiscal 2013, 2012 and 2011, respectively. Listed below is a summary of these financing arrangements as of fiscal year-end:
	Outstanding as of	Interest Payments
Financing Date	March 31, 2013	2013	2012	2011
	(In thousands)
June, 1991	$2,169	$250	$299	$386
March, 1999	-	-	-	-
February, 2000	-	-	-	6
April, 2001	-	-	5	9
July, 2009	632	35	15	5

Shares Held by the ESOP Plan (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Shares Held by the ESOP Plan
Shares are released from collateral and allocated to active employees based on the proportion of debt service paid in the plan year. Contributions to the Plan Trust during fiscal 2013, 2012 and 2011 were $1.7 million, $2.0 million and $2.1 million, respectively.
Shares held by the Plan were as follows:
	Years Ended March 31,
	2013	2012
	(In thousands)
Allocated shares	1,374	1,372
Unreleased shares	76	124
Fair value of unreleased shares	$13,218	$12,841

The fair value of unreleased shares issued prior to 1992 is defined as the historical cost of such shares. The fair value of unreleased shares issued subsequent to December 31, 1992 is defined as the trading value of such shares as of March 31, 2013 and March 31, 2012, respectively.

Post Retirement Benefit Cost (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Components of Net Periodic Post Retirement Benefit Cost
Post Retirement and Post Employment Benefits
We provide medical and life insurance benefits to its eligible employees and their dependents upon retirement from the Company. The retirees must have attained age sixty-five and earned twenty years of full-time service upon retirement for coverage under the medical plan. The medical benefits are capped at a $20,000 lifetime maximum per covered person. The benefits are coordinated with Medicare and any other medical policies in force. Retirees who have attained age sixty-five and earned at least ten years of full-time service upon retirement from the Company are entitled to group term life insurance benefits. The life insurance benefit is $2,000 plus $100 for each year of employment over ten years. The plan is not funded and claims are paid as they are incurred. We use a March 31 measurement date for our post retirement benefit disclosures.
The components of net periodic post retirement benefit cost were as follows:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Service cost for benefits earned during the period	$622	$515	$462
Interest cost on accumulated postretirement benefit	554	568	567
Other components	4	(16)	(39)
Net periodic postretirement benefit cost	$1,180	$1,067	$990

Post Retirement Benefit Liability (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Components of Post Retirement Benefit Liabilities
The fiscal 2013 and fiscal 2012 post retirement benefit liability included the following components:
	Years Ended March 31,
	2013	2012
	(In thousands)
Beginning of year	$12,493	$11,103
Service cost for benefits earned during the period	622	515
Interest cost on accumulated post retirement benefit	554	568
Net benefit payments and expense	(271)	(369)
Actuarial loss	978	676
Accumulated postretirement benefit obligation	14,376	12,493

Current liabilities	493	503
Non-current liabilities	13,883	11,990

Total post retirement benefit liability recognized in statement of financial position	14,376	12,493
Components included in accumulated other comprehensive income:
Unrecognized net gain	205	1,179
Cumulative net periodic benefit cost (in excess of employer contribution)	$14,581	$13,672

Discount Rate Assumptions for Postretirement Benefit Obligation (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Discount Rate Assumptions for Accumulated Postretirement Benefit Obligations
The discount rate assumptions in computing the information above were as follows:
	Years Ended March 31,
	2013	2012	2011
	(In percentages)
Accumulated postretirement benefit obligation	3.77%	4.17%	5.00%

In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 became law. Amounts shown on the previous page include the effect of the subsidy. The discount rate represents the expected yield on a portfolio of high grade (AA to AAA rated or equivalent) fixed income investments with cash flow streams sufficient to satisfy benefit obligations under the plan when due. Fluctuations in the discount rate assumptions primarily reflect changes in U.S. interest rates. The assumed health care cost trend rate used to measure the accumulated postretirement benefit obligation as of the end of fiscal 2013 was 7.8% in the initial year and was projected to decline annually to an ultimate rate of 4.5% in fiscal 2029. The assumed health care cost trend rate used to measure the accumulated postretirement benefit obligation as of the end of fiscal 2012 (and used to measure the fiscal 2013 net periodic benefit cost) was 8.1% in the initial year and was projected to decline annually to an ultimate rate of 4.5% in fiscal 2029.
If the estimated health care cost trend rate assumptions were increased by one percent, the accumulated post retirement benefit obligation as of fiscal year-end would increase by $183,633 and the total of the service cost and interest cost components would increase by $15,182. A decrease in the estimated health care cost trend rate assumption of one percent would decrease the accumulated post retirement benefit obligation as of fiscal year-end by $205,342 and the total of the service cost and interest cost components would decrease by $17,098.
Post employment benefits provided by us, other than upon retirement, are not material.

Future Net Payments Expected for Post Employee Benefit Obligations (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Future Net Benefit Payments Expected for Post Employee Benefit Obligations	Future net benefit payments are expected as follows:
Future Net Benefit Payments
(In thousands)
Year-ended:
2014	$493
2015	580
2016	682
2017	807
2018	940
2019 through 2023	6,974
Total	$10,476

Financial Instruments within the Fair Value Hierarchy (Table Text Block)	12 Months Ended
Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair values of cash equivalents approximate carrying value due to the short period of time to maturity. Fair values of short term investments, investments available-for-sale, long term investments, mortgage loans and notes on real estate, and interest rate swap contracts are based on quoted market prices, dealer quotes or discounted cash flows. Fair values of trade receivables approximate their recorded value.
Our financial instruments that are exposed to concentrations of credit risk consist primarily of temporary cash investments, trade receivables, reinsurance recoverables and notes receivable. Limited credit risk exists on trade receivables due to the diversity of our customer base and their dispersion across broad geographic markets. We place our temporary cash investments with financial institutions and limits the amount of credit exposure to any one financial institution.
We have mortgage receivables, which potentially expose us to credit risk. The portfolio of notes is principally collateralized by self-storage facilities and commercial properties. We have not experienced any material losses related to the notes from individual or groups of notes in any particular industry or geographic area. The estimated fair values were determined using the discounted cash flow method and using interest rates currently offered for similar loans to borrowers with similar credit ratings.
The carrying amount of long term debt and short term borrowings are estimated to approximate fair value as the actual interest rate is consistent with the rate estimated to be currently available for debt of similar term and remaining maturity.
Other investments including short term investments are substantially current or bear reasonable interest rates. As a result, the carrying values of these financial instruments approximate fair value.
Assets and liabilities are recorded at fair value on the condensed consolidated balance sheets and are measured and classified based upon a three tiered approach to valuation. ASC 820 - Fair Value Measurements and Disclosures (“ASC 820”) requires that financial assets and liabilities recorded at fair value be classified and disclosed in one of the following three categories:
Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 - Quoted prices for identical or similar financial instruments in markets that are not considered to be active, or similar financial instruments for which all significant inputs are observable, either directly or indirectly, or inputs other than quoted prices that are observable, or inputs that are derived principally from or corroborated by observable market data through correlation or other means;
Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and are unobservable. These reflect management's assumptions about the assumptions a market participant would use in pricing the asset or liability.
A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following table represents the financial assets and liabilities on the condensed consolidated balance sheet at March 31, 2013, that are subject to ASC 820 and the valuation approach applied to each of these items.
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets
Short-term investments	$434,175	$434,175	$-	$-
Fixed maturities - available for sale	1,032,215	951,598	79,437	1,180
Preferred stock	24,212	24,212	-	-
Common stock	38,911	38,911	-	-
Derivatives	1,165	-	1,165	-
Total	$1,530,678	$1,448,896	$80,602	$1,180

Liabilities
Guaranteed residual values of TRAC leases	$-	$-	$-	$-
Derivatives	51,550	-	51,550	-
Other obligations	-	-	-	-
Total	$51,550	$-	$51,550	$-
Our fair value measurements take place at the end of each quarter. At the end of the first quarter of fiscal 2013, we transferred $2.3 million of fixed maturities - available for sale from Level 1 to Level 2 due to a reduction in the pricing source available.

Significant Unobservable Input (Level 3) Fair Value Measurements (Table Text Block)	12 Months Ended
Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables represent the fair value measurements for our assets at March 31, 2013 using significant unobservable inputs (Level 3).
Fixed Maturities - Asset Backed Securities
(In thousands)
Balance at March 31, 2012	$1,205

Fixed Maturities - Asset Backed Securities - redemption	(43)
Fixed Maturities - Asset Backed Securities - gain (realized)	18
Balance at March 31, 2013	$1,180

Reinsurance and Policy Benefits and Losses, Claims and Loss Expenses Payable (Table Text Block)	12 Months Ended
Mar. 31, 2013
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Reinsurance and Policy Benefits and Losses, Claims and Loss Expenses Payable
During their normal course of business, our insurance subsidiaries assume and cede reinsurance on both a coinsurance and a risk premium basis. They also obtain reinsurance for that portion of risks exceeding their retention limits. The maximum amount of life insurance retained on any one life is $110,000.
	Direct Amount (a)	Ceded to Other Companies	Assumed from Other Companies	Net Amount (a)	Percentage of Amount Assumed to Net
	(In thousands)
Year ended December 31, 2012
Life insurance in force	$811,035	$16,471	$1,083,550	$1,878,114	58%
Premiums earned:
Life	$52,751	$2,685	$13,640	$63,706	21%
Accident and health	106,266	454	3,409	109,221	3%
Annuity	6,095	1,208	301	5,188	6%
Property and casualty	31,537	-	2,805	34,342	8%
Total	$196,649	$4,347	$20,155	$212,457

Year ended December 31, 2011
Life insurance in force	$761,070	$14,868	$1,142,247	$1,888,449	60%
Premiums earned:
Life	$63,396	$6,909	$94,982	$151,469	63%
Accident and health	115,599	503	3,635	118,731	3%
Annuity	9,049	1,920	233	7,362	3%
Property and casualty	30,145	-	2,486	32,631	8%
Total	$218,189	$9,332	$101,336	$310,193

Year ended December 31, 2010
Life insurance in force	$668,740	$3,567	$884,932	$1,550,105	57%
Premiums earned:
Life	$77,721	$-	$37,300	$115,021	32%
Accident and health	88,441	575	3,815	91,681	4%
Annuity	-	-	290	290	100%
Property and casualty	28,179	68	2,593	30,704	8%
Total	$194,341	$643	$43,998	$237,696
 (a)      Balances are reported net of inter-segment transactions.
To the extent that a reinsurer is unable to meet its obligation under the related reinsurance agreements, Repwest would remain liable for the unpaid losses and loss expenses. Pursuant to certain of these agreements, Repwest holds letters of credit at year end in the amount of $0.6 million from re-insurers and has issued letters of credit in the amount of $5.3 million in favor of certain ceding companies.

Policy Benefits and Losses, Claims and Loss Expenses Payable for Property and Casualty Insurance (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Policy Benefits and Losses, Claims and Loss Expenses Payable for Property and Casualty Insurance
Policy benefits and losses, claims and loss expenses payable for our Property and Casualty Insurance operating segment were as follows:
	Years Ended December 31,
	2012	2011
	(In thousands)
Unpaid losses and loss adjustment expense	$330,093	$382,328
Reinsurance losses payable	91	611
Total	$330,184	$382,939

Activity in the Liability for Unpaid Losses and Loss Adjustment Expenses for Property and Casualty Insurance (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Activity in the Liability for Unpaid Losses and Loss Adjustment Expenses for Property and Casualty Insurance
Activity in the liability for unpaid losses and loss adjustment expenses for our Property and Casualty Insurance operating segment is summarized as follows:
	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Balance at January 1	$382,328	$276,355	$271,677
Less: reinsurance recoverable	223,865	167,315	162,711
Net balance at January 1	158,463	109,040	108,966
Incurred related to:
Current year	8,962	9,297	9,453
Prior years	7,036	56,445	7,832
Total incurred	15,998	65,742	17,285
Paid related to:
Current year	4,405	5,049	4,971
Prior years	16,402	11,270	12,240
Total paid	20,807	16,319	17,211
Net balance at December 31	153,654	158,463	109,040
Plus: reinsurance recoverable	176,439	223,865	167,315
Balance at December 31	$330,093	$382,328	$276,355

The liability for incurred losses and loss adjustment expenses (net of reinsurance recoverable of $176.4 million) decreased by $4.8 million in 2012.

Lease Expense (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Lease Expenses
We lease a portion of our rental equipment and certain of our facilities under operating leases with terms that expire at various dates substantially through 2019. As of March 31, 2013, AMERCO has guaranteed $117.9 million of residual values for these rental equipment assets at the end of the respective lease terms. Certain leases contain renewal and fair market value purchase options as well as mileage and other restrictions. At the expiration of the lease, we have the option to renew the lease, purchase the asset for fair market value, or sell the asset to a third party on behalf of the lessor. AMERCO has been leasing equipment since 1987 and has experienced no material losses relating to these types of residual value guarantees.
Lease expenses were as follows:
	Years Ended March 31,
	2012	2011	2010
	(In thousands)
Lease expense	$117,448	$131,215	$150,809

Lease Commitments for Leases having Terms of More than One Year (Table Text Block)	12 Months Ended
Mar. 31, 2013
Leases, Operating [Abstract]
Lease Commitments for Leases having Terms of More than One Year
Lease commitments for leases having terms of more than one year were as follows:
	Property, Plant and Equipment	Rental Equipment	Total
	(In thousands)
Year-ended March 31:
2014	$13,691	$83,667	$97,358
2015	3,121	60,216	63,337
2016	940	32,455	33,395
2017	838	14,530	15,368
2018	663	11,061	11,724
Thereafter	5,051	10,376	15,427
Total	$24,304	$212,305	$236,609

Related Party Revenues (Table Text Block)	12 Months Ended
Mar. 31, 2013
Related Party Revenue [Abstract]
Related Party Revenue
Management believes that the sale of self-storage properties to SAC Holdings has provided a unique structure for us to earn moving equipment rental revenues and property management fee revenues from the SAC Holdings self-storage properties that we manage.
Related Party Revenues
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
U-Haul interest income revenue from SAC Holdings	$8,373	$19,364	$19,163
U-Haul interest income revenue from Private Mini	5,383	5,431	5,451
U-Haul management fee revenue from SAC Holdings	18,732	18,306	16,873
U-Haul management fee revenue from Private Mini	2,305	2,226	2,174
U-Haul management fee revenue from Mercury	3,342	2,734	3,085
	$38,135	$48,061	$46,746

During fiscal 2013, subsidiaries of the Company held various junior unsecured notes of SAC Holdings. Substantially all of the equity interest of SAC Holdings is controlled by Blackwater Investments, Inc. (“Blackwater”). Blackwater is wholly-owned by Mark V. Shoen, a significant shareholder of AMERCO. We do not have an equity ownership interest in SAC Holdings. We received cash interest payments of $12.6 million, $17.8 million and $15.8 million, from SAC Holdings during fiscal 2013, 2012 and 2011, respectively. The largest aggregate amount of notes receivable outstanding during fiscal 2013 was $195.4 million and the aggregate notes receivable balance at March 31, 2013 was $72.4 million. In accordance with the terms of these notes, SAC Holdings may prepay the notes without penalty or premium at any time. The scheduled maturities of these notes are between 2017 and 2019. During the first quarter of fiscal 2013, we received $127.3 million in repayments on the notes and interest receivables.
During fiscal 2013, AMERCO and U-Haul held various junior notes issued by Private Mini Storage Realty, L.P. (“Private Mini”). The equity interests of Private Mini are ultimately controlled by Blackwater. We received cash interest payments of $5.4 million, $5.4 million and $5.5 million, from Private Mini during fiscal 2013, 2012 and 2011, respectively. The largest aggregate amount outstanding during fiscal 2013 was $66.3 million and the aggregate notes receivable balance at March 31, 2013 was $65.9 million.
We currently manage the self-storage properties owned or leased by SAC Holdings, Mercury Partners, L.P. (“Mercury”), Four SAC Self-Storage Corporation (“4 SAC”), Five SAC Self-Storage Corporation (“5 SAC”), Galaxy Investments, L.P. (“Galaxy”) and Private Mini pursuant to a standard form of management agreement, under which we receive a management fee of between 4% and 10% of the gross receipts plus reimbursement for certain expenses. We received management fees, exclusive of reimbursed expenses, of $23.7 million, $22.5 million and $22.0 million from the above mentioned entities during fiscal 2013, 2012 and 2011, respectively. This management fee is consistent with the fee received for other properties we previously managed for third parties. SAC Holdings, 4 SAC, 5 SAC, Galaxy and Private Mini are substantially controlled by Blackwater. Mercury is substantially controlled by Mark V. Shoen.  James P. Shoen, a significant stockholder and director of AMERCO and an estate planning trust benefitting the Shoen children have an interest in Mercury.

Related Party Costs and Expenses (Table Text Block)	12 Months Ended
Mar. 31, 2013
Related Party Cost and Expense [Abstract]
Related Party Cost and Expense
Related Party Costs and Expenses
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
U-Haul lease expenses to SAC Holdings	$2,626	$2,430	$2,491
U-Haul commission expenses to SAC Holdings	41,185	39,167	34,858
U-Haul commission expenses to Private Mini	2,650	2,523	2,399
	$46,461	$44,120	$39,748

We lease space for marketing company offices, vehicle repair shops and hitch installation centers from subsidiaries of SAC Holdings, 5 SAC and Galaxy. The terms of the leases are similar to the terms of leases for other properties owned by unrelated parties that are leased to us.
At March 31, 2013, subsidiaries of SAC Holdings, 4 SAC, 5 SAC, Galaxy and Private Mini acted as U-Haul independent dealers. The financial and other terms of the dealership contracts with the aforementioned companies and their subsidiaries are substantially identical to the terms of those with our other independent dealers whereby commissions are paid by us based upon equipment rental revenue.
These agreements and notes with subsidiaries of SAC Holdings, 4 SAC, 5 SAC, Galaxy and Private Mini, excluding Dealer Agreements, provided revenues of $34.8 million, expenses of $2.6 million and cash flows of $159.6 million during fiscal 2013. Revenues and commission expenses related to the Dealer Agreements were $200.3 million and $43.8 million, respectively for fiscal 2013.

Due from Related Party Recap of Assets (Table Text Block)	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Due from Related Party, Recap of Assets
We have not provided financial or other support explicitly or implicitly during the fiscal year ended March 31, 2013 to any of these entities that it was not previously contractually required to provide. In addition, we currently have no plan to provide any financial support to any of these entities in the future. The carrying amount and classification of the assets and liabilities in our balance sheets that relate to our variable interests in the aforementioned entities are as follows, which approximate the maximum exposure to loss as a result of our involvement with these entities:
Related Party Assets
	March 31,
	2013	2012
	(In thousands)
U-Haul notes, receivables and interest from Private Mini	$68,593	$68,798
U-Haul notes receivable from SAC Holdings	72,397	195,426
U-Haul interest receivable from SAC Holdings	14,483	18,667
U-Haul receivable from SAC Holdings	22,336	30,297
U-Haul receivable from Mercury	3,640	3,195
Other (a)	586	(226)
	$182,035	$316,157

 (a) Timing differences for intercompany balances with insurance subsidiaries.

Statutory Financial Information of Insurance Subsidiaries (Table Text Block)	12 Months Ended
Mar. 31, 2013
Insurance [Abstract]
Statutory Financial Information of Insurance Subsidiaries
Applicable laws and regulations of the State of Arizona require Property and Casualty Insurance and Life Insurance to maintain minimum capital and surplus determined in accordance with statutory accounting principles. Audited statutory net income (loss) and statutory capital and surplus for the years ended are listed below:
	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Repwest:
Audited statutory net income (loss)	$16,923	$(37,417)$	6,946
Audited statutory capital and surplus	94,284	77,285	125,102
ARCOA:
Audited statutory net income (loss)	(1,881)	(362)	(773)
Audited statutory capital and surplus	2,201	2,469	2,769
Oxford:
Audited statutory net income	13,936	1,677	4,640
Audited statutory capital and surplus	131,920	129,445	129,173
CFLIC:
Audited statutory net income	8,734	8,513	4,347
Audited statutory capital and surplus	28,042	36,200	32,799
NAI:
Audited statutory net income (loss)	(1,962)	(4,151)	(857)
Audited statutory capital and surplus	9,804	11,564	11,265
DGLIC:*
Audited statutory net income	-	1,828	796
Audited statutory capital and surplus	-	7,276	5,966

* Merged with CFLIC on December 31, 2012.
The amount of dividends that can be paid to shareholders by insurance companies domiciled in the State of Arizona is limited. Any dividend in excess of the limit requires prior regulatory approval. The statutory surplus for Repwest at December 31, 2012 that could be distributed as future dividends was $9.9 million. The statutory surplus for Oxford at December 31, 2012 that could be distributed as future dividends was $13.2 million. Repwest and Oxford did not pay a dividend to AMERCO in fiscal 2013.

Industry Segment and Geographic Area Data (Table Text Block)	12 Months Ended
Mar. 31, 2013
Geographic Areas, Long-Lived Assets [Abstract]
Industry Segment and Geographic Area Data
	United States	Canada	Consolidated
	(All amounts are in thousands U.S. $'s)
Fiscal Year Ended March 31, 2013
Total revenues	$2,409,291	$149,296	$2,558,587
Depreciation and amortization, net of (gains) losses on disposal	247,413	7,959	255,372
Interest expense	90,137	559	90,696
Pretax earnings	389,342	19,145	408,487
Income tax expense	138,911	4,868	143,779
Identifiable assets	5,160,889	145,712	5,306,601

	United States	Canada	Consolidated
	(All amounts are in thousands U.S. $'s)
Fiscal Year Ended March 31, 2012
Total revenues	$2,364,560	$147,467	$2,512,027
Depreciation and amortization, net of (gains) losses on disposal	214,800	7,892	222,692
Interest expense	89,730	641	90,371
Pretax earnings	302,748	22,888	325,636
Income tax expense	114,050	6,219	120,269
Identifiable assets	4,518,772	135,279	4,654,051

	United States	Canada	Consolidated
	(All amounts are in thousands U.S. $'s)
Fiscal Year Ended March 31, 2011
Total revenues	$2,120,597	$130,762	$2,251,359
Depreciation and amortization, net of (gains) losses on disposal	192,328	6,432	198,760
Interest expense	87,717	664	88,381
Pretax earnings	270,695	18,619	289,314
Income tax expense	100,212	5,527	105,739
Identifiable assets	4,061,648	129,785	4,191,433

Consolidated Balance Sheet by Industry Segment (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block Supplement [Abstract]
Consolidated Balance Sheet by Industry Segment
Consolidating balance sheets by industry segment as of March 31, 2013 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Assets:
Cash and cash equivalents	$327,119	$98,926	$1,515	$-		$427,560	$14,120	$22,064	$-		$463,744
Reinsurance recoverables and trade receivables, net	-	43,259	-	-		43,259	186,010	32,520	-		261,789
Inventories, net	-	56,396	-	-		56,396	-	-	-		56,396
Prepaid expenses	22,475	34,956	20	-		57,451	-	-	-		57,451
Investments, fixed maturities and marketable equities	21,228	-	-	-		21,228	160,455	913,655	-		1,095,338
Investments, other	-	100	50,553	-		50,653	65,212	125,900	-		241,765
Deferred policy acquisition costs, net	-	-	-	-		-	-	93,043	-		93,043
Other assets	118	69,671	28,828	-		98,617	1,212	157	-		99,986
Related party assets	1,032,124	127,751	9	(975,683	)(c)	184,201	8,846	514	(11,526	)(c)	182,035
	1,403,064	431,059	80,925	(975,683)		939,365	435,855	1,187,853	(11,526)		2,551,547

Investment in subsidiaries	240,080	(539)	-	140,100	(b)	379,641	-	-	(379,641	)(b)	-

Property, plant and equipment, at cost:
Land	-	81,421	251,807	-		333,228	-	-	-		333,228
Buildings and improvements	-	184,053	1,013,822	-		1,197,875	-	-	-		1,197,875
Furniture and equipment	136	292,621	18,385	-		311,142	-	-	-		311,142
Rental trailers and other rental equipment	-	317,476	-	-		317,476	-	-	-		317,476
Rental trucks	-	2,154,688	-	-		2,154,688	-	-	-		2,154,688
	136	3,030,259	1,284,014	-		4,314,409	-	-	-		4,314,409
Less: Accumulated depreciation	(116)	(1,185,796)	(373,443)	-		(1,559,355)	-	-	-		(1,559,355)
Total property, plant and equipment	20	1,844,463	910,571	-		2,755,054	-	-	-		2,755,054
Total assets	$1,643,164	$2,274,983	$991,496	$(835,583)		$4,074,060	$435,855	$1,187,853	$(391,167)		$5,306,601

(a) Balances as of December 31, 2012
(b) Eliminate investment in subsidiaries
(c) Eliminate intercompany receivables and payables

Consolidating balance sheets by industry segment as of March 31, 2013 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Liabilities:
Accounts payable and accrued expenses	$110	$345,864	$4,378	$-		$350,352	$-	$8,139	$-		$358,491
Notes, loans and leases payable	-	881,766	780,079	-		1,661,845	-	-	-		1,661,845
Policy benefits and losses, claims and loss expenses payable	-	380,824	-	-		380,824	330,184	404,040	-		1,115,048
Liabilities from investment contracts	-	-	-	-		-	-	510,789	-		510,789
Other policyholders' funds and liabilities	-	-	-	-		-	3,157	4,137	-		7,294
Deferred income	-	30,217	-	-		30,217	-	-	-		30,217
Deferred income taxes	412,089	-	-	-		412,089	(36,241)	17,810	-		393,658
Related party liabilities	-	637,909	347,248	(975,683	)(c)	9,474	1,844	208	(11,526	)(c)	-
Total liabilities	412,199	2,276,580	1,131,705	(975,683)		2,844,801	298,944	945,123	(11,526)		4,077,342

Stockholders' equity :
Series preferred stock:
Series A preferred stock	-	-	-	-		-	-	-	-		-
Series B preferred stock	-	-	-	-		-	-	-	-		-
Series A common stock	-	-	-	-		-	-	-	-		-
Common stock	10,497	1	1	(2	)(b)	10,497	3,301	2,500	(5,801	)(b)	10,497
Additional paid-in capital	438,378	121,230	147,941	(269,171	)(b)	438,378	91,120	26,271	(117,601	)(b)	438,168
Accumulated other comprehensive income (loss)	(22,680)	(62,325)	-	62,325	(b)	(22,680)	4,568	37,567	(42,135	)(b)	(22,680)
Retained earnings (deficit)	1,482,420	(58,797)	(288,151)	346,948	(b)	1,482,420	37,922	176,392	(214,104	)(b)	1,482,630
Cost of common shares in treasury, net	(525,653)	-	-	-		(525,653)	-	-	-		(525,653)
Cost of preferred shares in treasury, net	(151,997)	-	-	-		(151,997)	-	-	-		(151,997)
Unearned employee stock ownership plan shares	-	(1,706)	-	-		(1,706)	-	-	-		(1,706)
Total stockholders' equity (deficit)	1,230,965	(1,597)	(140,209)	140,100		1,229,259	136,911	242,730	(379,641)		1,229,259
Total liabilities and stockholders' equity	$1,643,164	$2,274,983	$991,496	$(835,583)		$4,074,060	$435,855	$1,187,853	$(391,167)		$5,306,601

(a) Balances as of December 31, 2012
(b) Eliminate investment in subsidiaries
(c) Eliminate intercompany receivables and payables

Consolidating balance sheets by industry segment as of March 31, 2012 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Assets:
Cash and cash equivalents	$201,502	$106,951	$775	$-		$309,228	$22,542	$25,410	$-		$357,180
Reinsurance recoverables and trade receivables, net	-	37,103	-	-		37,103	231,211	29,660	-		297,974
Inventories, net	-	58,735	-	-		58,735	-	-	-		58,735
Prepaid expenses	9,496	32,051	311	-		41,858	-	-	-		41,858
Investments, fixed maturities and marketable equities	17,028	-	-	-		17,028	132,270	617,494	-		766,792
Investments, other	-	9,880	42,453	-		52,333	74,757	131,461	-		258,551
Deferred policy acquisition costs, net	-	-	-	-		-	-	63,914	-		63,914
Other assets	483	91,761	26,571	-		118,815	1,507	203	-		120,525
Related party assets	1,201,385	261,341	9	(1,144,545	)(c)	318,190	7,542	482	(10,057	)(c)	316,157
	1,429,894	597,822	70,119	(1,144,545)		953,290	469,829	868,624	(10,057)		2,281,686

Investment in subsidiaries	8,168	-	-	331,461	(b)	339,629	-	-	(339,629	)(b)	-

Property, plant and equipment, at cost:
Land	-	67,558	213,582	-		281,140	-	-	-		281,140
Buildings and improvements	-	162,351	924,768	-		1,087,119	-	-	-		1,087,119
Furniture and equipment	138	289,601	18,381	-		308,120	-	-	-		308,120
Rental trailers and other rental equipment	-	255,010	-	-		255,010	-	-	-		255,010
Rental trucks	-	1,856,433	-	-		1,856,433	-	-	-		1,856,433
	138	2,630,953	1,156,731	-		3,787,822	-	-	-		3,787,822
Less: Accumulated depreciation	(115)	(1,056,854)	(358,488)	-		(1,415,457)	-	-	-		(1,415,457)
Total property, plant and equipment	23	1,574,099	798,243	-		2,372,365	-	-	-		2,372,365
Total assets	$1,438,085	$2,171,921	$868,362	$(813,084)		$3,665,284	$469,829	$868,624	$(349,686)		$4,654,051

(a) Balances as of December 31, 2011
(b) Eliminate investment in subsidiaries
(c) Eliminate intercompany receivables and payables

Consolidating balance sheets by industry segment as of March 31, 2012 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)

Liabilities:
Accounts payable and accrued expenses	$1,875	$319,780	$3,611	$-		$325,266	$-	$10,060	$-		$335,326
Notes, loans and leases payable	-	769,497	716,714	-		1,486,211	-	-	-		1,486,211
Policy benefits and losses, claims and loss expenses payable	-	380,140	-	-		380,140	382,939	382,864	-		1,145,943
Liabilities from investment contracts	-	-	-	-		-	-	240,961	-		240,961
Other policyholders' funds and liabilities	-	-	-	-		-	3,438	3,835	-		7,273
Deferred income	-	31,525	-	-		31,525	-	-	-		31,525
Deferred income taxes	397,992	-	-	-		397,992	(41,945)	14,945	-		370,992
Related party liabilities	-	855,016	297,859	(1,144,545	)(c)	8,330	1,555	172	(10,057	)(c)	-
Total liabilities	399,867	2,355,958	1,018,184	(1,144,545)		2,629,464	345,987	652,837	(10,057)		3,618,231
Stockholders' equity:
Series preferred stock:
Series A preferred stock	-	-	-	-		-	-	-	-		-
Series B preferred stock	-	-	-	-		-	-	-	-		-
Series A common stock	-	-	-	-		-	-	-	-		-
Common stock	10,497	540	1	(541	)(b)	10,497	3,301	2,500	(5,801	)(b)	10,497
Additional paid-in capital	433,953	121,230	147,941	(269,171	)(b)	433,953	89,620	26,271	(116,101	)(b)	433,743
Accumulated other comprehensive loss	(45,436)	(66,302)	-	66,302	(b)	(45,436)	2,255	23,888	(26,143	)(b)	(45,436)
Retained earnings (deficit)	1,316,854	(237,107)	(297,764)	534,871	(b)	1,316,854	28,666	163,128	(191,584	)(b)	1,317,064
Cost of common shares in treasury, net	(525,653)	-	-	-		(525,653)	-	-	-		(525,653)
Cost of preferred shares in treasury, net	(151,997)	-	-	-		(151,997)	-	-	-		(151,997)
Unearned employee stock ownership plan shares	-	(2,398)	-	-		(2,398)	-	-	-		(2,398)
Total stockholders' equity (deficit)	1,038,218	(184,037)	(149,822)	331,461		1,035,820	123,842	215,787	(339,629)		1,035,820
Total liabilities and stockholders' equity	$1,438,085	$2,171,921	$868,362	$(813,084)		$3,665,284	$469,829	$868,624	$(349,686)		$4,654,051

(a) Balances as of December 31, 2011
(b) Eliminate investment in subsidiaries
(c) Eliminate intercompany receivables and payables

Consolidated Statement of Operations by Segment (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block Supplement [Abstract]
Consolidated Statement of Operations by Industry Segment
Consolidating statements of operations by industry segment for period ending March 31, 2013 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Revenues:
Self-moving equipment rentals	$-	$1,769,058	$-	$-		$1,769,058	$-	$-	$(1,538	)(c)	$1,767,520
Self-storage revenues	-	151,512	1,148	-		152,660	-	-	-		152,660
Self-moving & self-storage products & service sales	-	221,117	-	-		221,117	-	-	-		221,117
Property management fees	-	24,378	-	-		24,378	-	-	-		24,378
Life insurance premiums	-	-	-	-		-	-	178,115	-		178,115
Property and casualty insurance premiums	-	-	-	-		-	34,342	-	-		34,342
Net investment and interest income	5,248	8,462	4,912	-		18,622	13,858	50,850	(427	)(b)	82,903
Other revenue	81	102,776	88,626	(94,976	)(b)	96,507	-	2,525	(1,480	)(b)	97,552
Total revenues	5,329	2,277,303	94,686	(94,976)		2,282,342	48,200	231,490	(3,445)		2,558,587

Costs and expenses:
Operating expenses	13,611	1,199,550	10,878	(94,976	)(b)	1,129,063	18,007	26,482	(2,984	)(b,c)	1,170,568
Commission expenses	-	228,124	-	-		228,124	-	-	-		228,124
Cost of sales	-	107,216	-	-		107,216	-	-	-		107,216
Benefits and losses	-	-	-	-		-	15,999	164,677	-		180,676
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	17,376	-		17,376
Lease expense	92	117,491	32	-		117,615	-	-	(167	)(b)	117,448
Depreciation, net of (gains) losses on disposals	5	224,407	13,584	-		237,996	-	-	-		237,996
Total costs and expenses	13,708	1,876,788	24,494	(94,976)		1,820,014	34,006	208,535	(3,151)		2,059,404

Earnings (loss) from operations before equity in earnings of subsidiaries	(8,379)	400,515	70,192	-		462,328	14,194	22,955	(294)		499,183

Equity in earnings of subsidiaries	212,164	-	-	(187,923	)(d)	24,241	-	-	(24,241	)(d)	-

Earnings from operations	203,785	400,515	70,192	(187,923)		486,569	14,194	22,955	(24,535)		499,183
Interest income (expense)	91,125	(124,012)	(58,103)	-		(90,990)	-	-	294	(b)	(90,696)
Pretax earnings	294,910	276,503	12,089	(187,923)		395,579	14,194	22,955	(24,241)		408,487
Income tax expense	(30,202)	(96,099)	(4,570)	-		(130,871)	(4,938)	(7,970)	-		(143,779)
Earnings available to common shareholders	$264,708	$180,404	$7,519	$(187,923)		$264,708	$9,256	$14,985	$(24,241)		$264,708
(a) Balances for the year ended December 31, 2012
(b) Eliminate intercompany lease / interest income
(c) Eliminate intercompany premiums
(d) Eliminate equity in earnings of subsidiaries

Consolidating statements of operations by industry segment for period ending March 31, 2012 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Revenues:
Self-moving equipment rentals	$-	$1,679,963	$-	$-		$1,679,963	$-	$-	$(1,707	)(c)	$1,678,256
Self-storage revenues	-	133,070	1,306	-		134,376	-	-	-		134,376
Self-moving & self-storage products & service sales	-	213,854	-	-		213,854	-	-	-		213,854
Property management fees	-	23,266	-	-		23,266	-	-	-		23,266
Life insurance premiums	-	-	-	-		-	-	277,562	-		277,562
Property and casualty insurance premiums	-	-	-	-		-	32,631	-	-		32,631
Net investment and interest income	5,857	20,577	698	-		27,132	9,955	38,127	(1,662	)(b,e)	73,552
Other revenue	228	83,894	80,318	(86,108	)(b)	78,332	-	1,585	(1,387	)(b)	78,530
Total revenues	6,085	2,154,624	82,322	(86,108)		2,156,923	42,586	317,274	(4,756)		2,512,027

Costs and expenses:
Operating expenses	9,081	1,121,681	9,468	(86,108	)(b)	1,054,122	13,270	28,885	(3,087	)(b,c)	1,093,190
Commission expenses	-	212,190	-	-		212,190	-	-	-		212,190
Cost of sales	-	116,542	-	-		116,542	-	-	-		116,542
Benefits and losses	-	-	-	-		-	65,742	254,449	-		320,191
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	13,791	-		13,791
Lease expense	93	132,286	23	-		132,402	-	-	(1,187	)(b)	131,215
Depreciation, net of (gains) losses on disposals	5	195,469	13,427	-		208,901	-	-	-		208,901
Total costs and expenses	9,179	1,778,168	22,918	(86,108)		1,724,157	79,012	297,125	(4,274)		2,096,020

Earnings (loss) from operations before equity in earnings of subsidiaries	(3,094)	376,456	59,404	-		432,766	(36,426)	20,149	(482)		416,007

Equity in earnings of subsidiaries	149,160	-	-	(159,538	)(d)	(10,378)	-	-	10,378	(d)	-

Earnings from operations	146,066	376,456	59,404	(159,538)		422,388	(36,426)	20,149	9,896		416,007
Interest income (expense)	94,278	(132,781)	(52,022)	-		(90,525)	-	-	154	(b)	(90,371)
Pretax earnings (loss)	240,344	243,675	7,382	(159,538)		331,863	(36,426)	20,149	10,050		325,636
Income tax benefit (expense)	(34,649)	(88,096)	(3,423)	-		(126,168)	12,863	(6,964)	-		(120,269)
Net earnings (loss)	205,695	155,579	3,959	(159,538)		205,695	(23,563)	13,185	10,050		205,367
Less: Excess of redemption value over carrying value of preferred shares redeemed	(5,908)	-	-	-		(5,908)	-	-	-		(5,908)
Less: Preferred stock dividends	(3,241)	-	-	-		(3,241)	-	-	328	(e)	(2,913)
Earnings (loss) available to common shareholders	$196,546	$155,579	$3,959	$(159,538)		$196,546	$(23,563)$	13,185	$10,378		$196,546
(a) Balances for the year ended December 31, 2011
(b) Eliminate intercompany lease / interest income
(c) Eliminate intercompany premiums
(d) Eliminate equity in earnings of subsidiaries
(e) Elimination of preferred stock dividend paid to affiliate

Consolidating statements of operations by industry segment for period ending March 31, 2011 are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Eliminations		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Eliminations		AMERCO Consolidated
	(In thousands)
Revenues:
Self-moving equipment rentals	$-	$1,549,058	$-	$-		$1,549,058	$-	$-	$(2,043	)(c)	$1,547,015
Self-storage revenues	-	119,359	1,339	-		120,698	-	-	-		120,698
Self-moving & self-storage products & service sales	-	205,570	-	-		205,570	-	-	-		205,570
Property management fees	-	22,132	-	-		22,132	-	-	-		22,132
Life insurance premiums	-	-	-	-		-	-	206,992	-		206,992
Property and casualty insurance premiums	-	-	-	-		-	30,704	-	-		30,704
Net investment and interest income	5,140	20,562	-	-		25,702	7,959	30,822	(1,738	)(b,e)	62,745
Other revenue	20	60,230	77,947	(83,531	)(b)	54,666	-	2,181	(1,344	)(b)	55,503
Total revenues	5,160	1,976,911	79,286	(83,531)		1,977,826	38,663	239,995	(5,125)		2,251,359

Costs and expenses:
Operating expenses	7,489	1,050,921	9,473	(83,531	)(b)	984,352	15,824	29,754	(3,353	)(b,c)	1,026,577
Commission expenses	-	190,981	-	-		190,981	-	-	-		190,981
Cost of sales	-	106,024	-	-		106,024	-	-	-		106,024
Benefits and losses	-	-	-	-		-	17,201	183,312	-		200,513
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	9,494	-		9,494
Lease expense	90	151,918	22	-		152,030	-	-	(1,221	)(b)	150,809
Depreciation, net of (gains) losses on disposals	9	177,116	12,141	-		189,266	-	-	-		189,266
Total costs and expenses	7,588	1,676,960	21,636	(83,531)		1,622,653	33,025	222,560	(4,574)		1,873,664

Earnings (loss) from operations before equity in earnings of subsidiaries	(2,428)	299,951	57,650	-		355,173	5,638	17,435	(551)		377,695

Equity in earnings of subsidiaries	132,570	-	-	(117,643	)(d)	14,927	-	-	(14,927	)(d)	-

Earnings from operations	130,142	299,951	57,650	(117,643)		370,100	5,638	17,435	(15,478)		377,695
Interest income (expense)	85,584	(129,516)	(44,449)	-		(88,381)	-	-	-		(88,381)
Pretax earnings	215,726	170,435	13,201	(117,643)		281,719	5,638	17,435	(15,478)		289,314
Income tax expense	(31,600)	(60,342)	(5,651)	-		(97,593)	(1,831)	(6,315)	-		(105,739)
Net earnings	184,126	110,093	7,550	(117,643)		184,126	3,807	11,120	(15,478)		183,575
Less: Excess of redemption value over carrying value of preferred shares redeemed	-	-	-	-		-	-	-	(178)		(178)
Less: Preferred stock dividends	(12,963)	-	-	-		(12,963)	-	-	551	(e)	(12,412)
Earnings available to common shareholders	$171,163	$110,093	$7,550	$(117,643)		$171,163	$3,807	$11,120	$(15,105)		$170,985
(a) Balances for the year ended December 31, 2010
(b) Eliminate intercompany lease income
(c) Eliminate intercompany premiums
(d) Eliminate equity in earnings of subsidiaries
(e) Elimination of preferred stock dividend paid to affiliate

Consolidated Cash Flow Statement by Industry Segment (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block Supplement [Abstract]
Consolidated Cash Flow Statement by Industry Segment
Consolidating cash flow statements by industry segment for the year ended March 31, 2013, are as follows:
	Moving & Storage						AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination		Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated

Cash flows from operating activities:	(In thousands)
Net earnings	$264,708	$180,404	$7,519	$(187,923)		$264,708	$9,256	$14,985	$(24,241)		$264,708
Earnings from consolidated entities	(212,164)	-	-	187,923		(24,241)	-	-	24,241		-
Adjustments to reconcile net earnings to the cash provided by operations:
Depreciation	5	245,104	15,383	-		260,492	-	-	-		260,492
Amortization of deferred policy acquisition costs	-	-	-	-		-	-	17,376	-		17,376
Change in allowance for losses on trade receivables	-	(134)	-	-		(134)	-	-	-		(134)
Change in allowance for inventory reserve	-	1,133	-	-		1,133	-	-	-		1,133
Net gain on sale of real and personal property	-	(20,697)	(1,799)	-		(22,496)	-	-	-		(22,496)
Net gain on sale of investments	(76)	-	-	-		(76)	(4,883)	(3,364)	-		(8,323)
Deferred income taxes	9,206	-	-	-		9,206	4,459	(147)	-		13,518
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	-	(6,022)	-	-		(6,022)	45,201	(2,857)	-		36,322
Inventories	-	1,206	-	-		1,206	-	-	-		1,206
Prepaid expenses	(12,979)	(2,899)	291	-		(15,587)	-	-	-		(15,587)
Capitalization of deferred policy acquisition costs	-	-	-	-		-	-	(50,640)	-		(50,640)
Other assets	365	21,186	(335)	-		21,216	294	46	-		21,556
Related party assets	-	133,970	-	-		133,970	(1,361)	-	1,063	(b)	133,672
Accounts payable and accrued expenses	2,659	37,910	761	-		41,330	-	(1,298)	-		40,032
Policy benefits and losses, claims and loss expenses payable	-	1,102	-	-		1,102	(52,755)	21,175	-		(30,478)
Other policyholders' funds and liabilities	-	-	-	-		-	(281)	302	-		21
Deferred income	-	(1,312)	-	-		(1,312)	-	-	-		(1,312)
Related party liabilities	-	1,145	-	-		1,145	346	36	(1,063	)(b)	464
Net cash provided (used) by operating activities	51,724	592,096	21,820	-		665,640	276	(4,386)	-		661,530

Cash flows from investing activities:
Purchases of:
Property, plant and equipment	(2)	(524,351)	(131,631)	-		(655,984)	-	-	-		(655,984)
Short term investments	-	-	-	-		-	(97,269)	(314,369)	-		(411,638)
Fixed maturities investments	-	-	-	-		-	(44,460)	(398,802)	-		(443,262)
Equity securities	-	-	-	-		-	(16,289)	-	-		(16,289)
Preferred stock	-	-	-	-		-	(6,296)	-	-		(6,296)
Real estate	-	-	(243)	-		(243)	-	(830)	-		(1,073)
Mortgage loans	-	(5,068)	(42,652)	2,514	(b)	(45,206)	(1,821)	(33,684)	-		(80,711)
Proceeds from sales and paydowns of:
Property, plant and equipment	-	214,980	5,719	-		220,699	-	-	-		220,699
Short term investments	-	-	-	-		-	87,738	329,782	-		417,520
Fixed maturities investments	-	-	-	-		-	35,493	125,313	-		160,806
Equity securities	372	-	-	-		372	-	-	-		372
Preferred stock	-	-	-	-		-	7,258	-	-		7,258
Real estate	-	-	667	-		667	-	4	-		671
Mortgage loans	-	14,848	34,134	(2,514	)(b)	46,468	25,448	23,798	-		95,714
Net cash provided (used) by investing activities	370	(299,591)	(134,006)	-		(433,227)	(10,198)	(268,788)	-		(712,213)
	(page 1 of 2)
(a) Balance for the period ended December 31, 2012
(b) Eliminate intercompany investments

Continuation of consolidating cash flow statements by industry segment for the year ended March 31, 2013, are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination	AMERCO Consolidated

Cash flows from financing activities:	(In thousands)
Borrowings from credit facilities	-	108,846	161,700	-	270,546	-	-	-	270,546
Principal repayments on credit facilities	-	(159,622)	(98,335)	-	(257,957)	-	-	-	(257,957)
Debt issuance costs	-	(301)	(1,922)	-	(2,223)	-	-	-	(2,223)
Capital lease payments	-	(26,877)	-	-	(26,877)	-	-	-	(26,877)
Leveraged Employee Stock Ownership Plan - repayments from loan	-	692	-	-	692	-	-	-	692
Securitization deposits	-	1,195	-	-	1,195	-	-	-	1,195
Proceeds from (repayment of) intercompany loans	172,444	(223,927)	51,483	-	-	-	-	-	-
Common stock dividends paid	(97,421)	-	-	-	(97,421)	-	-	-	(97,421)
Contribution to related party	(1,500)	-	-	-	(1,500)	1,500	-	-	-
Investment contract deposits	-	-	-	-	-	-	301,729	-	301,729
Investment contract withdrawals	-	-	-	-	-	-	(31,901)	-	(31,901)
Net cash provided (used) by financing activities	73,523	(299,994)	112,926	-	(113,545)	1,500	269,828	-	157,783

Effects of exchange rate on cash	-	(536)	-	-	(536)	-	-	-	(536)

Increase (decrease) in cash and cash equivalents	125,617	(8,025)	740	-	118,332	(8,422)	(3,346)	-	106,564
Cash and cash equivalents at beginning of period	201,502	106,951	775	-	309,228	22,542	25,410		357,180
Cash and cash equivalents at end of period	$327,119	$98,926	$1,515	$-	$427,560	$14,120	$22,064	$-	$463,744
	(page 2 of 2)
(a) Balance for the period ended December 31, 2012

Consolidating cash flow statements by industry segment for the year ended March 31, 2012, are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated
	(In thousands)
Cash flows from operating activities:
Net earnings (loss)	$205,695	$155,579	$3,959	$(159,538)	$205,695	$(23,563)$	13,185	$10,050		$205,367
Earnings from consolidated subsidiaries	(149,160)	-	-	159,538	10,378	-	-	(10,378)		-
Adjustments to reconcile net earnings to the cash provided by operations:
Depreciation	5	216,116	13,668	-	229,789	-	-	-		229,789
Amortization of deferred policy acquisition costs	-	-	-	-	-	-	13,791	-		13,791
Change in allowance for losses on trade receivables	-	(206)	-	-	(206)	-	(2)	-		(208)
Change in allowance for inventory reserve	-	1,382	-	-	1,382	-	-	-		1,382
Net gain on sale of real and personal property	-	(20,647)	(241)	-	(20,888)	-	-	-		(20,888)
Net gain on sale of investments	(488)	-	-	-	(488)	(810)	(4,281)	-		(5,579)
Deferred income taxes	109,680	-	-	-	109,680	(12,181)	6,861	-		104,360
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	-	(17,683)	-	-	(17,683)	(57,955)	(1,477)	-		(77,115)
Inventories	-	(173)	-	-	(173)	-	-	-		(173)
Prepaid expenses	6,470	9,464	(186)	-	15,748	-	-	-		15,748
Capitalization of deferred policy acquisition costs	-	-	-	-	-	-	(23,166)	-		(23,166)
Other assets	2,380	1,852	2,282	-	6,514	(630)	108	-		5,992
Related party assets	-	(14,301)	63	-	(14,238)	(4,730)	(479)	5,237	(b)	(14,210)
Accounts payable and accrued expenses	4,163	14,215	(228)	-	18,150	-	1,319	-		19,469
Policy benefits and losses, claims and loss expenses payable	-	(16,621)	-	-	(16,621)	106,213	122,738	-		212,330
Other policyholders' funds and liabilities	-	-	-	-	-	(1,382)	(76)	-		(1,458)
Deferred income	-	4,367	-	-	4,367	-	-	-		4,367
Related party liabilities	-	5,514	-	-	5,514	(272)	39	(5,237	)(b)	44
Net cash provided (used) by operating activities	178,745	338,858	19,317	-	536,920	4,690	128,560	(328)		669,842

Cash flows from investing activities:
Purchases of:
Property, plant and equipment	(1)	(524,298)	(65,500)	-	(589,799)	-	-	-		(589,799)
Short term investments	-	-	-	-	-	(63,126)	(228,496)	-		(291,622)
Fixed maturities investments	-	-	-	-	-	(34,965)	(185,139)	-		(220,104)
Equity securities	(8,855)	-	-	-	(8,855)	(193)	-	-		(9,048)
Preferred stock	-	-	-	-	-	(2,717)	-	-		(2,717)
Real estate	-	-	(5,064)	-	(5,064)	(165)	(2,600)	-		(7,829)
Mortgage loans	-	(8,758)	(64,469)	-	(73,227)	(45,189)	(33,184)	24,437	(b)	(127,163)
Proceeds from sales and paydowns of:
Property, plant and equipment	-	168,386	526	-	168,912	-	-	-		168,912
Short term investments	-	-	-	-	-	96,033	204,860	-		300,893
Fixed maturities investments	-	-	-	-	-	22,982	105,504	-		128,486
Equity securities	8,800	-	-	-	8,800	1,422	-	-		10,222
Preferred stock	-	-	-	-	-	7,352	2,708	(7,708	)(b)	2,352
Real estate	-	-	-	-	-	310	130	-		440
Mortgage loans	-	9,263	45,685	-	54,948	14,390	9,939	(24,437	)(b)	54,840
Net cash provided (used) by investing activities	(56)	(355,407)	(88,822)	-	(444,285)	(3,866)	(126,278)	(7,708)		(582,137)
	(page 1 of 2)
(a) Balance for the period ended December 31, 2011
(b) Eliminate intercompany investments

Continuation of consolidating cash flow statements by industry segment for the year ended March 31, 2012, are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated
	(In thousands)
Cash flows from financing activities:
Borrowings from credit facilities	-	153,860	83,920	-	237,780	-	-	-		237,780
Principal repayments on credit facilities	-	(130,641)	(71,247)	-	(201,888)	-	-	-		(201,888)
Debt issuance costs	-	(1,402)	(602)	-	(2,004)	-	-	-		(2,004)
Capital lease payments	-	(8,328)	-	-	(8,328)	-	-	-		(8,328)
Leveraged Employee Stock Ownership Plan - repayments from loan	-	984	-	-	984	-	-	-		984
Securitization deposits	-	42,088	-	-	42,088	-	-	-		42,088
Proceeds from (repayment of) intercompany loans	(52,051)	(5,401)	57,452	-	-	-	-	-		-
Preferred stock redemption paid	(151,997)	-	-	-	(151,997)	-	-	7,708	(b)	(144,289)
Preferred stock dividends paid	(3,241)	-	-	-	(3,241)	-	-	328	(c)	(2,913)
Common stock dividends paid	(19,484)	-	-	-	(19,484)	-	-	-		(19,484)
Contribution to related party	(518)	-	-	-	(518)	-	-	-		(518)
Investment contract deposits	-	-	-	-	-	-	13,854	-		13,854
Investment contract withdrawals	-	-	-	-	-	-	(28,027)	-		(28,027)
Net cash provided (used) by financing activities	(227,291)	51,160	69,523	-	(106,608)	-	(14,173)	8,036		(112,745)

Effects of exchange rate on cash	-	(294)	-	-	(294)	-	-	-		(294)

Increase (decrease) in cash and cash equivalents	(48,602)	34,317	18	-	(14,267)	824	(11,891)	-		(25,334)
Cash and cash equivalents at beginning of period	250,104	72,634	757	-	323,495	21,718	37,301	-		382,514
Cash and cash equivalents at end of period	$201,502	$106,951	$775	$-	$309,228	$22,542	$25,410	$-		$357,180
	(page 2 of 2)
(a) Balance for the period ended December 31, 2011
(b) Eliminate intercompany investments
(c) Eliminate preferred stock dividends paid to affiliate

Consolidating cash flow statements by industry segment for the year ended March 31, 2011 are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated
	(In thousands)
Cash flows from operating activities:
Net earnings	$184,126	$110,093	$7,550	$(117,643)	$184,126	$3,807	$11,120	$(15,478)		$183,575
Earnings from consolidated subsidiaries	(132,570)	-	-	117,643	(14,927)	-	-	14,927		-
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	9	198,991	13,324	-	212,324	-	-	-		212,324
Amortization of deferred policy acquisition costs	-	-	-	-	-	-	9,494	-		9,494
Change in allowance for losses on trade receivables	-	30	-	-	30	-	(2)	-		28
Change in allowance for inventory reserve	-	(674)	-	-	(674)	-	-	-		(674)
Net gain on sale of real and personal property	-	(21,875)	(1,183)	-	(23,058)	-	-	-		(23,058)
Net (gain) loss on sale of investments	(65)	(11)	-	-	(76)	285	(1,344)	-		(1,135)
Deferred income taxes	73,790	-	-	-	73,790	1,960	5,148	-		80,898
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	-	(1,443)	-	-	(1,443)	(5,137)	614	-		(5,966)
Inventories	-	(6,431)	-	-	(6,431)	-	-	-		(6,431)
Prepaid expenses	(15,966)	11,773	(51)	-	(4,244)	-	-	-		(4,244)
Capitalization of deferred policy acquisition costs	-	-	-	-	-	-	(25,239)	-		(25,239)
Other assets	34,937	(6,695)	238	-	28,480	30	205	-		28,715
Related party assets	273	55	(64)	-	264	(351)	-	-		(87)
Accounts payable and accrued expenses	(8,603)	18,923	(486)	-	9,834	-	2,713	-		12,547
Policy benefits and losses, claims and loss expenses payable	-	10,994	-	-	10,994	4,288	94,052	-		109,334
Other policyholders' funds and liabilities	-	-	-	-	-	(789)	1,355	-		566
Deferred income	-	1,967	-	-	1,967	-	-	-		1,967
Related party liabilities	-	83	-	-	83	157	9	-		249
Net cash provided (used) by operating activities	135,931	315,780	19,328	-	471,039	4,250	98,125	(551)		572,863

Cash flows from investing activities:
Purchases of:
Property, plant and equipment	(5)	(407,526)	(72,887)	-	(480,418)	-	-	-		(480,418)
Short term investments	-	-	-	-	-	(76,381)	(184,385)	-		(260,766)
Fixed maturities investments	-	-	-	-	-	(34,580)	(181,351)	-		(215,931)
Equity securities	(8,253)	-	-	-	(8,253)	(3,297)	-	-		(11,550)
Preferred stock	-	-	-	-	-	(11,644)	(2,708)	-		(14,352)
Real estate	-	-	-	-	-	(76)	(117)	-		(193)
Mortgage loans	-	(13,117)	(8,692)	-	(21,809)	(13,244)	(7,395)	3,890	(b)	(38,558)
Other investments	-	-	-	-	-	-	(2,000)	-		(2,000)
Proceeds from sales and paydowns of:
Property, plant and equipment	-	179,043	1,368	-	180,411	-	-	-		180,411
Short term investments	-	-	-	-	-	106,130	211,083	-		317,213
Fixed maturities investments	-	-	-	-	-	23,275	108,706	-		131,981
Equity securities	1,065	-	-	-	1,065	133	-	-		1,198
Preferred stock	-	-	-	-	-	1,914	-	-		1,914
Real estate	-	-	125	-	125	309	1,491	-		1,925
Mortgage loans	-	5,412	2,995	-	8,407	6,106	4,533	(3,890	)(b)	15,156
Net cash provided (used) by investing activities	(7,193)	(236,188)	(77,091)	-	(320,472)	(1,355)	(52,143)	-		(373,970)
	(page 1 of 2)
(a) Balance for the period ended December 31, 2010
(b) Eliminate intercompany investments

Continuation of consolidating cash flow statements by industry segment for the year ended March 31, 2011 are as follows:
	Moving & Storage					AMERCO Legal Group
	AMERCO	U-Haul	Real Estate	Elimination	Moving & Storage Consolidated	Property & Casualty Insurance (a)	Life Insurance (a)	Elimination		AMERCO Consolidated
	(In thousands)
Cash flows from financing activities:
Borrowings from credit facilities	-	257,728	64,134	-	321,862	-	-	-		321,862
Principal repayments on credit facilities	-	(90,084)	(198,798)	-	(288,882)	-	-	-		(288,882)
Debt issuance costs	-	(1,987)	-	-	(1,987)	-	-	-		(1,987)
Capital lease payments	-	(11,522)	-	-	(11,522)	-	-	-		(11,522)
Leveraged Employee Stock Ownership Plan - repayments from loan	-	1,172	-	-	1,172	-	-	-		1,172
Securitization deposits	-	(46,031)	-	-	(46,031)	-	-	-		(46,031)
Proceeds from (repayment of) intercompany loans	30,566	(223,746)	193,180	-	-	-	-	-		-
Preferred stock dividends paid	(12,963)	-	-	-	(12,963)	-	-	551	(b)	(12,412)
Dividend from (to) related party	3,303	-	-	-	3,303	(3,303)	-	-		-
Investment contract deposits	-	-	-	-	-	-	11,580	-		11,580
Investment contract withdrawals	-	-	-	-	-	-	(34,548)	-		(34,548)
Net cash provided (used) by financing activities	20,906	(114,470)	58,516	-	(35,048)	(3,303)	(22,968)	551		(60,768)

Effects of exchange rate on cash	-	271	-	-	271	-	-	-		271

Increase (decrease) in cash and cash equivalents	149,644	(34,607)	753	-	115,790	(408)	23,014	-		138,396
Cash and cash equivalents at beginning of period	100,460	107,241	4	-	207,705	22,126	14,287	-		244,118
Cash and cash equivalents at end of period	$250,104	$72,634	$757	$-	$323,495	$21,718	$37,301	$-		$382,514
	(page 2 of 2)
(a) Balance for the period ended December 31, 2010
(b) Eliminate preferred stock dividends paid to affiliates

Condensed Financial Information of AMERCO, Balance Sheet (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Condensed Financial Information of AMERCO, Balance Sheet
SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF AMERCO
BALANCE SHEETS

	March 31,
	2013	2012
	(In thousands)
ASSETS
Cash and cash equivalents	$327,119	$201,502
Investment in subsidiaries	240,080	8,168
Related party assets	1,032,124	1,201,385
Other assets	43,841	27,030
Total assets	$1,643,164	$1,438,085

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
Other liabilities	$412,199	$399,867
	412,199	399,867
Stockholders' equity:
Preferred stock	-	-
Common stock	10,497	10,497
Additional paid-in capital	438,378	433,953
Accumulated other comprehensive loss	(22,680)	(45,436)
Retained earnings:
Beginning of period	1,316,854	1,139,792
Adjustment to initially apply ASU 2010-26	(1,721)	-
Net earnings	264,708	205,695
Excess of redemption value over carrying value of preferred shares redeemed	-	(5,908)
Dividends	(97,421)	(22,725)
End of period	1,482,420	1,316,854

Cost of common shares in treasury	(525,653)	(525,653)
Cost of preferred shares in treasury	(151,997)	(151,997)
Total stockholders' equity	1,230,965	1,038,218
Total liabilities and stockholders' equity	$1,643,164	$1,438,085

The accompanying notes are an integral part of these condensed consolidated financial statements.

Condensed Financial Information of AMERCO, Statement of Operations (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Condensed Financial Information of AMERCO, Statement of Operations
CONDENSED FINANCIAL INFORMATION OF AMERCO
STATEMENTS OF OPERATIONS

	Years Ended March 31,
	2013	2012	2011
	(In thousands, except share and per share data)
Revenues:
Net interest income from subsidiaries	$5,329	$6,085	$5,160
Expenses:
Operating expenses	13,611	9,081	7,489
Other expenses	97	98	99
Total expenses	13,708	9,179	7,588
Equity in earnings of subsidiaries	212,164	149,160	132,570
Interest income	91,125	94,278	85,584
Pretax earnings	294,910	240,344	215,726
Income tax expense	(30,202)	(34,649)	(31,600)
Net earnings	264,708	205,695	184,126
Less: Excess of redemption value over carrying value of preferred shares redeemed	-	(5,908)	-
Less: Preferred stock dividends	-	(3,241)	(12,963)
Earnings available to common stockholders	$264,708	$196,546	$171,163
Basic and diluted earnings per common share	$13.56	$10.09	$8.81
Weighted average common shares outstanding: Basic and diluted	19,518,779	19,476,187	19,432,781

The accompanying notes are an integral part of these condensed consolidated financial statements.

Condensed Financial Information of AMERCO, Statements of Cash Flow (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Condensed Financial Information of AMERCO, Statement of Cash Flow
CONDENSED FINANCIAL INFORMATION OF AMERCO
STATEMENTS OF CASH FLOW

	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Cash flows from operating activities:
Net earnings	$264,708	$205,695	$184,126
Change in investments in subsidiaries	(212,164)	(149,160)	(132,570)
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	5	5	9
Net gain on sale of investments	(76)	(488)	(65)
Deferred income taxes	9,206	109,680	73,790
Net change in other operating assets and liabilities:
Prepaid expenses	(12,979)	6,470	(15,966)
Other assets	365	2,380	34,937
Related party assets	-	-	273
Accounts payable and accrued expenses	2,659	4,163	(8,603)
Net cash provided by operating activities	51,724	178,745	135,931

Cash flows from investing activities:
Purchases of property, plant and equipment	(2)	(1)	(5)
Purchases of equity securities	-	(8,855)	(8,253)
Proceeds of equity securities	372	8,800	1,065
Net cash used by investing activities	370	(56)	(7,193)

Cash flows from financing activities:
Proceeds from (repayments) of intercompany loans	172,444	(52,051)	30,566
Preferred stock redemption paid	-	(151,997)	-
Preferred stock dividends paid	-	(3,241)	(12,963)
Common stock dividends paid	(97,421)	(19,484)	-
Dividend from related party	-	-	3,303
Contribution to related party	(1,500)	(518)	-
Net cash provided (used) by financing activities	73,523	(227,291)	20,906

Increase (decrease) in cash and cash equivalents	125,617	(48,602)	149,644
Cash and cash equivalents at beginning of period	201,502	250,104	100,460
Cash and cash equivalents at end of period	$327,119	$201,502	$250,104

Income taxes paid, net of income taxes refunds received, amounted to $144.7 million, $10.7 million and $14.3 million for fiscal 2013, 2012 and 2011, respectively.
The accompanying notes are an integral part of these condensed consolidated financial statements.

Schedule II AMERCO and Consolidated Subsidiaries Valuation and Qualifying Accounts (Table Text Block)	12 Months Ended
Mar. 31, 2013
Valuation and Qualifying Accounts [Abstract]
AMERCO and Consolidated Subsidiaries Valuation and Qualifying Accounts
SCHEDULE II
AMERCO AND CONSOLIDATED SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS
Fiscal Years Ended March 31, 2013, 2012 and 2011
	Balance at Beginning of Year	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts	Deductions		Balance at Year End

Year ended March 31, 2013	(In thousands)
Allowance for doubtful accounts
(deducted from trade receivable)	$1,128	$1,184	$-	$(1,318	)$	994
Allowance for obsolescence
(deducted from inventory)	$730	$981	$-	$-		$1,711
Allowance for probable losses
(deducted from mortgage loans)	$370	$-	$-	$-		$370

Year ended March 31, 2012
Allowance for doubtful accounts
(deducted from trade receivable)	$1,336	$1,485	$-	$(1,693	)$	1,128
Allowance for obsolescence
(deducted from inventory)	$595	$135	$-	$-		$730
Allowance for probable losses
(deducted from mortgage loans)	$370	$-	$-	$-		$370

Year ended March 31, 2011
Allowance for doubtful accounts
(deducted from trade receivable)	$1,308	$2,611	$-	$(2,583	)$	1,336
Allowance for obsolescence
(deducted from inventory)	$2,600	$-	$-	$(2,005	)$	595
Allowance for probable losses
(deducted from mortgage loans)	$370	$-	$-	$-		$370

Schedule V AMERCO and Consolidated Subsidiaries Supplemental Information (For Property-Casualty Insurance Operations) (Table Text Block)	12 Months Ended
Mar. 31, 2013
Supplemental Information for Property, Casualty Insurance Underwriters [Abstract]
Schedule V - AMERCO and Consolidated Subsidiaries Supplemental Information (For Property-Casualty Insurance Operations)
SCHEDULE V
AMERCO AND CONSOLIDATED SUBSIDIARIES
SUPPLEMENTAL INFORMATION (FOR PROPERTY-CASUALTY INSURANCE Operations)
Years Ended December 31, 2012, 2011 AND 2010
Fiscal Year	Affiliation with Registrant	Deferred Policy Acquisition Cost	Reserves for Unpaid Claims and Adjustment Expenses		Discount if any, Deducted	Unearned Premiums	Net Earned Premiums (1)	Net Investment Income (2)	Claim and Claim Adjustment Expenses Incurred Related to Current Year	Claim and Claim Adjustment Expenses Incurred Related to Prior Year	Amortization of Deferred Policy Acquisition Costs	Paid Claims and Claim Adjustment Expense	Net Premiums Written (1)
(In thousands)
2013	Consolidated property casualty entity	$-	$330,093	$	N/A	$-	$34,342	$8,976	$8,962	$7,036	$-	$20,807	$34,378
2012	Consolidated property casualty entity	-	382,328		N/A	-	32,631	9,664	9,297	56,445	-	16,319	32,627
2011	Consolidated property casualty entity	-	276,355		N/A	4	30,704	8,234	9,453	7,832	-	17,211	30,706

 (1)       The earned and written premiums are reported net of intersegment transactions. There were no earned premiums eliminated for the years ended December 31, 2012, 2011 and 2010, respectively.
(2)       Net Investment Income excludes net realized (gains) losses on investments of ($4.9) million, ($0.3) million and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Inventory, Net (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Inventory, Net [Abstract]
Truck and trailer parts and accessories (a)	$ 51,247	[1]	$ 52,973	[1]
Hitches and towing components (b)	14,574	[2]	13,877	[2]
Moving supplies and propane (b)	6,979	[2]	7,156	[2]
Subtotal	72,800		74,006
Less: LIFO reserves	(14,693)		(14,541)
Less: excess and obsolete reserves	(1,711)		(730)
Inventories, net	$ 56,396		$ 58,735

[1]	Primarily held for internal useage, including equipment manufacturing and repair
[2]	Primarily held for retail sales

Reinsurance Recoverables and Trade Receivables, Net (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Reinsurance Recoverables and Trade Receivables, Net [Abstract]
Reinsurance recoverable	$ 186,533	$ 240,824
Trade accounts receivable	43,413	37,323
Paid losses recoverable	1,677	1,124
Accrued investment income	13,210	9,911
Premiums and agents' balances	2,813	1,717
Independent dealer receivables	334	402
Other receivables	14,803	7,801
Reinsurance recoverables and trade receivables, gross	262,783	299,102
Less: Allowance for doubtful accounts	(994)	(1,128)
Reinsurance recoverables and trade receivables, net	$ 261,789	$ 297,974

Available-for-Sale Investments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Available-for-sale securities, investments:
Amortized cost	$ 1,027,985	$ 730,025
Gross unrealized gains	75,734	52,000
Gross unrealized losses more than 12 months	(5,311)	(12,023)
Gross unrealized losses less than 12 months	(3,070)	(3,210)
Estimated market value	1,095,338	766,792
U.S. treasury, government, and corporate securities
Available-for-sale securities, investments:
Amortized cost	953,821	666,347
Gross unrealized gains	74,428	50,615
Gross unrealized losses more than 12 months	(385)	(638)
Gross unrealized losses less than 12 months	(2,633)	(2,399)
Estimated market value	1,025,231	713,925
U.S. treasury securities and government obligation
Available-for-sale securities, investments:
Amortized cost	24,518	29,152
Gross unrealized gains	2,749	2,964
Gross unrealized losses more than 12 months	(3)	(18)
Gross unrealized losses less than 12 months	(3)	(9)
Estimated market value	27,261	32,089
U.S. government agency mortgage-backed securities
Available-for-sale securities, investments:
Amortized cost	44,934	48,938
Gross unrealized gains	4,027	4,866
Gross unrealized losses more than 12 months	(7)	(1)
Gross unrealized losses less than 12 months	(73)	(7)
Estimated market value	48,881	53,796
Obligations of states and political subdivisions
Available-for-sale securities, investments:
Amortized cost	154,692	142,824
Gross unrealized gains	16,056	9,435
Gross unrealized losses more than 12 months	(2)	0
Gross unrealized losses less than 12 months	(292)	(147)
Estimated market value	170,454	152,112
Corporate securities
Available-for-sale securities, investments:
Amortized cost	729,677	445,433
Gross unrealized gains	51,596	33,350
Gross unrealized losses more than 12 months	(373)	(619)
Gross unrealized losses less than 12 months	(2,265)	(2,236)
Estimated market value	778,635	475,928
Mortgage-backed securities
Available-for-sale securities, investments:
Amortized cost	6,730	11,572
Gross unrealized gains	282	282
Gross unrealized losses more than 12 months	(27)	(38)
Gross unrealized losses less than 12 months	0	(5)
Estimated market value	6,985	11,811
Redeemable preferred stock
Available-for-sale securities, investments:
Amortized cost	23,705	24,370
Gross unrealized gains	751	1,066
Gross unrealized losses more than 12 months	(214)	(1,627)
Gross unrealized losses less than 12 months	(30)	(632)
Estimated market value	24,212	23,177
Common Stock
Available-for-sale securities, investments:
Amortized cost	43,729	27,736
Gross unrealized gains	273	37
Gross unrealized losses more than 12 months	(4,685)	(9,720)
Gross unrealized losses less than 12 months	(407)	(174)
Estimated market value	$ 38,910	$ 17,879

Other-than-temporary Impairment Not Previously Recognized (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Other than temporary impairment credit losses recognized in earnings [Roll Forward]
Balance at March 31, 2012	$ 552
Other-than-temporary impairment not previously recognized	0
Balance at March 31, 2013	$ 552

Adjusted Cost and Estimated Market Value Available-for-sale Investments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Available-for-sale securities, amortized cost:
Amortized cost	$ 1,027,985	$ 730,025
Available-for-sale securities, fair value:
Estimated market value	1,095,338	766,792
U.S. treasury, government, and corporate securities
Available-for-sale securities, amortized cost:
Due in one year or less	43,658	40,219
Due after one year through five years	180,448	157,444
Due after five years through ten years	281,546	176,694
Due after ten years	448,169	291,990
Amortized cost	953,821	666,347
Available-for-sale securities, fair value:
Due in one year or less	44,333	40,688
Due after one year through five years	191,930	165,852
Due after five years through ten years	302,188	188,225
Due after ten years	486,780	319,160
Estimated market value	1,025,231	713,925
Mortgage-backed securities
Available-for-sale securities, amortized cost:
Amortized cost	6,730	11,572
Available-for-sale securities, fair value:
Estimated market value	6,985	11,811
Redeemable preferred stock
Available-for-sale securities, amortized cost:
Amortized cost	23,705	24,370
Available-for-sale securities, fair value:
Estimated market value	24,212	23,177
Common Stock
Available-for-sale securities, amortized cost:
Amortized cost	43,729	27,736
Available-for-sale securities, fair value:
Estimated market value	$ 38,910	$ 17,879

Investments, Other (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments [Abstract]
Mortgage loans, net	$ 156,934	$ 166,249
Short-term investments	43,574	50,239
Real estate	20,406	20,032
Policy loans	16,460	15,677
Other equity investments	4,391	6,354
Total investments	$ 241,765	$ 258,551

Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Assets [Abstract]
Deposits (debt-related)	$ 41,153	$ 61,154
Cash surrender value of life insurance policies	30,769	29,785
Excess of loss reinsurance recoverable	15,000	15,000
Deferred charges	8,661	10,647
Other	4,403	3,939
Other assets, total	$ 99,986	$ 120,525

Net Investment and Interest Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investment Income, Interest and Dividend [Abstract]
Fixed maturities	$ 50,696	$ 41,439	$ 32,782
Real estate	380	81	361
Insurance policy loans	1,126	489	259
Mortgage loans	17,952	7,002	5,249
Short-term, amounts held by ceding reisurers, net and other	367	1,084	749
Investment income	70,521	50,095	39,400
Less: investment expenses	(1,375)	(1,338)	(1,269)
Investment income, related party	13,757	24,795	24,614
Net investment and interest income	$ 82,903	$ 73,552	$ 62,745

Long-term Debt Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 years		Mar. 31, 2012
Debt instrument, maturities:
Notes, loans and leases payable	$ 1,661,845		$ 1,486,211
Real estate loan (amortizing term) - First
Debt instruments, interest rate, stated percentage:
Debt instrument, interest rate, stated percentage (a)	6.93%	[1]
Debt instrument, maturities:
Debt instrument, maturity year	2,018
Notes, loans and leases payable	235,000		245,000
Real estate loan (revolving credit) - First
Debt instrument, maturities:
Debt instrument, maturity year	2,018
Notes, loans and leases payable	0		0
Real estate loan (amortizing term) - Second
Debt instruments, interest rate, stated percentage:
Debt instrument, interest rate, stated percentage (a)	2.10%	[1]
Debt instrument, maturities:
Debt instrument, maturity year	2,016
Notes, loans and leases payable	24,630		25,451
Real estate loan (revolving credit) - Second
Debt instrument, maturities:
Debt instrument, maturity year	2,014
Notes, loans and leases payable	0		23,920
Senior mortgages
Debt instruments, interest rate, stated percentage:
Debt instrument, interest rate, stated percentage rate range, minimum	4.90%	[1]
Debt instrument, interest rate, stated percentage rate range, maximum	5.75%	[1]
Debt instrument, maturities:
Debt instrument, maturity year range, start	2,015
Debt instrument, maturity year range, end	2,038
Notes, loans and leases payable	556,522		459,822
Working capital loan (revolving credit)
Debt instrument, maturities:
Debt instrument, maturity year	2,015
Notes, loans and leases payable	0		0
Fleet loans (amortizing term)
Debt instruments, interest rate, stated percentage:
Debt instrument, interest rate, stated percentage rate range, minimum	1.75%	[1]
Debt instrument, interest rate, stated percentage rate range, maximum	6.92%	[1]
Debt instrument, maturities:
Debt instrument, maturity year range, start	2,013
Debt instrument, maturity year range, end	2,020
Notes, loans and leases payable	361,079		384,888
Fleet loan (securitization)
Debt instruments, interest rate, stated percentage:
Debt instrument, interest rate, stated percentage rate range, minimum	4.90%	[1]
Debt instrument, interest rate, stated percentage rate range, maximum	5.56%	[1]
Debt instrument, maturities:
Debt instrument, maturity year range, start	2,014
Debt instrument, maturity year range, end	2,017
Notes, loans and leases payable	190,801		228,655
Capital leases (rental equipment)
Debt instruments, interest rate, stated percentage:
Debt instrument, interest rate, stated percentage rate range, minimum	2.37%	[1]
Debt instrument, interest rate, stated percentage rate range, maximum	9.57%	[1]
Debt instrument, maturities:
Debt instrument, maturity year range, start	2,015
Debt instrument, maturity year range, end	2,020
Notes, loans and leases payable	273,458		110,256
Other obligations
Debt instruments, interest rate, stated percentage:
Debt instrument, interest rate, stated percentage rate range, minimum	3.00%	[1]
Debt instrument, interest rate, stated percentage rate range, maximum	8.00%	[1]
Debt instrument, maturities:
Debt instrument, maturity year range, start	2,013
Debt instrument, maturity year range, end	2,043
Notes, loans and leases payable	$ 20,355		$ 8,219

[1]	Interest rate as of March 31, 2013, including the effect of applicable hedging instruments.

Annual Maturities of Notes, Loans and Leases Payable (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Long-term debt, by Maturity:
2014	$ 226,944
2015	110,659
2016	522,455
2017	286,445
2018	169,025
Thereafter	$ 346,317

Components of Interest Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Interest expense, borrowings:
Interest expense	$ 66,159	$ 63,523	$ 60,701
Capitalized interest	(415)	(221)	(425)
Amortization of transaction costs	4,133	4,428	4,249
Interest expense resulting from derivatives	20,819	22,641	23,856
Total interest expense	$ 90,696	$ 90,371	$ 88,381

Interest Rates and Company Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Interest and debt expense:
Weighted average interest rate during the year	1.25%	1.73%	1.75%
Interest rate at year end	0.00%	1.74%	0.00%
Maximum amount outstanding during the quarter	$ 48,920	$ 38,920	$ 111,000
Average amount outstanding during the period	18,707	24,494	36,942
Facility fees	$ 449	$ 521	$ 227

Derivatives (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Swap Agreement One
Swaps:
Original variable, rate debt amount	$ 50
Agreement date	Jun 21, 2006
Effective date	Jul 10, 2006
Expiration date	Jul 10, 2013
Designed cash flow hedge date	Jun 9, 2006
Swap Agreement Three
Swaps:
Original variable, rate debt amount	300
Agreement date	Aug 16, 2006
Effective date	Aug 18, 2006
Expiration date	Aug 10, 2018
Designed cash flow hedge date	Aug 4, 2006
Swap Agreement Four
Swaps:
Original variable, rate debt amount	30
Agreement date	Feb 9, 2007
Effective date	Feb 12, 2007
Expiration date	Feb 10, 2014
Designed cash flow hedge date	Feb 9, 2007
Swap Agreement Five
Swaps:
Original variable, rate debt amount	20
Agreement date	Mar 8, 2007
Effective date	Mar 12, 2007
Expiration date	Mar 10, 2014
Designed cash flow hedge date	Mar 8, 2007
Swap Agreement Six
Swaps:
Original variable, rate debt amount	20
Agreement date	Mar 8, 2007
Effective date	Mar 12, 2007
Expiration date	Mar 10, 2014
Designed cash flow hedge date	Mar 8, 2007
Swap Agreement Seven
Swaps:
Original variable, rate debt amount	19.3	[1]
Agreement date	Apr 8, 2008
Effective date	Aug 15, 2008
Expiration date	Jun 15, 2015
Designed cash flow hedge date	Mar 31, 2008
Swap Agreement Eight
Swaps:
Original variable, rate debt amount	19
Agreement date	Aug 27, 2008
Effective date	Aug 29, 2008
Expiration date	Jul 10, 2015
Designed cash flow hedge date	Apr 10, 2008
Swap Agreement Nine
Swaps:
Original variable, rate debt amount	30
Agreement date	Sep 24, 2008
Effective date	Sep 30, 2008
Expiration date	Sep 10, 2015
Designed cash flow hedge date	Sep 24, 2008
Swap Agreement Ten
Swaps:
Original variable, rate debt amount	15	[1]
Agreement date	Mar 24, 2009
Effective date	Mar 30, 2009
Expiration date	Mar 30, 2016
Designed cash flow hedge date	Mar 25, 2009
Swap Agreement Eleven
Swaps:
Original variable, rate debt amount	14.7	[1]
Agreement date	Jul 6, 2010
Effective date	Aug 15, 2010
Expiration date	Jul 15, 2017
Designed cash flow hedge date	Jul 6, 2010
Swap Agreement Twelve
Swaps:
Original variable, rate debt amount	25	[1]
Agreement date	Apr 26, 2011
Effective date	Jun 1, 2011
Expiration date	Jun 1, 2018
Designed cash flow hedge date	Jul 1, 2011
Swap Agreement Thirteen
Swaps:
Original variable, rate debt amount	50	[1]
Agreement date	Jul 29, 2011
Effective date	Aug 15, 2011
Expiration date	Aug 15, 2018
Designed cash flow hedge date	Jul 29, 2011
Swap Agreement Fourteen
Swaps:
Original variable, rate debt amount	20	[1]
Agreement date	Aug 3, 2011
Effective date	Sep 12, 2011
Expiration date	Sep 10, 2018
Designed cash flow hedge date	Aug 3, 2011
Swap Agreement Fifteen
Swaps:
Original variable, rate debt amount	15.1	[2]
Agreement date	Mar 27, 2012
Effective date	Mar 28, 2012
Expiration date	Mar 28, 2019
Designed cash flow hedge date	Mar 26, 2012
Swap Agreement Sixteen
Swaps:
Original variable, rate debt amount	25
Agreement date	Apr 13, 2012
Effective date	Apr 16, 2012
Expiration date	Apr 1, 2019
Designed cash flow hedge date	Apr 12, 2012
Swap Agreement Seventeen
Swaps:
Original variable, rate debt amount	$ 44.3
Agreement date	Jan 11, 2013
Effective date	Jan 15, 2013
Expiration date	Dec 15, 2019
Designed cash flow hedge date	Jul 25, 2012

[1]	Forward swap
[2]	operating lease

Interest Rate Contracts Designated as Hedging Instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Interest Rate Fair Value Hedges [Abstract]
Interest rate contracts designated as hedging instruments	$ 51,550	$ 59,313

Effect of Interest Rate Contracts on the Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
The effect of interest rate contracts on the statements of operations:
(Gain) loss recognized in income on interest rate contracts	$ 20,819	$ 22,641	$ 23,856
(Gain) loss recognized in AOCI on interest rate contracts (effective portion)	(9,405)	9,179
(Gain) loss reclassified from AOCI into income (effective portion)	19,178	23,559
(Gain) loss recognized in income on interest rate contracts (ineffective portion and amount excluded from effectiveness testing)	$ 1,641	$ (918)

Provisions for Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Pretax earnings:
U.S.	$ 389,342	$ 302,748	$ 270,695
Non-U.S.	19,145	22,888	18,619
Total pretax earnings (loss)	408,487	325,636	289,314
Current provision (benefit)
Federal	116,788	10,899	14,784
State	12,199	5,514	7,475
Non-U.S.	3,344	4,786	3,861
Current provision (benefit), total	132,331	21,199	26,120
Deferred provision (benefit)
Federal	8,466	89,327	70,653
State	1,458	8,310	7,300
Non-U.S.	1,524	1,433	1,666
Deferred provision (benefit), total	11,448	99,070	79,619
Provision for income tax expense	143,779	120,269	105,739
Income taxes paid (net of income tax refunded received)	$ 144,682	$ 10,739	$ 14,265

Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (reduction) in rate resulting from:
State taxes, net of federal benefit	2.08%	2.70%	3.24%
Foreign rate differential	(0.45%)	(0.55%)	(0.34%)
Federal tax credits	(0.51%)	(0.21%)	(0.18%)
Interest on deferred tax	0.00%	0.12%	0.13%
Dividends received deduction	(0.03%)	(0.06%)	(0.08%)
Other	(0.89%)	(0.07%)	(1.22%)
Actual tax expense of operations	35.20%	36.93%	36.55%

Significant Components of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Net operating loss and credit carry forwards	$ 2,007	$ 3,080
Accrued expenses	153,807	126,361
Policy benefits and losses, claims and loss expenses payable, net	24,137	15,493
Unrealized losses	0	6,649
Other	454	0
Total deferred tax assets	180,405	151,583
Deferred tax liabilities:
Property, plant and equipment	552,548	519,409
Deferred policy acquisition costs	12,270	2,838
Unrealized gains	9,245	0
Other	0	328
Total deferred tax liabilities, gross	574,063	522,575
Total deferred tax liabilities, net	$ 393,658	$ 370,992

Reconciliation of Total Amounts of Unrecognized Tax Benefits Roll Forward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits as of March 31, 2012	$ 11,780
Additions based on tax positions related to the current year	2,163
Reductions for tax positions of prior years	0
Settlements	(81)
Unrecognized tax benefits increase (decrease), total	2,082
Unrecognized tax benefits as of March 31, 2013	$ 13,862

Summary of Financing Arrangements for Leveraged ESOP Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Issued June, 1991
Debt Disclosure [Abstract]
Employee stock ownership plan (ESOP), debt structure, indirect loan, amount	$ 2,169
Employee stock ownership plan (ESOP), interest payments	250	299	386
Issued March, 1999
Debt Disclosure [Abstract]
Employee stock ownership plan (ESOP), debt structure, indirect loan, amount	0
Employee stock ownership plan (ESOP), interest payments	0	0	0
Issued February, 2000
Debt Disclosure [Abstract]
Employee stock ownership plan (ESOP), debt structure, indirect loan, amount	0
Employee stock ownership plan (ESOP), interest payments	0	0	6
Issued April, 2001
Debt Disclosure [Abstract]
Employee stock ownership plan (ESOP), debt structure, indirect loan, amount	0
Employee stock ownership plan (ESOP), interest payments	0	5	9
Issued July, 2009
Debt Disclosure [Abstract]
Employee stock ownership plan (ESOP), debt structure, indirect loan, amount	632
Employee stock ownership plan (ESOP), interest payments	$ 35	$ 15	$ 5

Shares Held by the ESOP Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Employee Stock Ownership Plan (ESOP), Shares in ESOP [Abstract]
Allocated shares	1,374	1,372
Unreleased shares	76	124
Fair value of unreleased shares	$ 13,218	$ 12,841

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Postemployment Benefits [Abstract]
Service cost for benefits earned during the period	$ 622	$ 515	$ 462
Interest cost on accumulated postretirement benefit	554	568	567
Other components	4	(16)	(39)
Net periodic postretirement benefit cost	$ 1,180	$ 1,067	$ 990

Components of Postretirement Benefit Liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined benefit plan, benefit obligation, beginning balance	$ 12,493	$ 11,103
Service cost for benefits earned during the period	622	515	462
Interest cost on accumulated post retirement benefit	554	568	567
Net benefit payments and expense	(271)	(369)
Actuarial loss (gain)	978	676
Defined benefit plan, benefit obligation, ending balance	14,376	12,493	11,103
Liabilities:
Current liabilities	493	503
Non-currrent liabilities	13,883	11,990
Total post retirement benefit liability recognized in statement of financial position	14,376	12,493
Components included in accumulated other comprehensive income:
Unrecognized net gain	205	1,179
Cumulative net periodic benefit cost (in excess of employer contribution)	$ 14,581	$ 13,672

Discount Rate Assumptions in Computation of Accumulated Postretirement Benefit Obligation (Details)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Accumulated postretirement benefit obligation	3.77%	4.17%	5.00%

Future Net Benefit Payments Expected for Post Employee Benefit Obligations (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Year-ended 2014	$ 493
Year-ended 2015	580
Year-ended 2016	682
Year-ended 2017	807
Year-ended 2018	940
Years-ended 2019 through 2023	6,974
Total	$ 10,476

Financial Instruments Level within the Fair Value Hierarchy (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets:
Short-term investments	$ 434,175
Fixed maturities - available for sale	1,032,215
Preferred stock	24,212
Common stock	38,911
Derivatives	1,165
Total	1,530,678
Liabilities:
Guaranteed residual values of TRAC leases	0
Derivatives	51,550	59,313
Other obligations	0
Total	51,550
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Short-term investments	434,175
Fixed maturities - available for sale	951,598
Preferred stock	24,212
Common stock	38,911
Derivatives	0
Total	1,448,896
Liabilities:
Guaranteed residual values of TRAC leases	0
Derivatives	0
Other obligations	0
Total	0
Significant Other Observable Inputs (Level 2)
Assets:
Short-term investments	0
Fixed maturities - available for sale	79,437
Preferred stock	0
Common stock	0
Derivatives	1,165
Total	80,602
Liabilities:
Guaranteed residual values of TRAC leases	0
Derivatives	51,550
Other obligations	0
Total	51,550
Significant Unobservable Inputs (Level 3)
Assets:
Short-term investments	0
Fixed maturities - available for sale	1,180
Preferred stock	0
Common stock	0
Derivatives	0
Total	1,180
Liabilities:
Guaranteed residual values of TRAC leases	0
Derivatives	0
Other obligations	0
Total	$ 0

Significant Unobservable Input (Level 3) Fair Value Measurements (Details) (Fixed Maturities - Asset Backed Securities, USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Fixed Maturities - Asset Backed Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at March 31, 2012	$ 1,205
Fixed maturities - asset backed securities - redemption	(43)
Fixed maturities - asset backed securities - gain (realized)	18
Fixed maturities - period increase (decrease)	(25)
Balance at March 31, 2013	$ 1,180

Reinsurance and Policy Benefits and Losses, Claims and Loss Expenses Payable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Property and Casualty Insurance | Premiums earned: Property and casualty
Year ended December 31,
Direct amount (a)	$ 31,537	[1]	$ 30,145	[1]	$ 28,179	[1]
Ceded to other companies	0		0		(68)
Assumed from other companies	2,805		2,486		2,593
Net amount (a)	34,342	[1]	32,631	[1]	30,704	[1]
Percentage of amount assumed to net	8.00%		8.00%		8.00%
Life Insurance | Life insurance in force
Year ended December 31,
Direct amount (a)	811,035	[1]	761,070	[1]	668,740	[1]
Ceded to other companies	(16,471)		(14,868)		(3,567)
Assumed from other companies	1,083,550		1,142,247		884,932
Net amount (a)	1,878,114	[1]	1,888,449	[1]	1,550,105	[1]
Percentage of amount assumed to net	58.00%		60.00%		57.00%
Life Insurance | Premiums earned: Life
Year ended December 31,
Direct amount (a)	52,751	[1]	63,396	[1]	77,721	[1]
Ceded to other companies	(2,685)		(6,909)		0
Assumed from other companies	13,640		94,982		37,300
Net amount (a)	63,706	[1]	151,469	[1]	115,021	[1]
Percentage of amount assumed to net	21.00%		63.00%		32.00%
Life Insurance | Premiums earned: Accident and health
Year ended December 31,
Direct amount (a)	106,266	[1]	115,599	[1]	88,441	[1]
Ceded to other companies	(454)		(503)		(575)
Assumed from other companies	3,409		3,635		3,815
Net amount (a)	109,221	[1]	118,731	[1]	91,681	[1]
Percentage of amount assumed to net	3.00%		3.00%		4.00%
Life Insurance | Premiums earned: Annuity
Year ended December 31,
Direct amount (a)	6,095	[1]	9,049	[1]	0	[1]
Ceded to other companies	(1,208)		(1,920)		0
Assumed from other companies	301		233		290
Net amount (a)	$ 5,188	[1]	$ 7,362	[1]	$ 290	[1]
Percentage of amount assumed to net	6.00%		3.00%		100.00%

[1]	Balances are reported net of inter-segment transactions

Policy Benefits and Losses, Claims and Loss Expenses Payable for Property and Casualty Insurance (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Reinsurance:
Total	$ 1,115,048		$ 1,145,943
Property and Casualty Insurance
Reinsurance:
Unpaid losses and loss adjustment expense	330,093		382,328		276,355	271,677
Reinsurance losses payable	91		611
Total	$ 330,184	[1]	$ 382,939	[2]

[1]	Balance as of December 31, 2012
[2]	Balances as of December 31, 2011

Activity in the Liability for Unpaid Losses and Loss Adjustment Expenses for Property and Casualty Insurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Paid related to:
Plus: reinsurance recoverables	$ 186,533	$ 240,824
Property and Casualty Insurance
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at January 1	382,328	276,355	271,677
Less: reinsurance recoverables	223,865	167,315	162,711
Net balance at January 1	158,463	109,040	108,966
Incurred related to:
Current year	8,962	9,297	9,453
Prior years	7,036	56,445	7,832
Total incurred	15,998	65,742	17,285
Paid related to:
Current year	4,405	5,049	4,971
Prior years	16,402	11,270	12,240
Total paid	20,807	16,319	17,211
Increase (decrease) in incurred and paid	(4,809)	49,423	74
Net balance at December 31	153,654	158,463	109,040
Plus: reinsurance recoverables	176,439	223,865	167,315
Balance at December 31	$ 330,093	$ 382,328	$ 276,355

Lease Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating Expenses [Abstract]
Lease expense	$ 117,448	$ 131,215	$ 150,809

Lease Commitments for Leases having Terms of More than One Year (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Year-ended March 31:
2014	$ 97,358
2015	63,337
2016	33,395
2017	15,368
2018	11,724
Thereafter	15,427
Total	236,609
Property, Plant and Equipment
Year-ended March 31:
2014	13,691
2015	3,121
2016	940
2017	838
2018	663
Thereafter	5,051
Total	24,304
Rental Equipment
Year-ended March 31:
2014	83,667
2015	60,216
2016	32,455
2017	14,530
2018	11,061
Thereafter	10,376
Total	$ 212,305

Related Party Revenue (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Related party transactions:
Management fees revenue	$ 24,378	$ 23,266	$ 22,132
Revenue from related parties	38,135	48,061	46,746
SAC Holdings
Related party transactions:
Interest income revenue	8,373	19,364	19,163
Management fees revenue	18,732	18,306	16,873
Private Mini
Related party transactions:
Interest income revenue	5,383	5,431	5,451
Management fees revenue	2,305	2,226	2,174
Mercury
Related party transactions:
Management fees revenue	$ 3,342	$ 2,734	$ 3,085

Related Party Costs and Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Related party costs and expenses:
Related party expenses, total	$ 46,461	$ 44,120	$ 39,748
SAC Holdings
Related party costs and expenses:
U-Haul lease expenses	2,626	2,430	2,491
U-Haul commission expenses	41,185	39,167	34,858
Private Mini
Related party costs and expenses:
U-Haul commission expenses	$ 2,650	$ 2,523	$ 2,399

Related Party Assets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Related party assets:
U-Haul receivables	$ 14,803		$ 7,801
Related party assets	182,035		316,157
SAC Holdings
Related party assets:
Notes receivable	72,397		195,426
U-Haul interest receivable	14,483		18,667
U-Haul receivables	22,336		30,297
Private Mini
Related party assets:
U-Haul notes, receivables and interest	68,593		68,798
Mercury
Related party assets:
U-Haul receivables	3,640		3,195
Insurance subsidiaries
Related party assets:
Other	$ 586	[1]	$ (226)	[1]

[1]	Timing differences for intercompany balances with insurance subsidiaries

Statutory Financial Information of Insurance Subsidiaries (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Repwest
Statutory financial information of insurance subsidiaries:
Audit statutory net income (loss)	$ 16,923		$ (37,417)	$ 6,946
Audited statutory capital and surplus	94,284		77,285	125,102
ARCOA
Statutory financial information of insurance subsidiaries:
Audit statutory net income (loss)	(1,881)		(362)	(773)
Audited statutory capital and surplus	2,201		2,469	2,769
Oxford
Statutory financial information of insurance subsidiaries:
Audit statutory net income (loss)	13,936		1,677	4,640
Audited statutory capital and surplus	131,920		129,445	129,173
CFLIC
Statutory financial information of insurance subsidiaries:
Audit statutory net income (loss)	8,734		8,513	4,347
Audited statutory capital and surplus	28,042		36,200	32,799
NAI
Statutory financial information of insurance subsidiaries:
Audit statutory net income (loss)	(1,962)		(4,151)	(857)
Audited statutory capital and surplus	9,804		11,564	11,265
DGLIC
Statutory financial information of insurance subsidiaries:
Audit statutory net income (loss)	0	[1]	1,828	796
Audited statutory capital and surplus	$ 0	[1]	$ 7,276	$ 5,966

[1]	Merged with CFLIC on December 31, 2012

Industry Segment and Geographic Area Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fiscal year ended:
Total revenues	$ 2,558,587	$ 2,512,027	$ 2,251,359
Depreciation and amortization, net of (gains) losses on disposals	255,372	222,692	198,760
Interest expense	90,696	90,371	88,381
Pretax earnings	408,487	325,636	289,314
Income tax expense	143,779	120,269	105,739
Identifiable assets	5,306,601	4,654,051	4,191,433
United States
Fiscal year ended:
Total revenues	2,409,291	2,364,560	2,120,597
Depreciation and amortization, net of (gains) losses on disposals	247,413	214,800	192,328
Interest expense	90,137	89,730	87,717
Pretax earnings	389,342	302,748	270,695
Income tax expense	138,911	114,050	100,212
Identifiable assets	5,160,889	4,518,772	4,061,648
Canada
Fiscal year ended:
Total revenues	149,296	147,467	130,762
Depreciation and amortization, net of (gains) losses on disposals	7,959	7,892	6,432
Interest expense	559	641	664
Pretax earnings	19,145	22,888	18,619
Income tax expense	4,868	6,219	5,527
Identifiable assets	$ 145,712	$ 135,279	$ 129,785

Consolidated Balance Sheet by Industry Segment (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
ASSETS:
Cash and cash equivalents	$ 463,744		$ 357,180		$ 382,514		$ 244,118
Reinsurance recoverables and trade receivables, net	261,789		297,974
Inventories, net	56,396		58,735
Prepaid expenses	57,451		41,858
Investments, fixed maturities and marketable equities	1,095,338		766,792
Investments, other	241,765		258,551
Deferred policy acquisition costs, net	93,043		63,914
Other assets	99,986		120,525
Related party assets	182,035		316,157
Subtotal assets	2,551,547		2,281,686
Property, plant and equipment, at cost:
Land	333,228		281,140
Buildings and improvements	1,197,875		1,087,119
Furniture and equipment	311,142		308,120
Property, plant and equipment (gross)	4,314,409		3,787,822
Less: Accumulated depreciation	(1,559,355)		(1,415,457)
Total property, plant and equipment	2,755,054		2,372,365
Total assets	5,306,601		4,654,051		4,191,433
Liabilities:
Accounts payable and accrued expenses	358,491		335,326
Notes, loans and leases payable	1,661,845		1,486,211
Policy benefits and losses, claims and loss expenses payable	1,115,048		1,145,943
Liabilities from investment contracts	510,789		240,961
Other policyholders' funds and liabilities	7,294		7,273
Deferred income	30,217		31,525
Deferred income taxes	393,658		370,992
Total liabilities	4,077,342		3,618,231
Stockholders' equity:
Additional paid-in capital	438,168		433,743
Accumulated other comprehensive loss	(22,680)		(45,436)
Retained earnings	1,482,630		1,317,064
Unearned employee stock ownership plan shares	(1,706)		(2,398)
Total stockholders' equity	1,229,259		1,035,820
Total liabilities and stockholders' equity	5,306,601		4,654,051
Rental trailers and other rental equipment
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	317,476		255,010
Rental trucks
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	2,154,688		1,856,433
Series A preferred stock
Stockholders' equity:
Preferred stock, value, issued
Series B preferred stock
Stockholders' equity:
Preferred stock, value, issued
Series A common stock
Stockholders' equity:
Common stock, value, issued
Common stock
Stockholders' equity:
Common stock, value, issued	10,497		10,497
Cost of common shares in treasury, net
Stockholders' equity:
Treasury stock, value	(525,653)		(525,653)
Cost of preferred shares in treasury, net
Stockholders' equity:
Treasury stock, value	(151,997)		(151,997)
Property and Casualty Insurance
ASSETS:
Cash and cash equivalents	14,120	[1]	22,542	[2]	21,718	[3]	22,126	[4]
Reinsurance recoverables and trade receivables, net	186,010	[1]	231,211	[2]
Inventories, net	0		0
Prepaid expenses	0	[1]	0	[2]
Investments, fixed maturities and marketable equities	160,455	[1]	132,270	[2]
Investments, other	65,212	[1]	74,757	[2]
Deferred policy acquisition costs, net	0	[1]	0	[2]
Other assets	1,212	[1]	1,507	[2]
Related party assets	8,846	[1]	7,542	[2]
Subtotal assets	435,855	[1]	469,829	[2]
Investments in subsidiaries	0	[1]	0	[2]
Property, plant and equipment, at cost:
Land	0	[1]	0	[2]
Buildings and improvements	0	[1]	0	[2]
Furniture and equipment	0	[1]	0	[2]
Property, plant and equipment (gross)	0	[1]	0	[2]
Less: Accumulated depreciation	0	[1]	0	[2]
Total property, plant and equipment	0	[1]	0	[2]
Total assets	435,855	[1]	469,829	[2]
Liabilities:
Accounts payable and accrued expenses	0	[1]	0	[2]
Notes, loans and leases payable	0	[1]	0	[2]
Policy benefits and losses, claims and loss expenses payable	330,184	[1]	382,939	[2]
Liabilities from investment contracts	0	[1]	0	[2]
Other policyholders' funds and liabilities	3,157	[1]	3,438	[2]
Deferred income	0	[1]	0	[2]
Deferred income taxes	(36,241)	[1]	(41,945)
Related party liabilities	1,844	[1]	1,555	[2]
Total liabilities	298,944	[1]	345,987	[2]
Stockholders' equity:
Additional paid-in capital	91,120	[1]	89,620	[2]
Accumulated other comprehensive loss	4,568	[1]	2,255	[2]
Retained earnings	37,922	[1]	28,666	[2]
Unearned employee stock ownership plan shares	0	[1]	0	[2]
Total stockholders' equity	136,911	[1]	123,842	[2]
Total liabilities and stockholders' equity	435,855	[1]	469,829	[2]
Property and Casualty Insurance | Rental trailers and other rental equipment
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	0	[1]	0	[2]
Property and Casualty Insurance | Rental trucks
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	0	[1]	0	[2]
Property and Casualty Insurance | Series A preferred stock
Stockholders' equity:
Preferred stock, value, issued	0	[1]	0	[2]
Property and Casualty Insurance | Series B preferred stock
Stockholders' equity:
Preferred stock, value, issued	0	[1]	0	[2]
Property and Casualty Insurance | Series A common stock
Stockholders' equity:
Common stock, value, issued	0	[1]	0	[2]
Property and Casualty Insurance | Common stock
Stockholders' equity:
Common stock, value, issued	3,301	[1]	3,301	[2]
Property and Casualty Insurance | Cost of common shares in treasury, net
Stockholders' equity:
Treasury stock, value	0	[1]	0	[2]
Property and Casualty Insurance | Cost of preferred shares in treasury, net
Stockholders' equity:
Treasury stock, value	0	[1]	0	[2]
Life Insurance
ASSETS:
Cash and cash equivalents	22,064	[1]	25,410	[2]	37,301	[3]	14,287	[4]
Reinsurance recoverables and trade receivables, net	32,520	[1]	29,660	[2]
Inventories, net	0		0
Prepaid expenses	0	[1]	0	[2]
Investments, fixed maturities and marketable equities	913,655	[1]	617,494	[2]
Investments, other	125,900	[1]	131,461	[2]
Deferred policy acquisition costs, net	93,043	[1]	63,914	[2]
Other assets	157	[1]	203	[2]
Related party assets	514	[1]	482	[2]
Subtotal assets	1,187,853	[1]	868,624	[2]
Investments in subsidiaries	0	[1]	0	[2]
Property, plant and equipment, at cost:
Land	0	[1]	0	[2]
Buildings and improvements	0	[1]	0	[2]
Furniture and equipment	0	[1]	0	[2]
Property, plant and equipment (gross)	0	[1]	0	[2]
Less: Accumulated depreciation	0	[1]	0	[2]
Total property, plant and equipment	0	[1]	0	[2]
Total assets	1,187,853	[1]	868,624	[2]
Liabilities:
Accounts payable and accrued expenses	8,139	[1]	10,060	[2]
Notes, loans and leases payable	0	[1]	0	[2]
Policy benefits and losses, claims and loss expenses payable	404,040	[1]	382,864	[2]
Liabilities from investment contracts	510,789	[1]	240,961	[2]
Other policyholders' funds and liabilities	4,137	[1]	3,835	[2]
Deferred income	0	[1]	0	[2]
Deferred income taxes	17,810	[1]	14,945
Related party liabilities	208	[1]	172	[2]
Total liabilities	945,123	[1]	652,837	[2]
Stockholders' equity:
Additional paid-in capital	26,271	[1]	26,271	[2]
Accumulated other comprehensive loss	37,567	[1]	23,888	[2]
Retained earnings	176,392	[1]	163,128	[2]
Unearned employee stock ownership plan shares	0	[1]	0	[2]
Total stockholders' equity	242,730	[1]	215,787	[2]
Total liabilities and stockholders' equity	1,187,853	[1]	868,624	[2]
Life Insurance | Rental trailers and other rental equipment
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	0	[1]	0	[2]
Life Insurance | Rental trucks
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	0	[1]	0	[2]
Life Insurance | Series A preferred stock
Stockholders' equity:
Preferred stock, value, issued	0	[1]	0	[2]
Life Insurance | Series B preferred stock
Stockholders' equity:
Preferred stock, value, issued	0	[1]	0	[2]
Life Insurance | Series A common stock
Stockholders' equity:
Common stock, value, issued	0	[1]	0	[2]
Life Insurance | Common stock
Stockholders' equity:
Common stock, value, issued	2,500	[1]	2,500	[2]
Life Insurance | Cost of common shares in treasury, net
Stockholders' equity:
Treasury stock, value	0	[1]	0	[2]
Life Insurance | Cost of preferred shares in treasury, net
Stockholders' equity:
Treasury stock, value	0	[1]	0	[2]
Eliminations
ASSETS:
Cash and cash equivalents	0		0		0		0
Reinsurance recoverables and trade receivables, net	0		0
Inventories, net	0		0
Prepaid expenses	0		0
Investments, fixed maturities and marketable equities	0		0
Investments, other	0		0
Deferred policy acquisition costs, net	0		0
Other assets	0		0
Related party assets	(11,526)	[5]	(10,057)	[5]
Subtotal assets	(11,526)		(10,057)
Investments in subsidiaries	(379,641)	[6]	(339,629)	[6]
Property, plant and equipment, at cost:
Land	0		0
Buildings and improvements	0		0
Furniture and equipment	0		0
Property, plant and equipment (gross)	0		0
Less: Accumulated depreciation	0		0
Total property, plant and equipment	0		0
Total assets	(391,167)		(349,686)
Liabilities:
Accounts payable and accrued expenses	0		0
Notes, loans and leases payable	0		0
Policy benefits and losses, claims and loss expenses payable	0		0
Liabilities from investment contracts	0		0
Other policyholders' funds and liabilities	0		0
Deferred income	0		0
Deferred income taxes	0		0
Related party liabilities	(11,526)	[5]	(10,057)	[5]
Total liabilities	(11,526)		(10,057)
Stockholders' equity:
Additional paid-in capital	(117,601)	[6]	(116,101)	[6]
Accumulated other comprehensive loss	(42,135)	[6]	(26,143)	[6]
Retained earnings	(214,104)	[6]	(191,584)	[6]
Unearned employee stock ownership plan shares	0		0
Total stockholders' equity	(379,641)		(339,629)
Total liabilities and stockholders' equity	(391,167)		(349,686)
Eliminations | Rental trailers and other rental equipment
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	0		0
Eliminations | Rental trucks
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	0		0
Eliminations | Series A preferred stock
Stockholders' equity:
Preferred stock, value, issued	0		0
Eliminations | Series B preferred stock
Stockholders' equity:
Preferred stock, value, issued	0		0
Eliminations | Series A common stock
Stockholders' equity:
Common stock, value, issued	0		0
Eliminations | Common stock
Stockholders' equity:
Common stock, value, issued	(5,801)	[6]	(5,801)	[6]
Eliminations | Cost of common shares in treasury, net
Stockholders' equity:
Treasury stock, value	0		0
Eliminations | Cost of preferred shares in treasury, net
Stockholders' equity:
Treasury stock, value	0		0
Moving and Storage Operating Segment
ASSETS:
Cash and cash equivalents	427,560		309,228		323,495		207,705
Reinsurance recoverables and trade receivables, net	43,259		37,103
Inventories, net	56,396		58,735
Prepaid expenses	57,451		41,858
Investments, fixed maturities and marketable equities	21,228		17,028
Investments, other	50,653		52,333
Deferred policy acquisition costs, net	0		0
Other assets	98,617		118,815
Related party assets	184,201		318,190
Subtotal assets	939,365		953,290
Investments in subsidiaries	379,641		339,629
Property, plant and equipment, at cost:
Land	333,228		281,140
Buildings and improvements	1,197,875		1,087,119
Furniture and equipment	311,142		308,120
Property, plant and equipment (gross)	4,314,409		3,787,822
Less: Accumulated depreciation	(1,559,355)		(1,415,457)
Total property, plant and equipment	2,755,054		2,372,365
Total assets	4,074,060		3,665,284
Liabilities:
Accounts payable and accrued expenses	350,352		325,266
Notes, loans and leases payable	1,661,845		1,486,211
Policy benefits and losses, claims and loss expenses payable	380,824		380,140
Liabilities from investment contracts	0		0
Other policyholders' funds and liabilities	0		0
Deferred income	30,217		31,525
Deferred income taxes	412,089		397,992
Related party liabilities	9,474		8,330
Total liabilities	2,844,801		2,629,464
Stockholders' equity:
Additional paid-in capital	438,378		433,953
Accumulated other comprehensive loss	(22,680)		(45,436)
Retained earnings	1,482,420		1,316,854
Unearned employee stock ownership plan shares	(1,706)		(2,398)
Total stockholders' equity	1,229,259		1,035,820
Total liabilities and stockholders' equity	4,074,060		3,665,284
Moving and Storage Operating Segment | Rental trailers and other rental equipment
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	317,476		255,010
Moving and Storage Operating Segment | Rental trucks
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	2,154,688		1,856,433
Moving and Storage Operating Segment | Series A preferred stock
Stockholders' equity:
Preferred stock, value, issued	0		0
Moving and Storage Operating Segment | Series B preferred stock
Stockholders' equity:
Preferred stock, value, issued	0		0
Moving and Storage Operating Segment | Series A common stock
Stockholders' equity:
Common stock, value, issued	0		0
Moving and Storage Operating Segment | Common stock
Stockholders' equity:
Common stock, value, issued	10,497		10,497
Moving and Storage Operating Segment | Cost of common shares in treasury, net
Stockholders' equity:
Treasury stock, value	(525,653)		(525,653)
Moving and Storage Operating Segment | Cost of preferred shares in treasury, net
Stockholders' equity:
Treasury stock, value	(151,997)		(151,997)
AMERCO
ASSETS:
Cash and cash equivalents	327,119		201,502		250,104		100,460
Reinsurance recoverables and trade receivables, net	0		0
Inventories, net	0		0
Prepaid expenses	22,475		9,496
Investments, fixed maturities and marketable equities	21,228		17,028
Investments, other	0		0
Deferred policy acquisition costs, net	0		0
Other assets	118		483
Related party assets	1,032,124		1,201,385
Subtotal assets	1,403,064		1,429,894
Investments in subsidiaries	240,080		8,168
Property, plant and equipment, at cost:
Land	0		0
Buildings and improvements	0		0
Furniture and equipment	136		138
Property, plant and equipment (gross)	136		138
Less: Accumulated depreciation	(116)		(115)
Total property, plant and equipment	20		23
Total assets	1,643,164		1,438,085
Liabilities:
Accounts payable and accrued expenses	110		1,875
Notes, loans and leases payable	0		0
Policy benefits and losses, claims and loss expenses payable	0		0
Liabilities from investment contracts	0		0
Other policyholders' funds and liabilities	0		0
Deferred income	0		0
Deferred income taxes	412,089		397,992
Related party liabilities	0		0
Total liabilities	412,199		399,867
Stockholders' equity:
Additional paid-in capital	438,378		433,953
Accumulated other comprehensive loss	(22,680)		(45,436)
Retained earnings	1,482,420		1,316,854		1,139,792
Unearned employee stock ownership plan shares	0		0
Total stockholders' equity	1,230,965		1,038,218
Total liabilities and stockholders' equity	1,643,164		1,438,085
AMERCO | Rental trailers and other rental equipment
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	0		0
AMERCO | Rental trucks
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	0		0
AMERCO | Series A preferred stock
Stockholders' equity:
Preferred stock, value, issued	0		0
AMERCO | Series B preferred stock
Stockholders' equity:
Preferred stock, value, issued	0		0
AMERCO | Series A common stock
Stockholders' equity:
Common stock, value, issued	0		0
AMERCO | Common stock
Stockholders' equity:
Common stock, value, issued	10,497		10,497
AMERCO | Cost of common shares in treasury, net
Stockholders' equity:
Treasury stock, value	(525,653)		(525,653)
AMERCO | Cost of preferred shares in treasury, net
Stockholders' equity:
Treasury stock, value	(151,997)		(151,997)
U-Haul
ASSETS:
Cash and cash equivalents	98,926		106,951		72,634		107,241
Reinsurance recoverables and trade receivables, net	43,259		37,103
Inventories, net	56,396		58,735
Prepaid expenses	34,956		32,051
Investments, fixed maturities and marketable equities	0		0
Investments, other	100		9,880
Deferred policy acquisition costs, net	0		0
Other assets	69,671		91,761
Related party assets	127,751		261,341
Subtotal assets	431,059		597,822
Investments in subsidiaries	(539)		0
Property, plant and equipment, at cost:
Land	81,421		67,558
Buildings and improvements	184,053		162,351
Furniture and equipment	292,621		289,601
Property, plant and equipment (gross)	3,030,259		2,630,953
Less: Accumulated depreciation	(1,185,796)		(1,056,854)
Total property, plant and equipment	1,844,463		1,574,099
Total assets	2,274,983		2,171,921
Liabilities:
Accounts payable and accrued expenses	345,864		319,780
Notes, loans and leases payable	881,766		769,497
Policy benefits and losses, claims and loss expenses payable	380,824		380,140
Liabilities from investment contracts	0		0
Other policyholders' funds and liabilities	0		0
Deferred income	30,217		31,525
Deferred income taxes	0		0
Related party liabilities	637,909		855,016
Total liabilities	2,276,580		2,355,958
Stockholders' equity:
Additional paid-in capital	121,230		121,230
Accumulated other comprehensive loss	(62,325)		(66,302)
Retained earnings	(58,797)		(237,107)
Unearned employee stock ownership plan shares	(1,706)		(2,398)
Total stockholders' equity	(1,597)		(184,037)
Total liabilities and stockholders' equity	2,274,983		2,171,921
U-Haul | Rental trailers and other rental equipment
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	317,476		255,010
U-Haul | Rental trucks
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	2,154,688		1,856,433
U-Haul | Series A preferred stock
Stockholders' equity:
Preferred stock, value, issued	0		0
U-Haul | Series B preferred stock
Stockholders' equity:
Preferred stock, value, issued	0		0
U-Haul | Series A common stock
Stockholders' equity:
Common stock, value, issued	0		0
U-Haul | Common stock
Stockholders' equity:
Common stock, value, issued	1		540
U-Haul | Cost of common shares in treasury, net
Stockholders' equity:
Treasury stock, value	0		0
U-Haul | Cost of preferred shares in treasury, net
Stockholders' equity:
Treasury stock, value	0		0
Real Estate
ASSETS:
Cash and cash equivalents	1,515		775		757		4
Reinsurance recoverables and trade receivables, net	0		0
Inventories, net	0		0
Prepaid expenses	20		311
Investments, fixed maturities and marketable equities	0		0
Investments, other	50,553		42,453
Deferred policy acquisition costs, net	0		0
Other assets	28,828		26,571
Related party assets	9		9
Subtotal assets	80,925		70,119
Investments in subsidiaries	0		0
Property, plant and equipment, at cost:
Land	251,807		213,582
Buildings and improvements	1,013,822		924,768
Furniture and equipment	18,385		18,381
Property, plant and equipment (gross)	1,284,014		1,156,731
Less: Accumulated depreciation	(373,443)		(358,488)
Total property, plant and equipment	910,571		798,243
Total assets	991,496		868,362
Liabilities:
Accounts payable and accrued expenses	4,378		3,611
Notes, loans and leases payable	780,079		716,714
Policy benefits and losses, claims and loss expenses payable	0		0
Liabilities from investment contracts	0		0
Other policyholders' funds and liabilities	0		0
Deferred income	0		0
Deferred income taxes	0		0
Related party liabilities	347,248		297,859
Total liabilities	1,131,705		1,018,184
Stockholders' equity:
Additional paid-in capital	147,941		147,941
Accumulated other comprehensive loss	0		0
Retained earnings	(288,151)		(297,764)
Unearned employee stock ownership plan shares	0		0
Total stockholders' equity	(140,209)		(149,822)
Total liabilities and stockholders' equity	991,496		868,362
Real Estate | Rental trailers and other rental equipment
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	0		0
Real Estate | Rental trucks
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	0		0
Real Estate | Series A preferred stock
Stockholders' equity:
Preferred stock, value, issued	0		0
Real Estate | Series B preferred stock
Stockholders' equity:
Preferred stock, value, issued	0		0
Real Estate | Series A common stock
Stockholders' equity:
Common stock, value, issued	0		0
Real Estate | Common stock
Stockholders' equity:
Common stock, value, issued	1		1
Real Estate | Cost of common shares in treasury, net
Stockholders' equity:
Treasury stock, value	0		0
Real Estate | Cost of preferred shares in treasury, net
Stockholders' equity:
Treasury stock, value	0		0
Eliminations
ASSETS:
Cash and cash equivalents	0		0		0		0
Reinsurance recoverables and trade receivables, net	0		0
Inventories, net	0		0
Prepaid expenses	0		0
Investments, fixed maturities and marketable equities	0		0
Investments, other	0		0
Deferred policy acquisition costs, net	0		0
Other assets	0		0
Related party assets	(975,683)	[5]	(1,144,545)	[5]
Subtotal assets	(975,683)		(1,144,545)
Investments in subsidiaries	140,100	[6]	331,461	[6]
Property, plant and equipment, at cost:
Land	0		0
Buildings and improvements	0		0
Furniture and equipment	0		0
Property, plant and equipment (gross)	0		0
Less: Accumulated depreciation	0		0
Total property, plant and equipment	0		0
Total assets	(835,583)		(813,084)
Liabilities:
Accounts payable and accrued expenses	0		0
Notes, loans and leases payable	0		0
Policy benefits and losses, claims and loss expenses payable	0		0
Liabilities from investment contracts	0		0
Other policyholders' funds and liabilities	0		0
Deferred income	0		0
Deferred income taxes	0		0
Related party liabilities	(975,683)	[5]	(1,144,545)	[5]
Total liabilities	(975,683)		(1,144,545)
Stockholders' equity:
Additional paid-in capital	(269,171)	[6]	(269,171)	[6]
Accumulated other comprehensive loss	62,325	[6]	66,302	[6]
Retained earnings	346,948	[6]	534,871	[6]
Unearned employee stock ownership plan shares	0		0
Total stockholders' equity	140,100		331,461
Total liabilities and stockholders' equity	(835,583)		(813,084)
Eliminations | Rental trailers and other rental equipment
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	0		0
Eliminations | Rental trucks
Property, plant and equipment, at cost:
Property subject to or available for operating lease, gross	0		0
Eliminations | Series A preferred stock
Stockholders' equity:
Preferred stock, value, issued	0		0
Eliminations | Series B preferred stock
Stockholders' equity:
Preferred stock, value, issued	0		0
Eliminations | Series A common stock
Stockholders' equity:
Common stock, value, issued	0		0
Eliminations | Common stock
Stockholders' equity:
Common stock, value, issued	(2)	[6]	(541)	[6]
Eliminations | Cost of common shares in treasury, net
Stockholders' equity:
Treasury stock, value	0		0
Eliminations | Cost of preferred shares in treasury, net
Stockholders' equity:
Treasury stock, value	$ 0		$ 0

[1]	Balance as of December 31, 2012
[2]	Balances as of December 31, 2011
[3]	Balance for the period ended December 31, 2011
[4]	Balance for the period ended December 31, 2010
[5]	Eliminate intercompany receivables and payables
[6]	Eliminate investment in subsidiaries

Consolidated Statement of Operations by Industry Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Revenues:
Self-moving equipment rentals	$ 1,767,520		$ 1,678,256		$ 1,547,015
Self-storage revenues	152,660		134,376		120,698
Self-moving and self-storage products and service sales	221,117		213,854		205,570
Property management fees	24,378		23,266		22,132
Life insurance premiums	178,115		277,562		206,992
Property and casualty insurance premiums	34,342		32,631		30,704
Net investment and interest income	82,903		73,552		62,745
Other revenue	97,552		78,530		55,503
Total revenues	2,558,587		2,512,027		2,251,359
Costs and expenses:
Operating expenses	1,170,568		1,093,190		1,026,577
Commission expenses	228,124		212,190		190,981
Cost of sales	107,216		116,542		106,024
Benefits and losses	180,676		320,191		200,513
Amortization of deferred policy acquisition costs	17,376		13,791		9,494
Lease expense	117,448		131,215		150,809
Depreciation, net of (gains) losses on disposals	237,996		208,901		189,266
Total costs and expenses	2,059,404		2,096,020		1,873,664
Earnings from operations	499,183		416,007		377,695
Interest income (expense)	(90,696)		(90,371)		(88,381)
Total pretax earnings (loss)	408,487		325,636		289,314
Income tax expense	(143,779)		(120,269)		(105,739)
Net earnings	264,708		205,367		183,575
Less: Excess of redemption value over carrying value of preferred shares redeemed			(5,908)		(178)
Preferred stock dividends paid			(2,913)		(12,412)
Earnings available to common shareholders	264,708		196,546		170,985
Property and Casualty Insurance
Revenues:
Self-moving equipment rentals	0	[1]	0	[2]	0	[3]
Self-storage revenues	0	[1]	0	[2]	0	[3]
Self-moving and self-storage products and service sales	0	[1]	0	[2]	0	[3]
Property management fees	0	[1]	0	[2]	0	[3]
Life insurance premiums	0	[1]	0	[2]	0	[3]
Property and casualty insurance premiums	34,342	[1]	32,631	[2]	30,704	[3]
Net investment and interest income	13,858	[1]	9,955	[2]	7,959	[3]
Other revenue	0	[1]	0	[2]	0	[3]
Total revenues	48,200	[1]	42,586	[2]	38,663	[3]
Costs and expenses:
Operating expenses	18,007	[1]	13,270	[2]	15,824	[3]
Commission expenses	0	[1]	0	[2]	0	[3]
Cost of sales	0	[1]	0	[2]	0	[3]
Benefits and losses	15,999	[1]	65,742	[2]	17,201	[3]
Amortization of deferred policy acquisition costs	0	[1],[4]	0	[2]	0	[3],[5]
Lease expense	0	[1]	0	[2]	0	[3]
Depreciation, net of (gains) losses on disposals	0	[1]	0	[2]	0	[3]
Total costs and expenses	34,006	[1]	79,012	[2]	33,025	[3]
Earnings (loss) from operations before subsidiaries	14,194	[1]	(36,426)	[2]	5,638	[3]
Equity in earnings of subsidiaries	0	[1]	0	[2]	0	[3]
Earnings from operations	14,194	[1]	(36,426)	[2]	5,638	[3]
Interest income (expense)	0	[1]	0	[2]	0	[3]
Total pretax earnings (loss)	14,194	[1]	(36,426)	[2]	5,638	[3]
Income tax expense	(4,938)	[1]	12,863	[2]	(1,831)	[3]
Net earnings	9,256	[4]	(23,563)	[2]	3,807	[3]
Less: Excess of redemption value over carrying value of preferred shares redeemed			0	[2]	0	[3]
Preferred stock dividends paid			0	[2]	0	[3]
Earnings available to common shareholders	9,256	[1]	(23,563)	[2]	3,807	[3]
Life Insurance
Revenues:
Self-moving equipment rentals	0	[1]	0	[2]	0	[3]
Self-storage revenues	0	[1]	0	[2]	0	[3]
Self-moving and self-storage products and service sales	0	[1]	0	[2]	0	[3]
Property management fees	0	[1]	0	[2]	0	[3]
Life insurance premiums	178,115	[1]	277,562	[2]	206,992	[3]
Property and casualty insurance premiums	0	[1]	0	[2]	0	[3]
Net investment and interest income	50,850	[1]	38,127	[2]	30,822	[3]
Other revenue	2,525	[1]	1,585	[2]	2,181	[3]
Total revenues	231,490	[1]	317,274	[2]	239,995	[3]
Costs and expenses:
Operating expenses	26,482	[1]	28,885	[2]	29,754	[3]
Commission expenses	0	[1]	0	[2]	0	[3]
Cost of sales	0	[1]	0	[2]	0	[3]
Benefits and losses	164,677	[1]	254,449	[2]	183,312	[3]
Amortization of deferred policy acquisition costs	17,376	[1],[4]	13,791	[2]	9,494	[3],[5]
Lease expense	0	[1]	0	[2]	0	[3]
Depreciation, net of (gains) losses on disposals	0	[1]	0	[2]	0	[3]
Total costs and expenses	208,535	[1]	297,125	[2]	222,560	[3]
Earnings (loss) from operations before subsidiaries	22,955	[1]	20,149	[2]	17,435	[3]
Equity in earnings of subsidiaries	0	[1]	0	[2]	0	[3]
Earnings from operations	22,955	[1]	20,149	[2]	17,435	[3]
Interest income (expense)	0	[1]	0	[2]	0	[3]
Total pretax earnings (loss)	22,955	[1]	20,149	[2]	17,435	[3]
Income tax expense	(7,970)	[1]	(6,964)	[2]	(6,315)	[3]
Net earnings	14,985	[4]	13,185	[2]	11,120	[3]
Less: Excess of redemption value over carrying value of preferred shares redeemed			0	[2]	0	[3]
Preferred stock dividends paid			0	[2]	0	[3]
Earnings available to common shareholders	14,985	[1]	13,185	[2]	11,120	[3]
Eliminations
Revenues:
Self-moving equipment rentals	(1,538)	[6]	(1,707)	[6]	(2,043)	[6]
Self-storage revenues	0		0		0
Self-moving and self-storage products and service sales	0		0		0
Property management fees	0		0		0
Life insurance premiums	0		0		0
Property and casualty insurance premiums	0		0		0
Net investment and interest income	(427)	[7]	(1,662)	[8],[9]	(1,738)	[8],[9]
Other revenue	(1,480)	[7]	(1,387)	[8]	(1,344)	[8]
Total revenues	(3,445)		(4,756)		(5,125)
Costs and expenses:
Operating expenses	(2,984)	[6],[7]	(3,087)	[6],[8]	(3,353)	[6],[8]
Commission expenses	0		0		0
Cost of sales	0		0		0
Benefits and losses	0		0		0
Amortization of deferred policy acquisition costs	0		0		0
Lease expense	(167)	[7]	(1,187)	[8]	(1,221)	[8]
Depreciation, net of (gains) losses on disposals	0		0		0
Total costs and expenses	(3,151)		(4,274)		(4,574)
Earnings (loss) from operations before subsidiaries	(294)		(482)		(551)
Equity in earnings of subsidiaries	(24,241)	[10]	10,378	[10]	(14,927)	[10]
Earnings from operations	(24,535)		9,896		(15,478)
Interest income (expense)	294	[7]	154		0
Total pretax earnings (loss)	(24,241)		10,050		(15,478)
Income tax expense	0		0		0
Net earnings	(24,241)		10,050		(15,478)
Less: Excess of redemption value over carrying value of preferred shares redeemed			0		(178)
Preferred stock dividends paid			328	[9]	551	[9]
Earnings available to common shareholders	(24,241)		10,378		(15,105)
Moving and Storage Operating Segment
Revenues:
Self-moving equipment rentals	1,769,058		1,679,963		1,549,058
Self-storage revenues	152,660		134,376		120,698
Self-moving and self-storage products and service sales	221,117		213,854		205,570
Property management fees	24,378		23,266		22,132
Life insurance premiums	0		0		0
Property and casualty insurance premiums	0		0		0
Net investment and interest income	18,622		27,132		25,702
Other revenue	96,507		78,332		54,666
Total revenues	2,282,342		2,156,923		1,977,826
Costs and expenses:
Operating expenses	1,129,063		1,054,122		984,352
Commission expenses	228,124		212,190		190,981
Cost of sales	107,216		116,542		106,024
Benefits and losses	0		0		0
Amortization of deferred policy acquisition costs	0		0		0
Lease expense	117,615		132,402		152,030
Depreciation, net of (gains) losses on disposals	237,996		208,901		189,266
Total costs and expenses	1,820,014		1,724,157		1,622,653
Earnings (loss) from operations before subsidiaries	462,328		432,766		355,173
Equity in earnings of subsidiaries	24,241		(10,378)		14,927
Earnings from operations	486,569		422,388		370,100
Interest income (expense)	(90,990)		(90,525)		(88,381)
Total pretax earnings (loss)	395,579		331,863		281,719
Income tax expense	(130,871)		(126,168)		(97,593)
Net earnings	264,708		205,695		184,126
Less: Excess of redemption value over carrying value of preferred shares redeemed			(5,908)		0
Preferred stock dividends paid			(3,241)		(12,963)
Earnings available to common shareholders	264,708		196,546		171,163
AMERCO
Revenues:
Self-moving equipment rentals	0		0		0
Self-storage revenues	0		0		0
Self-moving and self-storage products and service sales	0		0		0
Property management fees	0		0		0
Life insurance premiums	0		0		0
Property and casualty insurance premiums	0		0		0
Net investment and interest income	5,248		5,857		5,140
Other revenue	81		228		20
Total revenues	5,329		6,085		5,160
Costs and expenses:
Operating expenses	13,611		9,081		7,489
Commission expenses	0		0		0
Cost of sales	0		0		0
Benefits and losses	0		0		0
Amortization of deferred policy acquisition costs	0		0		0
Lease expense	92		93		90
Depreciation, net of (gains) losses on disposals	5		5		9
Total costs and expenses	13,708		9,179		7,588
Earnings (loss) from operations before subsidiaries	(8,379)		(3,094)		(2,428)
Equity in earnings of subsidiaries	212,164		149,160		132,570
Earnings from operations	203,785		146,066		130,142
Interest income (expense)	91,125		94,278		85,584
Total pretax earnings (loss)	294,910		240,344		215,726
Income tax expense	(30,202)		(34,649)		(31,600)
Net earnings	264,708		205,695		184,126
Less: Excess of redemption value over carrying value of preferred shares redeemed	0		(5,908)		0
Preferred stock dividends paid			(3,241)		(12,963)
Earnings available to common shareholders	264,708		196,546		171,163
U-Haul
Revenues:
Self-moving equipment rentals	1,769,058		1,679,963		1,549,058
Self-storage revenues	151,512		133,070		119,359
Self-moving and self-storage products and service sales	221,117		213,854		205,570
Property management fees	24,378		23,266		22,132
Life insurance premiums	0		0		0
Property and casualty insurance premiums	0		0		0
Net investment and interest income	8,462		20,577		20,562
Other revenue	102,776		83,894		60,230
Total revenues	2,277,303		2,154,624		1,976,911
Costs and expenses:
Operating expenses	1,199,550		1,121,681		1,050,921
Commission expenses	228,124		212,190		190,981
Cost of sales	107,216		116,542		106,024
Benefits and losses	0		0		0
Amortization of deferred policy acquisition costs	0		0		0
Lease expense	117,491		132,286		151,918
Depreciation, net of (gains) losses on disposals	224,407		195,469		177,116
Total costs and expenses	1,876,788		1,778,168		1,676,960
Earnings (loss) from operations before subsidiaries	400,515		376,456		299,951
Equity in earnings of subsidiaries	0		0		0
Earnings from operations	400,515		376,456		299,951
Interest income (expense)	(124,012)		(132,781)		(129,516)
Total pretax earnings (loss)	276,503		243,675		170,435
Income tax expense	(96,099)		(88,096)		(60,342)
Net earnings	180,404		155,579		110,093
Less: Excess of redemption value over carrying value of preferred shares redeemed			0		0
Preferred stock dividends paid			0		0
Earnings available to common shareholders	180,404		155,579		110,093
Real Estate
Revenues:
Self-moving equipment rentals	0		0		0
Self-storage revenues	1,148		1,306		1,339
Self-moving and self-storage products and service sales	0		0		0
Property management fees	0		0		0
Life insurance premiums	0		0		0
Property and casualty insurance premiums	0		0		0
Net investment and interest income	4,912		698		0
Other revenue	88,626		80,318		77,947
Total revenues	94,686		82,322		79,286
Costs and expenses:
Operating expenses	10,878		9,468		9,473
Commission expenses	0		0		0
Cost of sales	0		0		0
Benefits and losses	0		0		0
Amortization of deferred policy acquisition costs	0		0		0
Lease expense	32		23		22
Depreciation, net of (gains) losses on disposals	13,584		13,427		12,141
Total costs and expenses	24,494		22,918		21,636
Earnings (loss) from operations before subsidiaries	70,192		59,404		57,650
Equity in earnings of subsidiaries	0		0		0
Earnings from operations	70,192		59,404		57,650
Interest income (expense)	(58,103)		(52,022)		(44,449)
Total pretax earnings (loss)	12,089		7,382		13,201
Income tax expense	(4,570)		(3,423)		(5,651)
Net earnings	7,519		3,959		7,550
Less: Excess of redemption value over carrying value of preferred shares redeemed			0		0
Preferred stock dividends paid			0		0
Earnings available to common shareholders	7,519		3,959		7,550
Eliminations
Revenues:
Self-moving equipment rentals	0		0		0
Self-storage revenues	0		0		0
Self-moving and self-storage products and service sales	0		0		0
Property management fees	0		0		0
Life insurance premiums	0		0		0
Property and casualty insurance premiums	0		0		0
Net investment and interest income	0		0		0
Other revenue	(94,976)	[7]	(86,108)	[8]	(83,531)	[8]
Total revenues	(94,976)		(86,108)		(83,531)
Costs and expenses:
Operating expenses	(94,976)	[7]	(86,108)	[8]	(83,531)	[8]
Commission expenses	0		0		0
Cost of sales	0		0		0
Benefits and losses	0		0		0
Amortization of deferred policy acquisition costs	0		0		0
Lease expense	0		0		0
Depreciation, net of (gains) losses on disposals	0		0		0
Total costs and expenses	(94,976)		(86,108)		(83,531)
Earnings (loss) from operations before subsidiaries	0		0		0
Equity in earnings of subsidiaries	(187,923)	[10]	(159,538)	[10]	(117,643)	[10]
Earnings from operations	(187,923)		(159,538)		(117,643)
Interest income (expense)	0		0		0
Total pretax earnings (loss)	(187,923)		(159,538)		(117,643)
Income tax expense	0		0		0
Net earnings	(187,923)		(159,538)		(117,643)
Less: Excess of redemption value over carrying value of preferred shares redeemed			0		0
Preferred stock dividends paid			0		0
Earnings available to common shareholders	$ (187,923)		$ (159,538)		$ (117,643)

[1]	Balances for the year ended December 31, 2012
[2]	Balances for the year ended December 31, 2011
[3]	Balances for the year ended December 31, 2010
[4]	Balance for the period ended December 31, 2012
[5]	Balance for the period ended December 31, 2010
[6]	Eliminate intercompany premiums
[7]	Eliminate intercompany lease / interest income
[8]	Eliminate intercompany lease income
[9]	Elimination of preferred stock dividend paid to affiliate
[10]	Eliminate equity in earnings of subsidiaries

Consolidated Cash Flow Statement by Industry Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Cash flow from operating activities:
Net earnings	$ 264,708		$ 205,367		$ 183,575
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	260,492		229,789		212,324
Amortization of deferred policy acquisition costs	17,376		13,791		9,494
Change in allowance for losses on trade receivables	(134)		(208)		28
Change in allowance for inventory reserves	1,133		1,382		(674)
Net of (gains) losses on sale of real and personal property	(22,496)		(20,888)		(23,058)
Net (gain) loss on sale of investments	(8,323)		(5,579)		(1,135)
Deferred Income Taxes and Tax Credits	13,518		104,360		80,898
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	36,322		(77,115)		(5,966)
Inventories	1,206		(173)		(6,431)
Prepaid expenses	(15,587)		15,748		(4,244)
Capitalization of deferred policy acquisition costs	(50,640)		(23,166)		(25,239)
Other assets	21,556		5,992		28,715
Related party assets	133,672		(14,210)		(87)
Accounts payable and accrued expenses	40,032		19,469		12,547
Policy benefits and losses, claims and loss expenses payable	(30,478)		212,330		109,334
Other policyholders' funds and liabilities	21		(1,458)		566
Deferred income	(1,312)		4,367		1,967
Related party liabilities	464		44		249
Net cash provided by operating activities	661,530		669,842		572,863
Purchase of:
Property, plant and equipment	(655,984)		(589,799)		(480,418)
Short term investments	(411,638)		(291,622)		(260,766)
Fixed maturities investments	(443,262)		(220,104)		(215,931)
Equity securities	(16,289)		(9,048)		(11,550)
Preferred stock	(6,296)		(2,717)		(14,352)
Real estate	(1,073)		(7,829)		(193)
Mortgage loans	(80,711)		(127,163)		(38,558)
Other investments	0		0		(2,000)
Proceeds from sale of:
Property, plant and equipment	220,699		168,912		180,411
Short term investments	417,520		300,893		317,213
Fixed maturities investments	160,806		128,486		131,981
Equity securities	372		10,222		1,198
Preferred stock	7,258		2,352		1,914
Real estate	671		440		1,925
Mortgage loans	95,714		54,840		15,156
Net cash used by investing activities	(712,213)		(582,137)		(373,970)
Cash flow from financing activities:
Borrowings from credit facilities	270,546		237,780		321,862
Principal repayments on credit facilities	(257,957)		(201,888)		(288,882)
Debt issuance costs	(2,223)		(2,004)		(1,987)
Capital lease payments	(26,877)		(8,328)		(11,522)
Leveraged Employee Stock Ownership Plan - repayments from loan	692		984		1,172
Securitization deposits	1,195		42,088		(46,031)
Preferred stock redemption paid	0		(144,289)		0
Preferred stock dividends paid	0		(2,913)		(12,412)
Common stock dividends paid	(97,421)		(19,484)		0
Contribution to related party	0		(518)		0
Investment contract deposits	301,729		13,854		11,580
Investment contract withdrawals	(31,901)		(28,027)		(34,548)
Net cash used by financing activities	157,783		(112,745)		(60,768)
Effects of exchange rate on cash	(536)		(294)		271
Increase (decrease) in cash and cash equivalents	106,564		(25,334)		138,396
Cash and cash equivalents at the beginning of period	357,180		382,514		244,118
Cash and cash equivalents at the end of the period	463,744		357,180		382,514
Property and Casualty Insurance
Cash flow from operating activities:
Net earnings	9,256	[1]	(23,563)	[2]	3,807	[3]
Earnings from consolidated entities	0	[1]	0	[4]	0	[5]
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	0	[1]	0	[4]	0	[5]
Amortization of deferred policy acquisition costs	0	[1],[6]	0	[2]	0	[3],[5]
Change in allowance for losses on trade receivables	0	[1]	0	[4]	0	[5]
Change in allowance for inventory reserves	0	[1]	0	[4]	0	[5]
Net of (gains) losses on sale of real and personal property	0	[1]	0	[4]	0	[5]
Net (gain) loss on sale of investments	(4,883)	[1]	(810)	[4]	285	[5]
Deferred Income Taxes and Tax Credits	4,459		(12,181)		1,960
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	45,201	[1]	(57,955)	[4]	(5,137)	[5]
Inventories	0	[1]	0	[4]	0	[5]
Prepaid expenses	0	[1]	0	[4]	0	[5]
Capitalization of deferred policy acquisition costs	0	[1]	0	[4]	0	[5]
Other assets	294	[1]	(630)	[4]	30	[5]
Related party assets	(1,361)	[1]	(4,730)	[4]	(351)	[5]
Accounts payable and accrued expenses	0	[1]	0	[4]	0	[5]
Policy benefits and losses, claims and loss expenses payable	(52,755)	[1]	106,213	[4]	4,288	[5]
Other policyholders' funds and liabilities	(281)	[1]	(1,382)	[4]	(789)	[5]
Deferred income	0	[1]	0	[4]	0	[5]
Related party liabilities	346	[1]	(272)	[4]	157	[5]
Net cash provided by operating activities	276	[1]	4,690	[4]	4,250	[5]
Purchase of:
Property, plant and equipment	0	[1]	0	[4]	0	[5]
Short term investments	(97,269)	[1]	(63,126)	[4]	(76,381)	[5]
Fixed maturities investments	(44,460)	[1]	(34,965)	[4]	(34,580)	[5]
Equity securities	(16,289)	[1]	(193)	[4]	(3,297)	[5]
Preferred stock	(6,296)	[1]	(2,717)	[4]	(11,644)	[5]
Real estate	0	[1]	(165)	[4]	(76)	[5]
Mortgage loans	(1,821)	[1]	(45,189)	[4]	(13,244)	[5]
Other investments					0	[5]
Proceeds from sale of:
Property, plant and equipment	0	[1]	0	[4]	0	[5]
Short term investments	87,738	[1]	96,033	[4]	106,130	[5]
Fixed maturities investments	35,493	[1]	22,982	[4]	23,275	[5]
Equity securities	0	[1]	1,422	[4]	133	[5]
Preferred stock	7,258	[1]	7,352	[4]	1,914	[5]
Real estate	0	[1]	310	[4]	309	[5]
Mortgage loans	25,448	[1]	14,390	[4]	6,106	[5]
Net cash used by investing activities	(10,198)	[1]	(3,866)	[4]	(1,355)	[5]
Cash flow from financing activities:
Borrowings from credit facilities	0	[1]	0	[4]	0	[5]
Principal repayments on credit facilities	0	[1]	0	[4]	0	[5]
Debt issuance costs	0	[1]	0	[4]	0	[5]
Capital lease payments	0	[1]	0	[4]	0	[5]
Leveraged Employee Stock Ownership Plan - repayments from loan	0	[1]	0	[4]	0	[5]
Securitization deposits	0	[1]	0	[4]	0	[5]
Proceeds from (repayment of) intercompany loans	0	[1]	0	[4]	0	[5]
Preferred stock redemption paid			0	[4]
Preferred stock dividends paid			0	[4]	0	[5]
Common stock dividends paid	0	[1]	0	[4]
Dividend from related party					(3,303)	[5]
Contribution to related party	1,500	[1]	0	[4]
Investment contract deposits	0	[1]	0	[4]	0	[5]
Investment contract withdrawals	0	[1]	0	[4]	0	[5]
Net cash used by financing activities	1,500	[1]	0	[4]	(3,303)	[5]
Effects of exchange rate on cash	0	[1]	0	[4]	0	[5]
Increase (decrease) in cash and cash equivalents	(8,422)	[1]	824	[4]	(408)	[5]
Cash and cash equivalents at the beginning of period	22,542	[7]	21,718	[4]	22,126	[5]
Cash and cash equivalents at the end of the period	14,120	[8]	22,542	[7]	21,718	[4]
Life Insurance
Cash flow from operating activities:
Net earnings	14,985	[1]	13,185	[2]	11,120	[3]
Earnings from consolidated entities	0	[1]	0	[4]	0	[5]
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	0	[1]	0	[4]	0	[5]
Amortization of deferred policy acquisition costs	17,376	[1],[6]	13,791	[2]	9,494	[3],[5]
Change in allowance for losses on trade receivables	0	[1]	(2)	[4]	(2)	[5]
Change in allowance for inventory reserves	0	[1]	0	[4]	0	[5]
Net of (gains) losses on sale of real and personal property	0	[1]	0	[4]	0	[5]
Net (gain) loss on sale of investments	(3,364)	[1]	(4,281)	[4]	(1,344)	[5]
Deferred Income Taxes and Tax Credits	(147)		6,861		5,148
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	(2,857)	[1]	(1,477)	[4]	614	[5]
Inventories	0	[1]	0	[4]	0	[5]
Prepaid expenses	0	[1]	0	[4]	0	[5]
Capitalization of deferred policy acquisition costs	(50,640)	[1]	(23,166)	[4]	(25,239)	[5]
Other assets	46	[1]	108	[4]	205	[5]
Related party assets	0	[1]	(479)	[4]	0	[5]
Accounts payable and accrued expenses	(1,298)	[1]	1,319	[4]	2,713	[5]
Policy benefits and losses, claims and loss expenses payable	21,175	[1]	122,738	[4]	94,052	[5]
Other policyholders' funds and liabilities	302	[1]	(76)	[4]	1,355	[5]
Deferred income	0	[1]	0	[4]	0	[5]
Related party liabilities	36	[1]	39	[4]	9	[5]
Net cash provided by operating activities	(4,386)	[1]	128,560	[4]	98,125	[5]
Purchase of:
Property, plant and equipment	0	[1]	0	[4]	0	[5]
Short term investments	(314,369)	[1]	(228,496)	[4]	(184,385)	[5]
Fixed maturities investments	(398,802)	[1]	(185,139)	[4]	(181,351)	[5]
Equity securities	0	[1]	0	[4]	0	[5]
Preferred stock	0	[1]	0	[4]	(2,708)	[5]
Real estate	(830)	[1]	(2,600)	[4]	(117)	[5]
Mortgage loans	(33,684)	[1]	(33,184)	[4]	(7,395)	[5]
Other investments					(2,000)	[5]
Proceeds from sale of:
Property, plant and equipment	0	[1]	0	[4]	0	[5]
Short term investments	329,782	[1]	204,860	[4]	211,083	[5]
Fixed maturities investments	125,313	[1]	105,504	[4]	108,706	[5]
Equity securities	0	[1]	0	[4]	0	[5]
Preferred stock	0	[1]	2,708	[4]	0	[5]
Real estate	4	[1]	130	[4]	1,491	[5]
Mortgage loans	23,798	[1]	9,939	[4]	4,533	[5]
Net cash used by investing activities	(268,788)	[1]	(126,278)	[4]	(52,143)	[5]
Cash flow from financing activities:
Borrowings from credit facilities	0	[1]	0	[4]	0	[5]
Principal repayments on credit facilities	0	[1]	0	[4]	0	[5]
Debt issuance costs	0	[1]	0	[4]	0	[5]
Capital lease payments	0	[1]	0	[4]	0	[5]
Leveraged Employee Stock Ownership Plan - repayments from loan	0	[1]	0	[4]	0	[5]
Securitization deposits	0	[1]	0	[4]	0	[5]
Proceeds from (repayment of) intercompany loans	0	[1]	0	[4]	0	[5]
Preferred stock redemption paid			0	[4]
Preferred stock dividends paid			0	[4]	0	[5]
Common stock dividends paid	0	[1]	0	[4]
Dividend from related party					0	[5]
Contribution to related party	0	[1]	0	[4]
Investment contract deposits	301,729	[1]	13,854	[4]	11,580	[5]
Investment contract withdrawals	(31,901)	[1]	(28,027)	[4]	(34,548)	[5]
Net cash used by financing activities	269,828	[1]	(14,173)	[4]	(22,968)	[5]
Effects of exchange rate on cash	0	[1]	0	[4]	0	[5]
Increase (decrease) in cash and cash equivalents	(3,346)	[1]	(11,891)	[4]	23,014	[5]
Cash and cash equivalents at the beginning of period	25,410	[7]	37,301	[4]	14,287	[5]
Cash and cash equivalents at the end of the period	22,064	[8]	25,410	[7]	37,301	[4]
Eliminations
Cash flow from operating activities:
Net earnings	(24,241)		10,050		(15,478)
Earnings from consolidated entities	24,241		(10,378)		14,927
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	0		0		0
Amortization of deferred policy acquisition costs	0		0		0
Change in allowance for losses on trade receivables	0		0		0
Change in allowance for inventory reserves	0		0		0
Net of (gains) losses on sale of real and personal property	0		0		0
Net (gain) loss on sale of investments	0		0		0
Deferred Income Taxes and Tax Credits	0		0		0
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	0		0		0
Inventories	0		0		0
Prepaid expenses	0		0		0
Capitalization of deferred policy acquisition costs	0		0		0
Other assets	0		0		0
Related party assets	1,063	[9]	5,237	[9]	0
Accounts payable and accrued expenses	0		0		0
Policy benefits and losses, claims and loss expenses payable	0		0		0
Other policyholders' funds and liabilities	0		0		0
Deferred income	0		0		0
Related party liabilities	(1,063)	[9]	(5,237)		0
Net cash provided by operating activities	0		(328)		(551)
Purchase of:
Property, plant and equipment	0		0		0
Short term investments	0		0	[9]	0
Fixed maturities investments	0		0		0
Equity securities	0		0		0
Preferred stock	0		0		0
Real estate	0		0		0
Mortgage loans	0		24,437	[9]	3,890	[9]
Other investments					0
Proceeds from sale of:
Property, plant and equipment	0		0		0
Short term investments	0		0		0
Fixed maturities investments	0		0		0
Equity securities	0		0		0
Preferred stock	0		(7,708)	[9]	0
Real estate	0		0		0
Mortgage loans	0		(24,437)	[9]	(3,890)	[9]
Net cash used by investing activities	0		(7,708)		0
Cash flow from financing activities:
Borrowings from credit facilities	0		0		0
Principal repayments on credit facilities	0		0		0
Debt issuance costs	0		0		0
Capital lease payments	0		0		0
Leveraged Employee Stock Ownership Plan - repayments from loan	0		0		0
Securitization deposits	0		0		0
Proceeds from (repayment of) intercompany loans	0		0		0
Preferred stock redemption paid			7,708	[9]
Preferred stock dividends paid			328	[10]	551	[10]
Common stock dividends paid	0		0
Dividend from related party					0
Contribution to related party	0		0
Investment contract deposits	0		0		0
Investment contract withdrawals	0		0		0
Net cash used by financing activities	0		8,036		551
Effects of exchange rate on cash	0		0		0
Increase (decrease) in cash and cash equivalents	0		0		0
Cash and cash equivalents at the beginning of period	0		0		0
Cash and cash equivalents at the end of the period	0		0		0
Moving and Storage Operating Segment
Cash flow from operating activities:
Net earnings	264,708		205,695		184,126
Earnings from consolidated entities	(24,241)		10,378		(14,927)
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	260,492		229,789		212,324
Amortization of deferred policy acquisition costs	0		0		0
Change in allowance for losses on trade receivables	(134)		(206)		30
Change in allowance for inventory reserves	1,133		1,382		(674)
Net of (gains) losses on sale of real and personal property	(22,496)		(20,888)		(23,058)
Net (gain) loss on sale of investments	(76)		(488)		(76)
Deferred Income Taxes and Tax Credits	9,206		109,680		73,790
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	(6,022)		(17,683)		(1,443)
Inventories	1,206		(173)		(6,431)
Prepaid expenses	(15,587)		15,748		(4,244)
Capitalization of deferred policy acquisition costs	0		0		0
Other assets	21,216		6,514		28,480
Related party assets	133,970		(14,238)		264
Accounts payable and accrued expenses	41,330		18,150		9,834
Policy benefits and losses, claims and loss expenses payable	1,102		(16,621)		10,994
Other policyholders' funds and liabilities	0		0		0
Deferred income	(1,312)		4,367		1,967
Related party liabilities	1,145		5,514		83
Net cash provided by operating activities	665,640		536,920		471,039
Purchase of:
Property, plant and equipment	(655,984)		(589,799)		(480,418)
Short term investments	0		0		0
Fixed maturities investments	0		0		0
Equity securities	0		(8,855)		(8,253)
Preferred stock	0		0		0
Real estate	(243)		(5,064)		0
Mortgage loans	(45,206)		(73,227)		(21,809)
Other investments					0
Proceeds from sale of:
Property, plant and equipment	220,699		168,912		180,411
Short term investments	0		0		0
Fixed maturities investments	0		0		0
Equity securities	372		8,800		1,065
Preferred stock	0		0		0
Real estate	667		0		125
Mortgage loans	46,468		54,948		8,407
Net cash used by investing activities	(433,227)		(444,285)		(320,472)
Cash flow from financing activities:
Borrowings from credit facilities	270,546		237,780		321,862
Principal repayments on credit facilities	(257,957)		(201,888)		(288,882)
Debt issuance costs	(2,223)		(2,004)		(1,987)
Capital lease payments	(26,877)		(8,328)		(11,522)
Leveraged Employee Stock Ownership Plan - repayments from loan	692		984		1,172
Securitization deposits	1,195		42,088		(46,031)
Proceeds from (repayment of) intercompany loans	0		0		0
Preferred stock redemption paid			(151,997)
Preferred stock dividends paid			(3,241)		(12,963)
Common stock dividends paid	(97,421)		(19,484)
Dividend from related party					3,303
Contribution to related party	(1,500)		(518)
Investment contract deposits	0		0		0
Investment contract withdrawals	0		0		0
Net cash used by financing activities	(113,545)		(106,608)		(35,048)
Effects of exchange rate on cash	(536)		(294)		271
Increase (decrease) in cash and cash equivalents	118,332		(14,267)		115,790
Cash and cash equivalents at the beginning of period	309,228		323,495		207,705
Cash and cash equivalents at the end of the period	427,560		309,228		323,495
AMERCO
Cash flow from operating activities:
Net earnings	264,708		205,695		184,126
Earnings from consolidated entities	(212,164)		(149,160)		(132,570)
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	5		5		9
Amortization of deferred policy acquisition costs	0		0		0
Change in allowance for losses on trade receivables	0		0		0
Change in allowance for inventory reserves	0		0		0
Net of (gains) losses on sale of real and personal property	0		0		0
Net (gain) loss on sale of investments	(76)		(488)		(65)
Deferred Income Taxes and Tax Credits	9,206		109,680		73,790
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	0		0		0
Inventories	0		0		0
Prepaid expenses	(12,979)		6,470		(15,966)
Capitalization of deferred policy acquisition costs	0		0		0
Other assets	365		2,380		34,937
Related party assets	0		0		273
Accounts payable and accrued expenses	2,659		4,163		(8,603)
Policy benefits and losses, claims and loss expenses payable	0		0		0
Other policyholders' funds and liabilities	0		0		0
Deferred income	0		0		0
Related party liabilities	0		0		0
Net cash provided by operating activities	51,724		178,745		135,931
Purchase of:
Property, plant and equipment	(2)		(1)		(5)
Short term investments	0		0		0
Fixed maturities investments	0		0		0
Equity securities	0		(8,855)		(8,253)
Preferred stock	0		0		0
Real estate	0		0		0
Mortgage loans	0		0		0
Other investments					0
Proceeds from sale of:
Property, plant and equipment	0		0		0
Short term investments	0		0		0
Fixed maturities investments	0		0		0
Equity securities	372		8,800		1,065
Preferred stock	0		0		0
Real estate	0		0		0
Mortgage loans	0		0		0
Net cash used by investing activities	370		(56)		(7,193)
Cash flow from financing activities:
Borrowings from credit facilities	0		0		0
Principal repayments on credit facilities	0		0		0
Debt issuance costs	0		0		0
Capital lease payments	0		0		0
Leveraged Employee Stock Ownership Plan - repayments from loan	0		0		0
Securitization deposits	0		0		0
Proceeds from (repayment of) intercompany loans	172,444		(52,051)		30,566
Preferred stock redemption paid			(151,997)
Preferred stock dividends paid			(3,241)		(12,963)
Common stock dividends paid	(97,421)		(19,484)
Dividend from related party					3,303
Contribution to related party	(1,500)		(518)
Investment contract deposits	0		0		0
Investment contract withdrawals	0		0		0
Net cash used by financing activities	73,523		(227,291)		20,906
Effects of exchange rate on cash	0		0		0
Increase (decrease) in cash and cash equivalents	125,617		(48,602)		149,644
Cash and cash equivalents at the beginning of period	201,502		250,104		100,460
Cash and cash equivalents at the end of the period	327,119		201,502		250,104
U-Haul
Cash flow from operating activities:
Net earnings	180,404		155,579		110,093
Earnings from consolidated entities	0		0		0
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	245,104		216,116		198,991
Amortization of deferred policy acquisition costs	0		0		0
Change in allowance for losses on trade receivables	(134)		(206)		30
Change in allowance for inventory reserves	1,133		1,382		(674)
Net of (gains) losses on sale of real and personal property	(20,697)		(20,647)		(21,875)
Net (gain) loss on sale of investments	0		0		(11)
Deferred Income Taxes and Tax Credits	0		0		0
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	(6,022)		(17,683)		(1,443)
Inventories	1,206		(173)		(6,431)
Prepaid expenses	(2,899)		9,464		11,773
Capitalization of deferred policy acquisition costs	0		0		0
Other assets	21,186		1,852		(6,695)
Related party assets	133,970		(14,301)		55
Accounts payable and accrued expenses	37,910		14,215		18,923
Policy benefits and losses, claims and loss expenses payable	1,102		(16,621)		10,994
Other policyholders' funds and liabilities	0		0		0
Deferred income	(1,312)		4,367		1,967
Related party liabilities	1,145		5,514		83
Net cash provided by operating activities	592,096		338,858		315,780
Purchase of:
Property, plant and equipment	(524,351)		(524,298)		(407,526)
Short term investments	0		0		0
Fixed maturities investments	0		0		0
Equity securities	0		0		0
Preferred stock	0		0		0
Real estate	0		0		0
Mortgage loans	(5,068)		(8,758)		(13,117)
Other investments					0
Proceeds from sale of:
Property, plant and equipment	214,980		168,386		179,043
Short term investments	0		0		0
Fixed maturities investments	0		0		0
Equity securities	0		0		0
Preferred stock	0		0		0
Real estate	0		0		0
Mortgage loans	14,848		9,263		5,412
Net cash used by investing activities	(299,591)		(355,407)		(236,188)
Cash flow from financing activities:
Borrowings from credit facilities	108,846		153,860		257,728
Principal repayments on credit facilities	(159,622)		(130,641)		(90,084)
Debt issuance costs	(301)		(1,402)		(1,987)
Capital lease payments	(26,877)		(8,328)		(11,522)
Leveraged Employee Stock Ownership Plan - repayments from loan	692		984		1,172
Securitization deposits	1,195		42,088		(46,031)
Proceeds from (repayment of) intercompany loans	(223,927)		(5,401)		(223,746)
Preferred stock redemption paid			0
Preferred stock dividends paid			0		0
Common stock dividends paid	0		0
Dividend from related party					0
Contribution to related party	0		0
Investment contract deposits	0		0		0
Investment contract withdrawals	0		0		0
Net cash used by financing activities	(299,994)		51,160		(114,470)
Effects of exchange rate on cash	(536)		(294)		271
Increase (decrease) in cash and cash equivalents	(8,025)		34,317		(34,607)
Cash and cash equivalents at the beginning of period	106,951		72,634		107,241
Cash and cash equivalents at the end of the period	98,926		106,951		72,634
Real Estate
Cash flow from operating activities:
Net earnings	7,519		3,959		7,550
Earnings from consolidated entities	0		0		0
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	15,383		13,668		13,324
Amortization of deferred policy acquisition costs	0		0		0
Change in allowance for losses on trade receivables	0		0		0
Change in allowance for inventory reserves	0		0		0
Net of (gains) losses on sale of real and personal property	(1,799)		(241)		(1,183)
Net (gain) loss on sale of investments	0		0		0
Deferred Income Taxes and Tax Credits	0		0		0
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	0		0		0
Inventories	0		0		0
Prepaid expenses	291		(186)		(51)
Capitalization of deferred policy acquisition costs	0		0		0
Other assets	(335)		2,282		238
Related party assets	0		63		(64)
Accounts payable and accrued expenses	761		(228)		(486)
Policy benefits and losses, claims and loss expenses payable	0		0		0
Other policyholders' funds and liabilities	0		0		0
Deferred income	0		0		0
Related party liabilities	0		0		0
Net cash provided by operating activities	21,820		19,317		19,328
Purchase of:
Property, plant and equipment	(131,631)		(65,500)		(72,887)
Short term investments	0		0		0
Fixed maturities investments	0		0		0
Equity securities	0		0		0
Preferred stock	0		0		0
Real estate	(243)		(5,064)		0
Mortgage loans	(42,652)		(64,469)		(8,692)
Other investments					0
Proceeds from sale of:
Property, plant and equipment	5,719		526		1,368
Short term investments	0		0		0
Fixed maturities investments	0		0		0
Equity securities	0		0		0
Preferred stock	0		0		0
Real estate	667		0		125
Mortgage loans	34,134		45,685		2,995
Net cash used by investing activities	(134,006)		(88,822)		(77,091)
Cash flow from financing activities:
Borrowings from credit facilities	161,700		83,920		64,134
Principal repayments on credit facilities	(98,335)		(71,247)		(198,798)
Debt issuance costs	(1,922)		(602)		0
Capital lease payments	0		0		0
Leveraged Employee Stock Ownership Plan - repayments from loan	0		0		0
Securitization deposits	0		0		0
Proceeds from (repayment of) intercompany loans	51,483		57,452		193,180
Preferred stock redemption paid			0
Preferred stock dividends paid			0		0
Common stock dividends paid	0		0
Dividend from related party					0
Contribution to related party	0		0
Investment contract deposits	0		0		0
Investment contract withdrawals	0		0		0
Net cash used by financing activities	112,926		69,523		58,516
Effects of exchange rate on cash	0		0		0
Increase (decrease) in cash and cash equivalents	740		18		753
Cash and cash equivalents at the beginning of period	775		757		4
Cash and cash equivalents at the end of the period	1,515		775		757
Eliminations
Cash flow from operating activities:
Net earnings	(187,923)		(159,538)		(117,643)
Earnings from consolidated entities	187,923		159,538		117,643
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	0		0		0
Amortization of deferred policy acquisition costs	0		0		0
Change in allowance for losses on trade receivables	0		0		0
Change in allowance for inventory reserves	0		0		0
Net of (gains) losses on sale of real and personal property	0		0		0
Net (gain) loss on sale of investments	0		0		0
Deferred Income Taxes and Tax Credits	0		0		0
Net change in other operating assets and liabilities:
Reinsurance recoverables and trade receivables	0		0		0
Inventories	0		0		0
Prepaid expenses	0		0		0
Capitalization of deferred policy acquisition costs	0		0		0
Other assets	0		0		0
Related party assets	0		0		0
Accounts payable and accrued expenses	0		0		0
Policy benefits and losses, claims and loss expenses payable	0		0		0
Other policyholders' funds and liabilities	0		0		0
Deferred income	0		0		0
Related party liabilities	0		0		0
Net cash provided by operating activities	0		0		0
Purchase of:
Property, plant and equipment	0		0		0
Short term investments	0		0		0
Fixed maturities investments	0		0		0
Equity securities	0		0		0
Preferred stock	0		0		0
Real estate	0		0		0
Mortgage loans	2,514		0		0
Other investments					0
Proceeds from sale of:
Property, plant and equipment	0		0		0
Short term investments	0		0		0
Fixed maturities investments	0		0		0
Equity securities	0		0		0
Preferred stock	0		0		0
Real estate	0		0		0
Mortgage loans	(2,514)		0		0
Net cash used by investing activities	0		0		0
Cash flow from financing activities:
Borrowings from credit facilities	0		0		0
Principal repayments on credit facilities	0		0		0
Debt issuance costs	0		0		0
Capital lease payments	0		0		0
Leveraged Employee Stock Ownership Plan - repayments from loan	0		0		0
Securitization deposits	0		0		0
Proceeds from (repayment of) intercompany loans	0		0		0
Preferred stock redemption paid			0
Preferred stock dividends paid			0		0
Common stock dividends paid	0		0
Dividend from related party					0
Contribution to related party	0		0
Investment contract deposits	0		0		0
Investment contract withdrawals	0		0		0
Net cash used by financing activities	0		0		0
Effects of exchange rate on cash	0		0		0
Increase (decrease) in cash and cash equivalents	0		0		0
Cash and cash equivalents at the beginning of period	0		0		0
Cash and cash equivalents at the end of the period	$ 0		$ 0		$ 0

[1]	Balance for the period ended December 31, 2012
[2]	Balances for the year ended December 31, 2011
[3]	Balances for the year ended December 31, 2010
[4]	Balance for the period ended December 31, 2011
[5]	Balance for the period ended December 31, 2010
[6]	Balances for the year ended December 31, 2012
[7]	Balances as of December 31, 2011
[8]	Balance as of December 31, 2012
[9]	Eliminate intercompany investments
[10]	Eliminate preferred stock dividends paid to affiliate

Schedule I - Condensed Financial Information of AMERCO Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
ASSETS:
Cash and cash equivalents	$ 463,744	$ 357,180	$ 382,514	$ 244,118
Related party assets	182,035	316,157
Total assets	5,306,601	4,654,051	4,191,433
Liabilities:
Other Liabilities	4,077,342	3,618,231
Stockholders' equity:
Additional paid-in capital	438,168	433,743
Accumulated other comprehensive loss	(22,680)	(45,436)
Consolidated statement of change in equity
Beginning of period	1,317,064
Adjustment to initially apply ASU 2010-26	(1,721)
Net earnings	264,708	205,367	183,575
Excess of redemption value over carrying value of preferred shares redeemed		(5,908)	(178)
Net activity	193,439	42,800	180,109
Retained earnings, end of period	1,482,630	1,317,064
Total stockholders' equity	1,229,259	1,035,820
Total liabilities and stockholders' equity	5,306,601	4,654,051
Series A preferred stock
Stockholders' equity:
Preferred stock
Series B preferred stock
Stockholders' equity:
Preferred stock
Series A common stock
Stockholders' equity:
Common stock
Common stock
Stockholders' equity:
Common stock	10,497	10,497
Cost of common shares in treasury, net
Consolidated statement of change in equity
Cost of shares in treasury	(525,653)	(525,653)
Cost of preferred shares in treasury, net
Consolidated statement of change in equity
Cost of shares in treasury	(151,997)	(151,997)
AMERCO
ASSETS:
Cash and cash equivalents	327,119	201,502	250,104	100,460
Investments in subsidiaries	240,080	8,168
Related party assets	1,032,124	1,201,385
Other assets	43,841	27,030
Total assets	1,643,164	1,438,085
Liabilities:
Other Liabilities	412,199	399,867
Stockholders' equity:
Additional paid-in capital	438,378	433,953
Accumulated other comprehensive loss	(22,680)	(45,436)
Consolidated statement of change in equity
Beginning of period	1,316,854	1,139,792
Adjustment to initially apply ASU 2010-26	(1,721)	0
Net earnings	264,708	205,695	184,126
Excess of redemption value over carrying value of preferred shares redeemed	0	(5,908)	0
Dividends	(97,421)	(22,725)
Net activity	165,566	177,062
Retained earnings, end of period	1,482,420	1,316,854	1,139,792
Total stockholders' equity	1,230,965	1,038,218
Total liabilities and stockholders' equity	1,643,164	1,438,085
AMERCO | Series A preferred stock
Stockholders' equity:
Preferred stock	0	0
AMERCO | Series B preferred stock
Stockholders' equity:
Preferred stock	0	0
AMERCO | Series A common stock
Stockholders' equity:
Common stock	0	0
AMERCO | Common stock
Stockholders' equity:
Common stock	10,497	10,497
AMERCO | Cost of common shares in treasury, net
Consolidated statement of change in equity
Cost of shares in treasury	(525,653)	(525,653)
AMERCO | Cost of preferred shares in treasury, net
Consolidated statement of change in equity
Cost of shares in treasury	$ (151,997)	$ (151,997)

Condensed Financial Information of AMERCO, Statements of Operations (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues:
Net interest income from subsidiaries	$ 2,558,587	$ 2,512,027	$ 2,251,359
Expenses:
Operating expenses	1,170,568	1,093,190	1,026,577
Total costs and expenses	2,059,404	2,096,020	1,873,664
Interest income (expense)	(90,696)	(90,371)	(88,381)
Total pretax earnings (loss)	408,487	325,636	289,314
Income tax expense	(143,779)	(120,269)	(105,739)
Net earnings	264,708	205,367	183,575
Less: Excess of redemption value over carrying value of preferred shares redeemed		(5,908)	(178)
Less: Preferred stock dividends		(2,913)	(12,412)
Earnings available to common shareholders	264,708	196,546	170,985
Basic and diluted earnings per common share	$ 13.56	$ 10.09	$ 8.8
Weighted average common shares outstanding: basic and diluted	19,518,779	19,476,187	19,432,781
AMERCO
Revenues:
Net interest income from subsidiaries	5,329	6,085	5,160
Expenses:
Operating expenses	13,611	9,081	7,489
Other expenses	97	98	99
Total costs and expenses	13,708	9,179	7,588
Equity in earnings of subsidiaries	212,164	149,160	132,570
Interest income (expense)	91,125	94,278	85,584
Total pretax earnings (loss)	294,910	240,344	215,726
Income tax expense	(30,202)	(34,649)	(31,600)
Net earnings	264,708	205,695	184,126
Less: Excess of redemption value over carrying value of preferred shares redeemed	0	(5,908)	0
Less: Preferred stock dividends		(3,241)	(12,963)
Earnings available to common shareholders	$ 264,708	$ 196,546	$ 171,163
Basic and diluted earnings per common share	$ 13.56	$ 10.09	$ 8.81
Weighted average common shares outstanding: basic and diluted	19,518,779	19,476,187	19,432,781

Condensed Financial Information of AMERCO, Statements of Cash Flow (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flow from operating activities:
Net earnings	$ 264,708	$ 205,367	$ 183,575
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	260,492	229,789	212,324
Net (gain) loss on sale of investments	(8,323)	(5,579)	(1,135)
Deferred Income Taxes and Tax Credits	13,518	104,360	80,898
Net change in other operating assets and liabilities:
Prepaid expenses	(15,587)	15,748	(4,244)
Other assets	21,556	5,992	28,715
Related party assets	133,672	(14,210)	(87)
Accounts payable and accrued expenses	40,032	19,469	12,547
Net cash provided by operating activities	661,530	669,842	572,863
Cash flow from investing activities:
Purchases of property, plant and equipment	(655,984)	(589,799)	(480,418)
Purchases of equity securities	(16,289)	(9,048)	(11,550)
Proceeds of equity securities	372	10,222	1,198
Net cash used by investing activities	(712,213)	(582,137)	(373,970)
Cash flow from financing activities:
Preferred stock redemption paid	0	(144,289)	0
Preferred stock dividends paid	0	(2,913)	(12,412)
Common stock dividends paid	(97,421)	(19,484)	0
Contribution to related party	0	(518)	0
Net cash used by financing activities	157,783	(112,745)	(60,768)
Increase (decrease) in cash and cash equivalents	106,564	(25,334)	138,396
Cash and cash equivalents at the beginning of period	357,180	382,514	244,118
Cash and cash equivalents at the end of the period	463,744	357,180	382,514
AMERCO
Cash flow from operating activities:
Net earnings	264,708	205,695	184,126
Change in investments in subsidiaries	(212,164)	(149,160)	(132,570)
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	5	5	9
Net (gain) loss on sale of investments	(76)	(488)	(65)
Deferred Income Taxes and Tax Credits	9,206	109,680	73,790
Net change in other operating assets and liabilities:
Prepaid expenses	(12,979)	6,470	(15,966)
Other assets	365	2,380	34,937
Related party assets	0	0	273
Accounts payable and accrued expenses	2,659	4,163	(8,603)
Net cash provided by operating activities	51,724	178,745	135,931
Cash flow from investing activities:
Purchases of property, plant and equipment	(2)	(1)	(5)
Purchases of equity securities	0	(8,855)	(8,253)
Proceeds of equity securities	372	8,800	1,065
Net cash used by investing activities	370	(56)	(7,193)
Cash flow from financing activities:
Proceeds from (repayment of) intercompany loans	172,444	(52,051)	30,566
Preferred stock redemption paid		(151,997)
Preferred stock dividends paid		(3,241)	(12,963)
Common stock dividends paid	(97,421)	(19,484)
Dividend from related party			3,303
Contribution to related party	(1,500)	(518)
Net cash used by financing activities	73,523	(227,291)	20,906
Increase (decrease) in cash and cash equivalents	125,617	(48,602)	149,644
Cash and cash equivalents at the beginning of period	201,502	250,104	100,460
Cash and cash equivalents at the end of the period	$ 327,119	$ 201,502	$ 250,104

Condensed Financial Information of AMERCO, Statements of Cash Flow, Parenthetical (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income taxes paid, net:
Income taxes paid (net of income tax refunded received)	$ 144,682	$ 10,739	$ 14,265

Schedule II, AMERCO and Consolidated Subsidiaries, Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for doubtful accounts (deducted from trade receivable)
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 1,128	$ 1,336	$ 1,308
Additions charged to cost and expenses	1,184	1,485	2,611
Additions charged to other accounts	0	0	0
Deductions	(1,318)	(1,693)	(2,583)
Valuation allowances and reserves, period increase (decrease)	(134)	(208)	28
Balance at year end	994	1,128	1,336
Allowance for obsolescence (deducted from inventory)
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	730	595	2,600
Additions charged to cost and expenses	981	135	0
Additions charged to other accounts	0	0	0
Deductions	0	0	(2,005)
Valuation allowances and reserves, period increase (decrease)	981	135	(2,005)
Balance at year end	1,711	730	595
Allowance for probable losses (deducted from mortgage loans)
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	370	370	370
Additions charged to cost and expenses	0	0	0
Additions charged to other accounts	0	0	0
Deductions	0	0	0
Valuation allowances and reserves, period increase (decrease)	0	0	0
Balance at year end	$ 370	$ 370	$ 370

Schedule V, AMERCO and Consolidated Subsidiaries, Supplemental Information (for Property-Casualty Insurance Operations) (Details) (Consolidated property casualty entity, USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Consolidated property casualty entity
Supplemental information for property, casualty insurance underwriters:
Deferred policy acquisition costs	$ 0		$ 0		$ 0
Reserves for unpaid claims and claims adjustment expense	330,093		382,328		276,355
Discount if any, deducted
Unearned premiums	0		0		4
Net earned premiums (1)	34,342	[1]	32,631	[1]	30,704	[1]
Net investment income (2)	8,976	[2]	9,664	[2]	8,234	[2]
Claim and claim adjustment expenses incurred related to current year	8,962		9,297		9,453
Claim and claim adjustment expenses incurred related to prior year	7,036		56,445		7,832
Amortization of deferred policy acquisition costs	0		0		0
Paid claims and claim adjustment expense	20,807		16,319		17,211
Net premiums written (1)	$ 34,378	[1]	$ 32,627	[1]	$ 30,706	[1]

[1]	The earned and written premiums are reported net of intersegment transactions. There were no earned premiums eliminated for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Net investment income excludes net realized (gains) losses on investments of ($4.9) million, ($0.3) million and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Schedule V, AMERCO and Consolidated Subsidiaries, Supplemental Information (for Property-Casualty Insurance Operations), Parenthetical (Details) (Repwest, USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net investment income excludes net realized (gains) losses on investments:
Investment Income	$ (4.9)	$ (0.3)	$ 0.3
Eliminations
Premiums earned and written net of intersegment transactions:
Earned premiums eliminated	$ 0	$ 0	$ 0

Junior Note Repayment, Related Party (Details) (SAC Holdings, USD $) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2012
SAC Holdings
Related Party Transaction [Line Items]
Repayment of notes receivable from related parties	$ 75

Reportable Segments (Details)	12 Months Ended
Mar. 31, 2013 integer
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Number of reportable segments	3

Financial Instruments with Potential Credit Risk, Cash Deposits (Details) (USD $)	Mar. 31, 2013
Cash, Insured and Uninsured [Abstract]
Cash, FDIC insured amount	$ 250,000
Cash, CDIC insured amount	$ 100,000

Real Estate Acquisitions through Foreclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Real Estate [Abstract]
Real estate, acquisitions obtained through foreclosures	$ 26.1

Inventory Cost, LIFO Versus FIFO (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
LIFO Method Related Items [Abstract]
Percentage of LIFO inventory	96.00%	96.00%
Inventory, LIFO reserve	$ 14,693,000	$ 14,541,000
Effect of LIFO inventory liquidation on income	$ 100,000

Estimated Useful Life (Details)	12 Months Ended
Mar. 31, 2013
Rental equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years 0 months 0 days
Rental equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years 0 months 0 days
All non-rental equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	55 years 0 months 0 days
All non-rental equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years 0 months 0 days

Deferred Method of Accounting for Major Overhaul (Details) (Engine and transmission overhaul, USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Engine and transmission overhaul
Capitalized and amortized:
Property, plant and equipment, useful life	3 years 0 months 0 days	3 years 0 months 0 days	3 years 0 months 0 days
Net amount of (gains) losses netted against depreciation expense	$ 22.5	$ 20.9	$ 23.1

Rental Truck Depreciation Data (Details) (Rental trucks, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Rental trucks
Schedule of rental trucks depreciation:
Salvage value percentage	15.00%
Percentage reduction for year one, depreciation	16.00%
Percentage reduction for year two, depreciation	13.00%
Percentage reduction for year three, depreciation	11.00%
Percentage reduction for year four, depreciation	9.00%
Percentage reduction for year five, depreciation	8.00%
Percentage reduction for year six, depreciation	7.00%
Percentage reduction for year seven, depreciation	6.00%
Percentage reduction if straight line approach used each year for depreciation calculation	5.70%
Increase in amount of depreciation because of accelerated method	$ 57	$ 54.6	$ 44.8
Month and year depreciation method changed	2012-10
Salvage value percentage under the old declining balance method	20.00%

Carrying Value of Surplus Real Estate (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Real Estate Companies Disclosures [Abstract]
Carrying value of surplus real estate	$ 14.3	$ 14.8

Self-Insurance Reserves (Details) (Property liability for rental equipment, U-Haul, USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Property liability for rental equipment | U-Haul
Liability for Future Policy Benefit, by Product Segment [Line Items]
Self insurance reserve	$ 380.8	$ 380.1
Reduced self-insurance reserve	5	20
Accrued insurance, noncurrent	8.1	6.7
Estimated insurance recoveries	$ 0.5	$ 0.1

Advertising Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Marketing and Advertising Expense [Abstract]
Advertising expense	$ 6.7	$ 10.3	$ 14.9

New Annuity Contract Holders Sale Inducement Premiums Bonus (Details) (Life Insurance, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Life Insurance
Policyholder Benefits and Claims Incurred, Net, by Business Type [Abstract]
Deferred sales inducement, net	$ 17.2
Deferred sales inducements, amortization expense	$ 0.9

Capitalization of Costs Relating to the Acquisition or Renewal of Insurance Contracts (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Deferred Policy Acquisition Costs Disclosures [Abstract]
New accounting pronouncement or change in accounting principle, cumulative effect of change in equity or net assets	$ 1.7

Unrelease ESOP Shares Excluded from Weighted Average Common Shares Outstanding (Details)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Post 1992 shares of the employee stock ownership plan that have not been committed to be released	66,669	110,504	153,069

Company Redemption of Series A Preferred Stock (Details) (USD $)	3 Months Ended
Jun. 30, 2011
Stock Redemption of Preferred Stock During Period [Abstract]
Series A preferred stock redemption date	Jun 1, 2011
Company redeemed Series A 8 1/2% preferred stock	6,100,000
Preferred stock, dividend percentage rate	8.50%
Redemption price per share	$ 25

Additional Paid In Capital and Insurance Subsidiaries Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Additional paid in capital:
Payments for repurchase preferred stock		$ 0	$ 144,289,000	$ 0
Series A preferred stock redemption date	Jun 1, 2011
Insurance subsidiaries
Additional paid in capital:
Payments for repurchase preferred stock			7,700,000
Reduction of insurance company holdings			5,900,000
AMERCO
Additional paid in capital:
Prior to redemption additional paid-in capital cost			146,300,000
Payments for repurchase preferred stock			151,997,000
Series A preferred stock redemption date			Jun 1, 2011
Payments for repurchase of preferred stock and preference stock			$ 152,500,000

Insurance Subsidiaries Purchase of Series A Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended	27 Months Ended
	Mar. 31, 2012 Insurance subsidiaries	Mar. 31, 2013 Series A preferred stock	Mar. 31, 2012 Series A preferred stock	Mar. 31, 2011 Series A preferred stock Insurance subsidiaries	Mar. 31, 2011 Series A preferred stock Insurance subsidiaries
Insurance investments:
Payments for repurchase of preferred stock and preference stock					$ 7.2
Preferred stock, shares issued		6,100,000	6,100,000	308,300	308,300
Recognized charge to net earnings	$ 5.9			$ 0.2

Statutory Requirements of Bonds Deposited with Insurance Regulatory Authorities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Regulatory Capital Requirements [Abstract]
Assets held by insurance regulators	$ 16.4	$ 16.1

Available-for-sale Securities Fair Value and Gross Realized Gains (Losses) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Available-for-sale securities, gross realized gains	$ 9.5	$ 5.9	$ 2
Available-for-sale securities, gross realized losses	0.7	0.2	0.2
Fair value of sold available-for-sale securities	165.1	141.1	134.7
Other-than-temporary impairments	$ 0	$ 0.1	$ 0.8
Bank of America common stock owned	1,800,000	1,800,000	1,800,000

Mortgage Loans - Allowance for Probable Losses and Any Unamortized Premiums or Discounts (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums [Abstract]
Allowance for probable losses and any unamortized premiums or discounts	$ 0.4	$ 0.4

Long-term Debt Borrowings, Text Portion (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Amerco Real Estate, Subsidiaries, and U-Haul Co. of Florida Mortgages U-Haul Guarantor	Mar. 31, 2013 Amerco Real Estate, Subsidiaries, and U-Haul Co. of Florida Line of Credit U-Haul Guarantor	Mar. 31, 2013 Amerco Real Estate and Subsidiaries of U-Haul Int'l Construction Loans U-Haul Int'l and Amerco Guarantor	Mar. 31, 2013 Amerco Real Estate and U-Haul Company of Florida Line of Credit U-Haul Int'l and Amerco Guarantor	Mar. 31, 2013 Various Subsidiaries of Amerco Real Estate and U-Haul Int'l Senior Mortgage Amerco Real Estate and U-Haul Int'l Guarantor	Mar. 31, 2013 Amerco Real Estate Company Capital Lease Obligations U-Haul Int'l and Amerco Guarantor	Mar. 31, 2013 U-Haul Int'l and Subsidiaries Rental Truck (Amortizing Credit) First Loan U-Haul Int'l and Amerco Guarantor	Mar. 31, 2013 U-Haul Int'l and Subsidiaries Rental Truck (Amortizing Credit) Second Loan U-Haul Int'l and Amerco Guarantor	Mar. 31, 2013 Subsidiaries of U-Haul Int'l Cargo Van and Pickup Acquisitions Amerco Real Estate and U-Haul Int'l Guarantor	Mar. 31, 2013 U-Haul S Fleet, 2007 Box Truck Note Securitization First Loan	Mar. 31, 2013 U-Haul S Fleet, 2010 Box Truck Note Securitization Second Loan	Mar. 31, 2013 AMERCO	Mar. 31, 2012 AMERCO	Mar. 31, 2013 AMERCO Capital Leases for New Equipment	Mar. 31, 2013 Amerco and US Bank, National Association, the Trustee U-Haul Investor Club
Debt instruments, interest rate, stated percentage:
Debt instrument, interest rate, stated percentage			6.93%									5.56%	4.90%
Debt instrument, interest rate, stated percentage rate range, minimum				1.50%			4.90%		1.75%	2.59%	3.52%						3.00%
Debt instrument, interest rate, stated percentage rate range, maximum				2.00%			5.75%		6.92%	3.94%	3.53%						8.00%
Debt instruments, interest rate, effective percentage:
LIBOR			0.21%		0.20%				0.20%
LIBOR - highest rate									0.21%
Applicable margin interest rate			1.50%		1.90%	1.25%		1.25%
Debt instrument, interest rate at period end			1.71%		2.10%
Applicable margin, per loan agreement, minimum rate									0.90%
Applicable margin, per loan agreement, maximum rate									2.63%
Applicable margins, low rate									0.90%
Applicable margins, high rate									2.63%
Debt instruments, face, payment, and remaining balance amount:
Debt instrument, face amount			$ 300,000,000								$ 115,000,000
Debt instrument, original face amount											85,000,000
Debt instrument, increase in face amount											95,000,000
Debt instrument, associate another note amount											20,000,000
Line of credit facility, maximum borrowing capacity				41,000,000	26,100,000	100,000,000		25,000,000				217,000,000	155,000,000
Line of credit, current borrowing capacity						50,000,000
Line of credit facility, remaining borrowing capacity				41,000,000		50,000,000		25,000,000
Notes, loans and leases payable	1,661,845,000	1,486,211,000	235,000,000		24,600,000		556,500,000		246,100,000	41,400,000	115,000,000	82,700,000	108,100,000	0	0	273,500,000	26,900,000
Subsidiary holdings of parent company debt																	$ 6,500,000
Debt instruments, issuance and maturity dates:
Mortgage loans on real estate, final maturity date			Aug 10, 2018	Aug 10, 2018	Jun 30, 2016	Apr 30, 2014
Debt instrument, maturity date								Apr 30, 2015			Aug 26, 2016	Feb 25, 2014	Oct 25, 2017
Debt instrument, maturity date range, start							Jul 1, 2015		Jul 31, 2013	Jul 31, 2013							Jun 30, 2013
Debt instrument, maturity date range, end							Oct 11, 2038		Jan 1, 2020	Jan 1, 2020							May 31, 2043
Debt instrument, issuance date					Jun 29, 2006	Apr 29, 2011					Dec 31, 2009	Jun 1, 2007	Oct 28, 2010				Feb 28, 2011
Loan modification and extension date					Jun 27, 2011	Mar 31, 2012		Mar 31, 2012			May 31, 2017
Term note amended date						Feb 28, 2013		Feb 28, 2013			Aug 26, 2011
Debt instrument, earliest issuance date																Apr 29, 2008
Debt instrument, latest issuance date											Dec 22, 2011					Mar 31, 2013
Purchase equipment through fiscal year												2008
Debt instruments, miscellaneous information:
Terms of lease																Between 5 and 7 years
Optional extension						1 year 0 months 0 days		1 year 0 months 0 days

Interest Paid in Cash Including Payments Related to Derivative Contracts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net Cash Provided by (Used in) Financing Activities, Continuing Operations [Abstract]
Interest paid in cash including payments related to derivative contracts	$ 84.6	$ 87	$ 84.7

Total Notional Amount Variable Interest Rate Swap (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013
Interest Rate Derivatives [Abstract]
Total notional amount of Company's variable interest rate swaps	$ 450.1
Notional amount of operating lease	$ 13.7

Reclassification of AOCI to Earnings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Reclassification of Aoci To Earnings [Abstract]
Reclassify net losses on interest rate contracts from AOCI to earnings over the next twelve months	$ 16.3

Company Redemption of Series A Preferred Stock in Stockholders' Equity (Details) (USD $)	3 Months Ended
Jun. 30, 2011
Stock Redemption of Preferred Stock During Period [Abstract]
Series A preferred stock redemption date	Jun 1, 2011
Company redeemed Series A 8 1/2% preferred stock	6,100,000
Preferred stock, dividend percentage rate	8.50%
Redemption price per share	$ 25

Additional Paid in Capital and Insurance Subsidiaries Activity in Stockholders' Equity (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Additional paid in capital:
Payments for repurchase preferred stock		$ 0	$ 144,289,000	$ 0
Series A preferred stock redemption date	Jun 1, 2011
Insurance subsidiaries
Additional paid in capital:
Payments for repurchase preferred stock			7,700,000
Reduction of insurance company holdings			5,900,000
Amerco, Business Segment [Member]
Additional paid in capital:
Prior to redemption additional paid-in capital cost			146,300,000
Payments for repurchase preferred stock			151,997,000
Series A preferred stock redemption date			Jun 1, 2011
Payments for repurchase of preferred stock and preference stock			$ 152,500,000

Insurance Subsidiaries Purchase of Series A Preferred Stock in Stockholders' Equity (Details) (Series A preferred stock, USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011 Insurance subsidiaries
Insurance investments:
Preferred stock, value, issued			$ 7.2
Preferred stock, shares issued	6,100,000	6,100,000	308,300

Special Cash Dividend on Common Stock (Details) (USD $)	3 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Dividends payable, amount per share	$ 5
Dividends payable, date declared	Nov 7, 2012
Dividends payable, date of record	Nov 19, 2012
Dividends payable, date to be paid	Nov 30, 2012

Adjustment to Estimate for Excess Workers' Compensation Reserve (Details) (Repwest, USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended
Dec. 31, 2011
Repwest
Extraordinary and Unusual Items [Abstract]
Strengthen reserves for workers' compensation business	$ 48.3
Decrease in net earnings	$ 31.4
Reduced earnings per share	$ 1.61

Soon to Expire, Utilized State Net Operating Loss (Details) (State, USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
State
Change in deferred tax balances:
Beginning of expiration dates	March 31, 2014
Net operating losses potentially not utilized	$ 14.7

Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefits	$ 13,862	$ 11,780

Deferred Tax Miscellaneous Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Deferred Tax Miscellaneous Information [Abstract]
Unrecognized tax benefits, period increase (decrease)	$ 2,082

Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued and Expensed (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Unrecognized tax benefits, income tax penalties and interest accrued	$ 4.3	$ 4
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Unrecognized tax benefits, income tax penalties and interest expense	$ 0.3

Profit Sharing Plans, Contributions Made by Corporation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Pension and Other Postretirement Benefit Contributions [Abstract]
Contributions made to the profit sharing plan	$ 0	$ 0	$ 0

ESOP Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Length of service requirement	1 year 0 months 0 days	1 year 0 months 0 days	1 year 0 months 0 days
Employee stock ownership plan (ESOP), compensation expense	$ 5	$ 4.4	$ 3.9

ESOP Total Amount Contributed to the Plan Trust (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee stock ownership plan (ESOP), cash contributions to ESOP	$ 1.7	$ 2	$ 2.1

Postretirement Life and Medical Insurance Benefits to Eligible Retirees (Details) (USD $)	12 Months Ended
Mar. 31, 2013 age
Health insurance
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation arrangement with individuals, description	Retirees must have attained age sixty-five and earned twenty years of full-time service upon retirment for coverage under the medical plan. The medical benefits are capped at a $20,000 lifetime maximum per covered person. The benefits are coordinated with Medicare and any other medical policies in force.
Age requirement for retiring	65
Deferred compensation arrangement with individual, requisite service period	Twenty years
Lifetime maximum benefit paid per individual	$ 20,000
Life insurance
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation arrangement with individuals, description	Retirees who have attained the age sixty-five and earned at least ten years of full-time service upon retirement from the Company are entitled to group term life insurance benefits. The life insruance benefit is $2,000 plus $100 for each year of employment over ten years. The plan is not funed and claims are paid as they are incurred
Age requirement for retiring	65
Deferred compensation arrangement with individual, requisite service period	Ten years
Lifetime maximum benefit paid per individual	2,000
Additional benefit stipulation for life insurance	10 years 0 months 0 days
Additional benefit requirement amount	$ 100

Health Care Cost Trend Rate Used to Measure the Accumulated Postretirement Benefit Obligation (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined benefit plan, ultimate health care cost trend rate	4.50%	4.50%
Defined benefit plan, year that rate reaches ultimate trend rate	2029	2029
Defined benefit plan, health care cost trend rate assumed for next fiscal year	7.80%	8.10%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined benefit plan, effect of one percentage point increase on accumulated postretirement benefit obligation	$ 183,633
Defined benefit plan, effect of one percentage point increase on service and interest cost components	15,182
Defined benefit plan, effect of one percentage point decrease on accumulated postretirement benefit obligation	205,342
Defined benefit plan, effect of one percentage point decrease on service and interest cost components	$ 17,098

Fair Value Measurement, Transfer Level 1 to Level 2 (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair value, assets, level 1 to level 2 transfers, amount	$ 2.3

Maximum Amount of Life Insurance Retained on Any One Life (Details) (USD $)	12 Months Ended
Mar. 31, 2013
Reinsurance Disclosures [Abstract]
Maximum amount of life insurance retained on any one life	$ 110,000

Potential Liability Obligations Under the Related Reinsurance Agreements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Reinsurance Effect on Claims and Benefits Incurred, Net Amount [Abstract]
Letters of credit held at year end from re-insurers	$ 0.6
Letters of credit issued at year end	$ 5.3

Liability for Incurred Losses and Loss Adjustment Expenses Net of Reinsurance Recoverables (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Liability for Unpaid Claims and Claims Adjustment Expense, Adjustment of Opening Balance [Line Items]
Reinsurance recoverable	$ 186,533,000	$ 240,824,000
Property and Casualty Insurance
Liability for Unpaid Claims and Claims Adjustment Expense, Adjustment of Opening Balance [Line Items]
Reinsurance recoverable	176,439,000	223,865,000	167,315,000	162,711,000
Increase in liability for incurred losses and loss adjustment expenses	$ 4,800,000

Rental Equipment Operating Leases (Details) (Rental equipment, USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Rental equipment
Contingent liabilities and commitments:
Lease expiration year	2019
Guaranteed residual value	$ 117.9
Started leasing equipment date	1987

Litigations Settlement (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Loss Contingency [Abstract]
Gain contingency, unrecorded amount	$ 5
Loss contingency, settlement agreement, terms	AMERCO paid none of plaintiffs' attorneys' fees or costs. In return, AMERCO released plaintiffs from further related litigation based on plaintiffs conduct in this litigation. Moreover, Paul Shoen, Alan Kahn, Grover Wickersham and numerous individuals and entities related to Paul Shoen and Grover Wickersham agreed to sell all of their AMERCO securities in the open market and not sue AMERCO or any of the other defendants for 20 year.
Restriction on future litigation	20 years 0 months 0 days

Related Party Notes Receivable and Management Fees [Text] (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
SAC Holdings
Related party notes receivable:
Notes receivable outstanding	$ 72,397,000	$ 195,426,000
Various Subsidiaries of Amerco | SAC Holdings
Related party notes receivable:
Cash interest payments	12,600,000	17,800,000	15,800,000
Notes receivable outstanding	72,400,000
Largest aggregate balance in reporting period	195,400,000
Earliest maturity year	2017	2017	2017
Latest maturity year	2019	2019	2019
Repayments of SAC Holdings notes and interest receivables	127,300,000
Amerco, U-Haul Int'l | Private Mini
Related party notes receivable:
Cash interest payments	5,400,000	5,400,000	5,500,000
Notes receivable outstanding	65,900,000
Largest aggregate balance in reporting period	66,300,000
AMERCO | SAC Holdings, Mercury, Four SAC, Five SAC, Galaxy and Private Mini
Management fees revenue:
Management fees received exclusive of reimbursed expenses	$ 23,700,000	$ 22,500,000	$ 22,000,000
Management fee rate, lowest	4.00%	4.00%	4.00%
Management fee rate, highest	10.00%	10.00%	10.00%

Related Party Costs and Expenses [Text] (Details) (SAC Holdings, Four SAC, Five SAC, Galaxy, and Private Mini, USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
SAC Holdings, Four SAC, Five SAC, Galaxy, and Private Mini
Related party costs and expenses:
Revenue, excluding dealer agreement commissions and expenses	$ 34.8
Revenue, generated by the dealer agreement from related parties	200.3
Commission expenses, generated from dealer agreement with related parties	43.8
Expenses, related parties	2.6
Cash flow, related party	$ 159.6

Dividends Paid to Stockholders' by Insurance Companies Domiciled in the State of Arizona (Details) (Arizona, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Repwest
Statutory financial information of insurance subsidiaries:
Statutory accounting practices, statutory amount available for dividend payments	$ 9.9
Dividend payments restrictions schedule, amounts paid	0
Oxford
Statutory financial information of insurance subsidiaries:
Statutory accounting practices, statutory amount available for dividend payments	13.2
Dividend payments restrictions schedule, amounts paid	$ 0